UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Value Discovery

Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Discovery Fund	29.72%	7.13%	9.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund, a class of the fund, on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Sean Gavin, Portfolio Manager of Fidelity® Value Discovery Fund: For the year, the fund's Retail Class shares returned 29.72%, underperforming the 30.99% advance of the Russell 3000® Value Index. I blend three different time-tested valuation techniques when assessing a company's value. I look for high-quality companies, using return on invested capital as my main measure of quality. Shareholders should be aware that this focus on quality tends to insulate the portfolio during periods of market contraction, but also makes it less likely to keep up during times of market exuberance, as seen during most of the 12-month period. During the period, the fund was held back by unfavorable positioning in diversified financials - including not owning outperforming index components Bank of America and Citigroup - and stock picking in media, where an investment in textbook and journal publisher John Wiley & Sons detracted. Energy was another area of weakness in both absolute and relative terms. The fund's modest cash position - held for liquidity purposes - was a further negative in an up market, although I roughly halved it by period end. On the plus side, overweighting information technology helped, particularly timely ownership of personal computer manufacturer Dell, which was sold from the fund before period end. Underweighting telecommunication services also was a plus, with not owning underperforming telecom services provider and index component AT&T especially helpful.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Value Discovery	.71%
Actual		$ 1,000.00	$ 1,158.70	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class K	.55%
Actual		$ 1,000.00	$ 1,160.10	$ 2.95
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	4.7
JPMorgan Chase & Co.	3.6	2.3
Exxon Mobil Corp.	3.5	2.6
Wells Fargo & Co.	3.5	3.0
Berkshire Hathaway, Inc. Class B	3.5	4.1
Cisco Systems, Inc.	2.5	2.2
Amgen, Inc.	2.2	0.8
U.S. Bancorp	2.1	2.0
UnitedHealth Group, Inc.	2.1	1.8
Apple, Inc.	1.9	0.0
	29.4
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.2
Health Care	16.7	15.2
Information Technology	15.3	9.2
Energy	13.5	11.7
Consumer Discretionary	9.9	10.7
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 98.2%		Stocks 96.0%
	Convertible Securities 0.8%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	13.2%	** Foreign investments	16.3%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	52,200	$ 3,024,468
Media - 4.8%
Comcast Corp. Class A	148,653	6,701,277
John Wiley & Sons, Inc. Class A	95,985	4,331,803
The Walt Disney Co.	22,571	1,459,215
Time Warner Cable, Inc.	59,543	6,792,070
Viacom, Inc. Class B (non-vtg.)	79,800	5,807,046
		25,091,411
Multiline Retail - 1.5%
Kohl's Corp.	73,200	3,878,136
Macy's, Inc.	88,653	4,285,486
		8,163,622
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	51,800	4,272,982
American Eagle Outfitters, Inc.	226,112	4,440,840
AutoZone, Inc. (a)	8,885	3,985,633
		12,699,455
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	64,500	3,426,885
TOTAL CONSUMER DISCRETIONARY		52,405,841
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	158,300	9,733,867
Walgreen Co.	88,200	4,432,050
		14,165,917
Food Products - 1.0%
Amira Nature Foods Ltd. (d)	287,700	2,330,370
The J.M. Smucker Co.	28,492	3,205,920
		5,536,290
Household Products - 2.0%
Energizer Holdings, Inc.	54,300	5,527,740
Procter & Gamble Co.	61,780	4,960,934
		10,488,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	22,445	$ 2,390,393
TOTAL CONSUMER STAPLES		32,581,274
ENERGY - 13.5%
Energy Equipment & Services - 2.2%
Enerflex Ltd.	185,000	2,627,933
Ensco PLC Class A	45,203	2,591,940
National Oilwell Varco, Inc.	88,100	6,181,977
		11,401,850
Oil, Gas & Consumable Fuels - 11.3%
Chevron Corp.	188,881	23,778,226
ENI SpA	180,226	3,980,677
Exxon Mobil Corp.	198,378	18,597,938
Marathon Petroleum Corp.	49,200	3,607,836
Phillips 66	72,000	4,428,000
Suncor Energy, Inc.	170,600	5,391,565
		59,784,242
TOTAL ENERGY		71,186,092
FINANCIALS - 26.7%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	201,000	6,321,450
Goldman Sachs Group, Inc.	22,100	3,625,063
MLP AG	437,772	2,675,500
		12,622,013
Commercial Banks - 7.6%
East West Bancorp, Inc.	101,500	3,129,245
PNC Financial Services Group, Inc.	98,021	7,454,497
U.S. Bancorp	301,000	11,233,320
Wells Fargo & Co.	420,537	18,293,360
		40,110,422
Consumer Finance - 2.2%
American Express Co.	45,100	3,327,027
Capital One Financial Corp.	117,382	8,101,706
		11,428,733
Diversified Financial Services - 5.2%
JPMorgan Chase & Co.	341,401	19,026,278
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	26,568	$ 1,643,496
The NASDAQ Stock Market, Inc.	200,166	6,485,378
		27,155,152
Insurance - 9.3%
ACE Ltd.	59,100	5,400,558
Berkshire Hathaway, Inc. Class B (a)	157,762	18,279,883
Everest Re Group Ltd.	24,704	3,298,725
Fidelity National Financial, Inc. Class A	181,020	4,431,370
Greenlight Capital Re, Ltd. (a)	99,475	2,630,119
Marsh & McLennan Companies, Inc.	82,900	3,471,023
MetLife, Inc.	112,821	5,462,793
ProAssurance Corp.	29,200	1,563,076
The Travelers Companies, Inc.	53,013	4,429,236
		48,966,783
TOTAL FINANCIALS		140,283,103
HEALTH CARE - 16.7%
Biotechnology - 2.2%
Amgen, Inc.	104,491	11,315,330
Health Care Equipment & Supplies - 0.9%
Stryker Corp.	66,200	4,664,452
Health Care Providers & Services - 7.0%
CIGNA Corp.	96,938	7,544,685
Express Scripts Holding Co. (a)	89,801	5,886,456
Humana, Inc.	47,450	4,330,287
Laboratory Corp. of America Holdings (a)	26,939	2,606,079
McKesson Corp.	45,332	5,560,423
UnitedHealth Group, Inc.	150,800	10,985,780
		36,913,710
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	48,500	2,459,920
Endo Health Solutions, Inc. (a)	42,643	1,640,050
GlaxoSmithKline PLC sponsored ADR	122,839	6,259,875
Jazz Pharmaceuticals PLC (a)	43,462	3,281,816
Johnson & Johnson	42,256	3,950,936
Merck & Co., Inc.	177,910	8,569,925
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	69,270	$ 3,566,020
Teva Pharmaceutical Industries Ltd. sponsored ADR	128,900	5,117,330
		34,845,872
TOTAL HEALTH CARE		87,739,364
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.0%
United Technologies Corp.	48,385	5,108,004
Electrical Equipment - 0.6%
Emerson Electric Co.	49,540	3,040,270
Industrial Conglomerates - 2.8%
3M Co.	56,300	6,611,309
Danaher Corp.	53,100	3,575,754
General Electric Co.	178,952	4,361,060
		14,548,123
Machinery - 0.7%
Stanley Black & Decker, Inc.	47,000	3,977,140
Professional Services - 1.0%
Dun & Bradstreet Corp.	51,065	5,291,866
TOTAL INDUSTRIALS		31,965,403
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.5%
Cisco Systems, Inc.	519,600	13,275,780
Computers & Peripherals - 3.6%
Apple, Inc.	22,200	10,045,500
EMC Corp.	262,100	6,853,915
Hewlett-Packard Co.	83,339	2,140,146
		19,039,561
Electronic Equipment & Components - 1.3%
Corning, Inc.	245,500	3,729,145
TE Connectivity Ltd.	11,000	561,440
Tech Data Corp. (a)	45,100	2,315,434
		6,606,019
IT Services - 5.7%
Amdocs Ltd.	84,979	3,269,142
CACI International, Inc. Class A (a)	38,000	2,523,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	36,500	$ 2,642,235
Fiserv, Inc. (a)	59,600	5,735,904
IBM Corp.	21,360	4,166,054
Lender Processing Services, Inc.	243,050	7,942,874
The Western Union Co.	214,600	3,854,216
		30,133,625
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)(d)	53,433	1,030,188
Skyworks Solutions, Inc. (a)	21,700	521,234
		1,551,422
Software - 1.9%
CA Technologies, Inc.	115,755	3,442,554
Microsoft Corp.	200,924	6,395,411
		9,837,965
TOTAL INFORMATION TECHNOLOGY		80,444,372
MATERIALS - 0.7%
Containers & Packaging - 0.7%
Ball Corp.	89,100	3,990,789
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	1,467,500	4,395,274
UTILITIES - 2.3%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	119,900	5,557,365
Edison International	129,000	6,430,650
		11,988,015
TOTAL COMMON STOCKS (Cost $418,175,606)		516,979,527
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14	$ 4,330,000	$ 4,075,613
TOTAL CONVERTIBLE BONDS (Cost $3,630,699)		4,075,613
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	10,542,054	10,542,054
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,375,000	1,375,000
TOTAL MONEY MARKET FUNDS (Cost $11,917,054)		11,917,054
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $433,723,359)		532,972,194
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(6,787,071)
NET ASSETS - 100%		$ 526,185,123
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,033
Fidelity Securities Lending Cash Central Fund	28,937
Total	$ 45,970
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,405,841	$ 52,405,841	$ -	$ -
Consumer Staples	32,581,274	32,581,274	-	-
Energy	71,186,092	67,205,415	3,980,677	-
Financials	140,283,103	140,283,103	-	-
Health Care	87,739,364	87,739,364	-	-
Industrials	31,965,403	31,965,403	-	-
Information Technology	80,444,372	80,444,372	-	-
Materials	3,990,789	3,990,789	-	-
Telecommunication Services	4,395,274	-	4,395,274	-
Utilities	11,988,015	11,988,015	-	-
Corporate Bonds	4,075,613	-	4,075,613	-
Money Market Funds	11,917,054	11,917,054	-	-
Total Investments in Securities:	$ 532,972,194	$ 520,520,630	$ 12,451,564	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
United Kingdom	3.5%
Canada	1.5%
Switzerland	1.1%
Israel	1.0%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $1,340,200) - See accompanying schedule: Unaffiliated issuers (cost $421,806,305)	$ 521,055,140
Fidelity Central Funds (cost $11,917,054)	11,917,054
Total Investments (cost $433,723,359)		$ 532,972,194
Foreign currency held at value (cost $1)		1
Receivable for investments sold		2,318,391
Receivable for fund shares sold		281,610
Dividends receivable		432,068
Interest receivable		36,083
Distributions receivable from Fidelity Central Funds		2,258
Other receivables		6,750
Total assets		536,049,355

Liabilities
Payable to custodian bank	$ 153,287
Payable for investments purchased	7,329,770
Payable for fund shares redeemed	643,319
Accrued management fee	209,269
Other affiliated payables	96,299
Other payables and accrued expenses	57,288
Collateral on securities loaned, at value	1,375,000
Total liabilities		9,864,232

Net Assets		$ 526,185,123
Net Assets consist of:
Paid in capital		$ 563,414,304
Undistributed net investment income		4,272,759
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,745,898)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,243,958
Net Assets		$ 526,185,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2013

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($454,973,577 ÷ 22,826,566 shares)	$ 19.93

Class K: Net Asset Value, offering price and redemption price per share ($71,211,546 ÷ 3,572,712 shares)	$ 19.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 10,891,914
Interest		524,982
Income from Fidelity Central Funds		45,970
Total income		11,462,866

Expenses
Management fee Basic fee	$ 2,671,522
Performance adjustment	(468,956)
Transfer agent fees	958,662
Accounting and security lending fees	187,990
Custodian fees and expenses	14,756
Independent trustees' compensation	3,004
Registration fees	51,780
Audit	49,026
Legal	2,183
Miscellaneous	4,061
Total expenses before reductions	3,474,028
Expense reductions	(82,097)	3,391,931
Net investment income (loss)		8,070,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,426,227
Foreign currency transactions	(1,677)
Total net realized gain (loss)		55,424,550
Change in net unrealized appreciation (depreciation) on: Investment securities	62,529,419
Assets and liabilities in foreign currencies	(4,150)
Total change in net unrealized appreciation (depreciation)		62,525,269
Net gain (loss)		117,949,819
Net increase (decrease) in net assets resulting from operations		$ 126,020,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,070,935	$ 7,429,197
Net realized gain (loss)	55,424,550	49,327,735
Change in net unrealized appreciation (depreciation)	62,525,269	(37,015,488)
Net increase (decrease) in net assets resulting from operations	126,020,754	19,741,444
Distributions to shareholders from net investment income	(7,811,842)	(5,624,834)
Share transactions - net increase (decrease)	(58,316,230)	(130,031,025)
Total increase (decrease) in net assets	59,892,682	(115,914,415)

Net Assets
Beginning of period	466,292,441	582,206,856
End of period (including undistributed net investment income of $4,272,759 and undistributed net investment income of $4,004,704, respectively)	$ 526,185,123	$ 466,292,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Value Discovery

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12
Income from Investment Operations
Net investment income (loss) B	.29	.22	.13	.14 E	.17
Net realized and unrealized gain (loss)	4.29	.57	2.13	1.31	(3.51)
Total from investment operations	4.58	.79	2.26	1.45	(3.34)
Distributions from net investment income	(.27)	(.15)	(.19)	(.12)	(.18)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.27)	(.15)	(.19)	(.12)	(.20)
Net asset value, end of period	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Total Return A	29.72%	5.43%	17.69%	12.60%	(22.14)%
Ratios to Average Net Assets C, F
Expenses before reductions	.74%	.87%	.80%	.96%	.93%
Expenses net of fee waivers, if any	.74%	.87%	.80%	.96%	.93%
Expenses net of all reductions	.73%	.87%	.79%	.95%	.92%
Net investment income (loss)	1.66%	1.49%	.88%	1.10% E	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 454,974	$ 412,499	$ 540,644	$ 598,561	$ 642,054
Portfolio turnover rate D	55%	92%	59%	116%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Income from Investment Operations
Net investment income (loss) B	.32	.25	.15	.17 E	.18
Net realized and unrealized gain (loss)	4.29	.56	2.14	1.31	(3.49)
Total from investment operations	4.61	.81	2.29	1.48	(3.31)
Distributions from net investment income	(.30)	(.18)	(.22)	(.15)	(.20)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.30)	(.18)	(.22)	(.15)	(.22)
Net asset value, end of period	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Total Return A	29.97%	5.59%	17.93%	12.84%	(21.94)%
Ratios to Average Net Assets C, F
Expenses before reductions	.57%	.68%	.61%	.75%	.69%
Expenses net of fee waivers, if any	.57%	.68%	.61%	.75%	.69%
Expenses net of all reductions	.56%	.68%	.60%	.74%	.69%
Net investment income (loss)	1.83%	1.68%	1.07%	1.31% E	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,212	$ 53,794	$ 41,562	$ 38,583	$ 30,957
Portfolio turnover rate D	55%	92%	59%	116%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,765,493
Gross unrealized depreciation	(3,370,645)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,394,848

Tax Cost	$ 436,577,346

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,855,160
Capital loss carryforward	$ (137,474,311)
Net unrealized appreciation (depreciation)	$ 96,389,971

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (39,498,531)
2018	(97,975,780)
Total capital loss carryforward	$ (137,474,311)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 7,811,842	$ 5,624,834

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $255,980,585 and $306,670,435, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Fidelity Value Discovery	$ 928,629.22
Class K	30,033.05
	$ 958,662

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,109 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,124 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $28,937, including $120 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $81,327 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $761.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Fidelity Value Discovery	$ 6,759,572	$ 5,098,642
Class K	1,052,270	526,192
Total	$ 7,811,842	$ 5,624,834

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Value Discovery
Shares sold	1,517,235	1,704,034	$ 26,779,567	$ 24,420,894
Reinvestment of distributions	400,899	359,001	6,508,716	4,866,826
Shares redeemed	(5,502,085)	(11,736,480)	(93,974,977)	(169,104,832)
Net increase (decrease)	(3,583,951)	(9,673,445)	$ (60,686,694)	$ (139,817,112)
Class K
Shares sold	887,047	1,694,361	$ 15,454,108	$ 25,074,422
Reinvestment of distributions	64,874	38,842	1,052,270	526,192
Shares redeemed	(822,447)	(1,062,295)	(14,135,914)	(15,814,527)
Net increase (decrease)	129,474	670,908	$ 2,370,464	$ 9,786,087

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity fund's valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-
present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-
Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-
present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-
2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-
present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-
2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Value Discovery fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Value Discovery Fund

Annual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Value Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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(Japan) Inc.

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Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

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FVD-UANN-0913
1.789714.110

Fidelity®

Value Discovery

Fund-

Class K

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	29.97%	7.35%	9.11%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Value Discovery Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund - Class K on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Sean Gavin, Portfolio Manager of Fidelity® Value Discovery Fund: For the year, the fund's Class K shares returned 29.97%, underperforming the 30.99% advance of the Russell 3000® Value Index. I blend three different time-tested valuation techniques when assessing a company's value. I look for high-quality companies, using return on invested capital as my main measure of quality. Shareholders should be aware that this focus on quality tends to insulate the portfolio during periods of market contraction, but also makes it less likely to keep up during times of market exuberance, as seen during most of the 12-month period. During the period, the fund was held back by unfavorable positioning in diversified financials - including not owning outperforming index components Bank of America and Citigroup - and stock picking in media, where an investment in textbook and journal publisher John Wiley & Sons detracted. Energy was another area of weakness in both absolute and relative terms. The fund's modest cash position - held for liquidity purposes - was a further negative in an up market, although I roughly halved it by period end. On the plus side, overweighting information technology helped, particularly timely ownership of personal computer manufacturer Dell, which was sold from the fund before period end. Underweighting telecommunication services also was a plus, with not owning underperforming telecom services provider and index component AT&T especially helpful.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Value Discovery	.71%
Actual		$ 1,000.00	$ 1,158.70	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class K	.55%
Actual		$ 1,000.00	$ 1,160.10	$ 2.95
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	4.7
JPMorgan Chase & Co.	3.6	2.3
Exxon Mobil Corp.	3.5	2.6
Wells Fargo & Co.	3.5	3.0
Berkshire Hathaway, Inc. Class B	3.5	4.1
Cisco Systems, Inc.	2.5	2.2
Amgen, Inc.	2.2	0.8
U.S. Bancorp	2.1	2.0
UnitedHealth Group, Inc.	2.1	1.8
Apple, Inc.	1.9	0.0
	29.4
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.2
Health Care	16.7	15.2
Information Technology	15.3	9.2
Energy	13.5	11.7
Consumer Discretionary	9.9	10.7
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 98.2%		Stocks 96.0%
	Convertible Securities 0.8%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	13.2%	** Foreign investments	16.3%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	52,200	$ 3,024,468
Media - 4.8%
Comcast Corp. Class A	148,653	6,701,277
John Wiley & Sons, Inc. Class A	95,985	4,331,803
The Walt Disney Co.	22,571	1,459,215
Time Warner Cable, Inc.	59,543	6,792,070
Viacom, Inc. Class B (non-vtg.)	79,800	5,807,046
		25,091,411
Multiline Retail - 1.5%
Kohl's Corp.	73,200	3,878,136
Macy's, Inc.	88,653	4,285,486
		8,163,622
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	51,800	4,272,982
American Eagle Outfitters, Inc.	226,112	4,440,840
AutoZone, Inc. (a)	8,885	3,985,633
		12,699,455
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	64,500	3,426,885
TOTAL CONSUMER DISCRETIONARY		52,405,841
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	158,300	9,733,867
Walgreen Co.	88,200	4,432,050
		14,165,917
Food Products - 1.0%
Amira Nature Foods Ltd. (d)	287,700	2,330,370
The J.M. Smucker Co.	28,492	3,205,920
		5,536,290
Household Products - 2.0%
Energizer Holdings, Inc.	54,300	5,527,740
Procter & Gamble Co.	61,780	4,960,934
		10,488,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	22,445	$ 2,390,393
TOTAL CONSUMER STAPLES		32,581,274
ENERGY - 13.5%
Energy Equipment & Services - 2.2%
Enerflex Ltd.	185,000	2,627,933
Ensco PLC Class A	45,203	2,591,940
National Oilwell Varco, Inc.	88,100	6,181,977
		11,401,850
Oil, Gas & Consumable Fuels - 11.3%
Chevron Corp.	188,881	23,778,226
ENI SpA	180,226	3,980,677
Exxon Mobil Corp.	198,378	18,597,938
Marathon Petroleum Corp.	49,200	3,607,836
Phillips 66	72,000	4,428,000
Suncor Energy, Inc.	170,600	5,391,565
		59,784,242
TOTAL ENERGY		71,186,092
FINANCIALS - 26.7%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	201,000	6,321,450
Goldman Sachs Group, Inc.	22,100	3,625,063
MLP AG	437,772	2,675,500
		12,622,013
Commercial Banks - 7.6%
East West Bancorp, Inc.	101,500	3,129,245
PNC Financial Services Group, Inc.	98,021	7,454,497
U.S. Bancorp	301,000	11,233,320
Wells Fargo & Co.	420,537	18,293,360
		40,110,422
Consumer Finance - 2.2%
American Express Co.	45,100	3,327,027
Capital One Financial Corp.	117,382	8,101,706
		11,428,733
Diversified Financial Services - 5.2%
JPMorgan Chase & Co.	341,401	19,026,278
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	26,568	$ 1,643,496
The NASDAQ Stock Market, Inc.	200,166	6,485,378
		27,155,152
Insurance - 9.3%
ACE Ltd.	59,100	5,400,558
Berkshire Hathaway, Inc. Class B (a)	157,762	18,279,883
Everest Re Group Ltd.	24,704	3,298,725
Fidelity National Financial, Inc. Class A	181,020	4,431,370
Greenlight Capital Re, Ltd. (a)	99,475	2,630,119
Marsh & McLennan Companies, Inc.	82,900	3,471,023
MetLife, Inc.	112,821	5,462,793
ProAssurance Corp.	29,200	1,563,076
The Travelers Companies, Inc.	53,013	4,429,236
		48,966,783
TOTAL FINANCIALS		140,283,103
HEALTH CARE - 16.7%
Biotechnology - 2.2%
Amgen, Inc.	104,491	11,315,330
Health Care Equipment & Supplies - 0.9%
Stryker Corp.	66,200	4,664,452
Health Care Providers & Services - 7.0%
CIGNA Corp.	96,938	7,544,685
Express Scripts Holding Co. (a)	89,801	5,886,456
Humana, Inc.	47,450	4,330,287
Laboratory Corp. of America Holdings (a)	26,939	2,606,079
McKesson Corp.	45,332	5,560,423
UnitedHealth Group, Inc.	150,800	10,985,780
		36,913,710
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	48,500	2,459,920
Endo Health Solutions, Inc. (a)	42,643	1,640,050
GlaxoSmithKline PLC sponsored ADR	122,839	6,259,875
Jazz Pharmaceuticals PLC (a)	43,462	3,281,816
Johnson & Johnson	42,256	3,950,936
Merck & Co., Inc.	177,910	8,569,925
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	69,270	$ 3,566,020
Teva Pharmaceutical Industries Ltd. sponsored ADR	128,900	5,117,330
		34,845,872
TOTAL HEALTH CARE		87,739,364
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.0%
United Technologies Corp.	48,385	5,108,004
Electrical Equipment - 0.6%
Emerson Electric Co.	49,540	3,040,270
Industrial Conglomerates - 2.8%
3M Co.	56,300	6,611,309
Danaher Corp.	53,100	3,575,754
General Electric Co.	178,952	4,361,060
		14,548,123
Machinery - 0.7%
Stanley Black & Decker, Inc.	47,000	3,977,140
Professional Services - 1.0%
Dun & Bradstreet Corp.	51,065	5,291,866
TOTAL INDUSTRIALS		31,965,403
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.5%
Cisco Systems, Inc.	519,600	13,275,780
Computers & Peripherals - 3.6%
Apple, Inc.	22,200	10,045,500
EMC Corp.	262,100	6,853,915
Hewlett-Packard Co.	83,339	2,140,146
		19,039,561
Electronic Equipment & Components - 1.3%
Corning, Inc.	245,500	3,729,145
TE Connectivity Ltd.	11,000	561,440
Tech Data Corp. (a)	45,100	2,315,434
		6,606,019
IT Services - 5.7%
Amdocs Ltd.	84,979	3,269,142
CACI International, Inc. Class A (a)	38,000	2,523,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	36,500	$ 2,642,235
Fiserv, Inc. (a)	59,600	5,735,904
IBM Corp.	21,360	4,166,054
Lender Processing Services, Inc.	243,050	7,942,874
The Western Union Co.	214,600	3,854,216
		30,133,625
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)(d)	53,433	1,030,188
Skyworks Solutions, Inc. (a)	21,700	521,234
		1,551,422
Software - 1.9%
CA Technologies, Inc.	115,755	3,442,554
Microsoft Corp.	200,924	6,395,411
		9,837,965
TOTAL INFORMATION TECHNOLOGY		80,444,372
MATERIALS - 0.7%
Containers & Packaging - 0.7%
Ball Corp.	89,100	3,990,789
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	1,467,500	4,395,274
UTILITIES - 2.3%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	119,900	5,557,365
Edison International	129,000	6,430,650
		11,988,015
TOTAL COMMON STOCKS (Cost $418,175,606)		516,979,527
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14	$ 4,330,000	$ 4,075,613
TOTAL CONVERTIBLE BONDS (Cost $3,630,699)		4,075,613
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	10,542,054	10,542,054
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,375,000	1,375,000
TOTAL MONEY MARKET FUNDS (Cost $11,917,054)		11,917,054
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $433,723,359)		532,972,194
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(6,787,071)
NET ASSETS - 100%		$ 526,185,123
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,033
Fidelity Securities Lending Cash Central Fund	28,937
Total	$ 45,970
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,405,841	$ 52,405,841	$ -	$ -
Consumer Staples	32,581,274	32,581,274	-	-
Energy	71,186,092	67,205,415	3,980,677	-
Financials	140,283,103	140,283,103	-	-
Health Care	87,739,364	87,739,364	-	-
Industrials	31,965,403	31,965,403	-	-
Information Technology	80,444,372	80,444,372	-	-
Materials	3,990,789	3,990,789	-	-
Telecommunication Services	4,395,274	-	4,395,274	-
Utilities	11,988,015	11,988,015	-	-
Corporate Bonds	4,075,613	-	4,075,613	-
Money Market Funds	11,917,054	11,917,054	-	-
Total Investments in Securities:	$ 532,972,194	$ 520,520,630	$ 12,451,564	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
United Kingdom	3.5%
Canada	1.5%
Switzerland	1.1%
Israel	1.0%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $1,340,200) - See accompanying schedule: Unaffiliated issuers (cost $421,806,305)	$ 521,055,140
Fidelity Central Funds (cost $11,917,054)	11,917,054
Total Investments (cost $433,723,359)		$ 532,972,194
Foreign currency held at value (cost $1)		1
Receivable for investments sold		2,318,391
Receivable for fund shares sold		281,610
Dividends receivable		432,068
Interest receivable		36,083
Distributions receivable from Fidelity Central Funds		2,258
Other receivables		6,750
Total assets		536,049,355

Liabilities
Payable to custodian bank	$ 153,287
Payable for investments purchased	7,329,770
Payable for fund shares redeemed	643,319
Accrued management fee	209,269
Other affiliated payables	96,299
Other payables and accrued expenses	57,288
Collateral on securities loaned, at value	1,375,000
Total liabilities		9,864,232

Net Assets		$ 526,185,123
Net Assets consist of:
Paid in capital		$ 563,414,304
Undistributed net investment income		4,272,759
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,745,898)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,243,958
Net Assets		$ 526,185,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2013

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($454,973,577 ÷ 22,826,566 shares)	$ 19.93

Class K: Net Asset Value, offering price and redemption price per share ($71,211,546 ÷ 3,572,712 shares)	$ 19.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 10,891,914
Interest		524,982
Income from Fidelity Central Funds		45,970
Total income		11,462,866

Expenses
Management fee Basic fee	$ 2,671,522
Performance adjustment	(468,956)
Transfer agent fees	958,662
Accounting and security lending fees	187,990
Custodian fees and expenses	14,756
Independent trustees' compensation	3,004
Registration fees	51,780
Audit	49,026
Legal	2,183
Miscellaneous	4,061
Total expenses before reductions	3,474,028
Expense reductions	(82,097)	3,391,931
Net investment income (loss)		8,070,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,426,227
Foreign currency transactions	(1,677)
Total net realized gain (loss)		55,424,550
Change in net unrealized appreciation (depreciation) on: Investment securities	62,529,419
Assets and liabilities in foreign currencies	(4,150)
Total change in net unrealized appreciation (depreciation)		62,525,269
Net gain (loss)		117,949,819
Net increase (decrease) in net assets resulting from operations		$ 126,020,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,070,935	$ 7,429,197
Net realized gain (loss)	55,424,550	49,327,735
Change in net unrealized appreciation (depreciation)	62,525,269	(37,015,488)
Net increase (decrease) in net assets resulting from operations	126,020,754	19,741,444
Distributions to shareholders from net investment income	(7,811,842)	(5,624,834)
Share transactions - net increase (decrease)	(58,316,230)	(130,031,025)
Total increase (decrease) in net assets	59,892,682	(115,914,415)

Net Assets
Beginning of period	466,292,441	582,206,856
End of period (including undistributed net investment income of $4,272,759 and undistributed net investment income of $4,004,704, respectively)	$ 526,185,123	$ 466,292,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Value Discovery

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12
Income from Investment Operations
Net investment income (loss) B	.29	.22	.13	.14 E	.17
Net realized and unrealized gain (loss)	4.29	.57	2.13	1.31	(3.51)
Total from investment operations	4.58	.79	2.26	1.45	(3.34)
Distributions from net investment income	(.27)	(.15)	(.19)	(.12)	(.18)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.27)	(.15)	(.19)	(.12)	(.20)
Net asset value, end of period	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Total Return A	29.72%	5.43%	17.69%	12.60%	(22.14)%
Ratios to Average Net Assets C, F
Expenses before reductions	.74%	.87%	.80%	.96%	.93%
Expenses net of fee waivers, if any	.74%	.87%	.80%	.96%	.93%
Expenses net of all reductions	.73%	.87%	.79%	.95%	.92%
Net investment income (loss)	1.66%	1.49%	.88%	1.10% E	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 454,974	$ 412,499	$ 540,644	$ 598,561	$ 642,054
Portfolio turnover rate D	55%	92%	59%	116%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Income from Investment Operations
Net investment income (loss) B	.32	.25	.15	.17 E	.18
Net realized and unrealized gain (loss)	4.29	.56	2.14	1.31	(3.49)
Total from investment operations	4.61	.81	2.29	1.48	(3.31)
Distributions from net investment income	(.30)	(.18)	(.22)	(.15)	(.20)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.30)	(.18)	(.22)	(.15)	(.22)
Net asset value, end of period	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Total Return A	29.97%	5.59%	17.93%	12.84%	(21.94)%
Ratios to Average Net Assets C, F
Expenses before reductions	.57%	.68%	.61%	.75%	.69%
Expenses net of fee waivers, if any	.57%	.68%	.61%	.75%	.69%
Expenses net of all reductions	.56%	.68%	.60%	.74%	.69%
Net investment income (loss)	1.83%	1.68%	1.07%	1.31% E	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,212	$ 53,794	$ 41,562	$ 38,583	$ 30,957
Portfolio turnover rate D	55%	92%	59%	116%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,765,493
Gross unrealized depreciation	(3,370,645)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,394,848

Tax Cost	$ 436,577,346

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,855,160
Capital loss carryforward	$ (137,474,311)
Net unrealized appreciation (depreciation)	$ 96,389,971

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (39,498,531)
2018	(97,975,780)
Total capital loss carryforward	$ (137,474,311)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 7,811,842	$ 5,624,834

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $255,980,585 and $306,670,435, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Fidelity Value Discovery	$ 928,629.22
Class K	30,033.05
	$ 958,662

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,109 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,124 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $28,937, including $120 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $81,327 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $761.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Fidelity Value Discovery	$ 6,759,572	$ 5,098,642
Class K	1,052,270	526,192
Total	$ 7,811,842	$ 5,624,834

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Value Discovery
Shares sold	1,517,235	1,704,034	$ 26,779,567	$ 24,420,894
Reinvestment of distributions	400,899	359,001	6,508,716	4,866,826
Shares redeemed	(5,502,085)	(11,736,480)	(93,974,977)	(169,104,832)
Net increase (decrease)	(3,583,951)	(9,673,445)	$ (60,686,694)	$ (139,817,112)
Class K
Shares sold	887,047	1,694,361	$ 15,454,108	$ 25,074,422
Reinvestment of distributions	64,874	38,842	1,052,270	526,192
Shares redeemed	(822,447)	(1,062,295)	(14,135,914)	(15,814,527)
Net increase (decrease)	129,474	670,908	$ 2,370,464	$ 9,786,087

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity fund's valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-
present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-
present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-
2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-
present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-
2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Value Discovery Fund

Annual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Value Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-K-UANN-0913
1.863358.104

Fidelity®

Low-Priced Stock Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Low-Priced Stock Fund	33.12%	11.19%	11.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund, a class of the fund, on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Joel Tillinghast, Lead Portfolio Manager of Fidelity® Low-Priced Stock Fund: For the year, the fund's Retail Class shares rose 33.12%, versus 34.76% for the Russell 2000® Index. With the help of Fidelity's research team, co-manager Jamie Harmon and a group of sector specialists that run 5% of the fund's assets, I look for stocks of promising businesses that are either capitalizing on recurring revenue or generating good cash flow, and are priced at less than $35 per share. Our holdings tend to be less volatile than those in the index, and the fund has often lagged in up markets - as was the case this period - while holding up better in downturns. Some of the fund's biggest contributors were firms on the rebound, including video game retailer GameStop and electronics retailer Best Buy, two firms whose shares rose sharply. Also boosting results were stock picks and an overweighting in insurance, where firms such as Lincoln National benefited from a turnaround in profit margins. Conversely, a sizable cash position significantly hurt in a rising market. Other detractors included software giants Microsoft and Oracle, whose shares fell on concern about competition from cloud computing. Geographically, holdings in the U.S. and the U.K. did particularly well, while good stock picking in Japan was overshadowed by the negative impact of a stronger yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Low-Priced Stock	.81%
Actual		$ 1,000.00	$ 1,153.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class K	.70%
Actual		$ 1,000.00	$ 1,153.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.9	3.5
Next PLC	2.9	2.9
Seagate Technology	2.9	2.8
Microsoft Corp.	2.4	2.5
Metro, Inc. Class A (sub. vtg.)	1.8	1.8
Best Buy Co., Inc.	1.7	1.0
Ross Stores, Inc.	1.6	1.6
Unum Group	1.2	1.0
Bed Bath & Beyond, Inc.	1.2	1.1
Oracle Corp.	1.1	1.3
	20.7
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.1	27.0
Information Technology	17.3	18.3
Financials	10.9	9.5
Health Care	9.2	9.8
Consumer Staples	8.4	8.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 87.4%		Stocks 91.9%
	Bonds 0.3%		Bonds 0.0%
	Convertible Securities† 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 12.3%		Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Foreign investments	37.7%	** Foreign investments	41.2%

† Amount represents less than 0.1%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.1%
Auto Components - 1.4%
ASTI Corp. (e)	1,250,000	$ 3,128
ATLASBX Co. Ltd.	270,000	10,068
Dorman Products, Inc.	250,000	11,770
Federal Screw Works (a)(e)	94,871	237
Hi-Lex Corp.	1,200,000	24,243
INZI Controls Co. Ltd. (e)	1,516,000	7,299
Johnson Controls, Inc.	8,000,000	321,680
Motonic Corp. (e)	3,299,900	32,450
Murakami Corp. (e)	738,000	11,156
Nippon Seiki Co. Ltd.	2,552,000	37,768
Piolax, Inc. (e)	1,050,000	28,977
Samsung Climate Control Co. Ltd. (e)	460,050	3,136
Sewon Precision Industries Co. Ltd. (e)	500,000	10,657
Shoei Co. Ltd.	625,000	5,534
SJM Co. Ltd. (e)	1,270,000	13,449
SJM Holdings Co. Ltd. (e)	1,332,974	6,762
Standard Motor Products, Inc.	500,000	17,195
Strattec Security Corp. (e)	330,000	13,510
Sungwoo Hitech Co. Ltd.	650,000	8,648
Yachiyo Industry Co. Ltd.	915,600	6,733
Yutaka Giken Co. Ltd. (e)	1,482,000	35,192
		609,592
Distributors - 0.2%
Doshisha Co. Ltd.	1,650,000	23,239
Educational Development Corp. (e)	386,892	1,203
Nakayamafuku Co. Ltd.	340,500	2,573
SPK Corp.	165,000	2,873
Uni-Select, Inc. (e)	2,025,000	40,634
		70,522
Diversified Consumer Services - 0.5%
Capella Education Co. (a)	100,000	4,901
Career Education Corp. (a)(e)	6,720,000	21,638
Clip Corp. (e)	328,600	3,635
Corinthian Colleges, Inc. (a)(d)	2,200,000	4,928
DeVry, Inc.	700,000	21,056
ITT Educational Services, Inc. (a)	100,000	2,623
Matthews International Corp. Class A	190,441	7,366
Meiko Network Japan Co. Ltd.	944,000	12,004
Regis Corp.	186,193	3,234
Shingakukai Co. Ltd.	100,000	388
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Shuei Yobiko Co. Ltd.	125,000	$ 440
Steiner Leisure Ltd. (a)(e)	1,650,000	95,601
Step Co. Ltd. (e)	1,300,000	11,870
YBM Sisa.com, Inc. (e)	921,773	4,019
		193,703
Hotels, Restaurants & Leisure - 1.6%
Ambassadors Group, Inc. (d)(e)	1,770,356	6,444
ARK Restaurants Corp. (e)	224,895	4,734
Brinker International, Inc.	600,000	24,090
BRONCO BILLY Co. Ltd.	24,000	478
CEC Entertainment, Inc. (e)	2,000,000	83,180
Darden Restaurants, Inc.	1,000,000	49,050
Flanigan's Enterprises, Inc. (a)	50,357	472
Hiday Hidaka Corp. (e)	1,265,980	26,610
Ibersol SGPS SA	550,000	3,549
Intralot SA	1,250,000	2,877
Jack in the Box, Inc. (a)(e)	4,700,000	188,423
Kura Corp. Ltd.	555,000	9,466
Ohsho Food Service Corp.	601,900	20,901
Papa John's International, Inc. (a)(e)	1,416,378	94,699
Ruby Tuesday, Inc. (a)(e)	6,200,000	45,384
Ruth's Hospitality Group, Inc.	1,180,898	14,124
Shinsegae Food Co. Ltd.	17,000	1,418
Sonic Corp. (a)(e)	6,000,000	92,220
Sportscene Group, Inc. Class A (a)(e)	400,000	2,629
St. Marc Holdings Co. Ltd.	475,000	22,219
Toridoll.Corporation	475,000	4,910
		697,877
Household Durables - 3.0%
Abbey PLC (e)	2,150,000	23,711
Barratt Developments PLC (a)(e)	84,000,199	416,580
Bellway PLC	5,100,000	107,066
Blyth, Inc. (d)	450,000	6,305
D.R. Horton, Inc.	6,200,000	124,620
Dorel Industries, Inc. Class B (sub. vtg.)	3,250,000	118,944
Emak SpA	3,300,000	3,157
First Juken Co. Ltd. (e)	1,690,000	22,801
Helen of Troy Ltd. (a)(e)	3,190,000	135,511
Henry Boot PLC (e)	7,630,000	21,879
HTL International Holdings Ltd. (e)	29,000,500	6,275
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Maruzen Co. Ltd. (e)	1,918,000	$ 16,945
NACCO Industries, Inc. Class A	310,000	19,012
P&F Industries, Inc. Class A (a)(e)	366,500	2,976
Sanei Architecture Planning Co. Ltd. (e)	1,461,000	11,803
Stanley Furniture Co., Inc. (a)(e)	1,289,638	4,449
Steinhoff International Holdings Ltd.	3,102,497	8,239
Tempur Sealy International, Inc. (a)(e)	4,100,000	162,565
Token Corp. (e)	1,000,000	52,701
		1,265,539
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	51,620
Liberty Media Corp. Interactive Series A (a)	1,200,000	29,352
N Brown Group PLC	600,000	4,728
NutriSystem, Inc.	575,000	7,193
PetMed Express, Inc. (d)	801,203	13,420
		106,313
Leisure Equipment & Products - 0.2%
Accell Group NV (e)	2,386,300	43,841
Fenix Outdoor AB	35,000	1,375
Giant Manufacturing Co. Ltd.	2,500,555	18,924
JAKKS Pacific, Inc. (d)(e)	1,300,000	7,813
Kabe Husvagnar AB (B Shares)	176,062	2,971
Mars Engineering Corp.	350,000	6,545
Miroku Corp.	700,000	1,566
Trigano SA (a)	95,986	1,366
		84,401
Media - 1.0%
Chime Communications PLC (e)	4,700,000	20,234
Cinderella Media Group Ltd.	10,158,000	3,314
DISH Network Corp. Class A	1,500,000	66,975
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,000,000	123,800
Gannett Co., Inc.	750,000	19,320
GFK AG	175,000	8,614
Harte-Hanks, Inc.	1,918,639	18,342
Intage, Inc. (e)	1,030,000	25,795
Omnicom Group, Inc.	500,010	32,136
Pico Far East Holdings Ltd.	20,732,000	7,218
Proto Corp.	425,000	5,569
RKB Mainichi Broadcasting Corp.	101,000	910
Saga Communications, Inc. Class A	475,000	24,629
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	850,000	$ 23,979
Starz - Liberty Capital Series A (a)	350,000	7,900
STW Group Ltd.	3,000,000	4,422
Tow Co. Ltd. (e)	1,223,000	6,695
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	16,750
		416,602
Multiline Retail - 3.4%
Big Lots, Inc. (a)	600,000	21,678
Don Quijote Co. Ltd.	1,700,000	89,072
Hanwha Timeworld Co. Ltd. (e)	340,990	10,924
Harvey Norman Holdings Ltd. (d)	13,500,177	32,278
Next PLC (e)	16,650,000	1,263,908
Tuesday Morning Corp. (a)(e)	2,199,741	24,681
Watts Co. Ltd. (e)	1,330,000	14,929
Zakkaya Bulldog Co. Ltd.	400,000	1,034
		1,458,504
Specialty Retail - 12.2%
Aarons, Inc. Class A	500,000	14,330
ABC-MART, Inc.	135,000	6,094
Abercrombie & Fitch Co. Class A (e)	6,000,000	299,220
Aeropostale, Inc. (a)(e)	8,177,100	123,720
Ascena Retail Group, Inc. (a)	2,050,000	39,135
AT-Group Co. Ltd.	881,000	14,937
AutoZone, Inc. (a)	900,000	403,722
Bed Bath & Beyond, Inc. (a)	6,600,000	504,702
Best Buy Co., Inc. (e)	23,830,000	717,045
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	73,987
Cash Converters International Ltd. (e)	23,500,000	24,925
Chico's FAS, Inc.	1,600,000	27,408
Citi Trends, Inc. (a)(e)	1,100,000	15,499
CST Brands, Inc. (a)	1,000,000	32,610
Destination Maternity Corp.	620,000	18,637
Express, Inc. (a)	1,000,000	22,550
Folli Follie SA (a)(e)	4,375,000	102,612
Fourlis Holdings SA (a)	200,000	673
GameStop Corp. Class A (d)(e)	7,000,000	343,420
Glentel, Inc. (e)	1,950,000	31,307
Goldlion Holdings Ltd.	3,089,000	1,553
Guess?, Inc. (e)	8,268,100	278,470
Gulliver International Co. Ltd. (e)	7,550,000	47,192
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Halfords Group PLC	1,250,000	$ 7,011
IA Group Corp. (e)	875,000	5,988
John David Group PLC	556,819	7,784
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	111,854
Jumbo SA (e)	11,200,100	119,200
K's Denki Corp. (d)	2,850,000	97,222
Ku Holdings Co. Ltd.	153,300	1,292
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	18,786
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	10,319
Leon's Furniture Ltd.	350,000	4,260
Lewis Group Ltd.	200,000	1,180
Macintosh Retail Group NV	200,000	2,235
MarineMax, Inc. (a)	799,600	9,299
Mr. Bricolage SA (a)(e)	1,011,835	12,721
Nafco Co. Ltd. (e)	2,275,100	43,174
Nishimatsuya Chain Co. Ltd. (e)	5,400,000	47,542
Office Depot, Inc. (a)(d)	2,300,000	9,959
Pal Co. Ltd. (e)	1,600,000	44,710
Pier 1 Imports, Inc.	400,000	9,400
Point, Inc.	635,150	31,852
RIGHT ON Co. Ltd.	400,000	4,040
RONA, Inc.	150,000	1,672
Ross Stores, Inc.	10,000,000	674,700
Second Chance Properties Ltd.	5,742,000	1,988
Second Chance Properties Ltd. warrants 7/24/17 (a)	10,000,000	433
Select Comfort Corp. (a)	950,000	21,708
Sonic Automotive, Inc. Class A (sub. vtg.)	1,074,200	23,783
Staples, Inc.	25,800,000	439,116
The Buckle, Inc. (d)	850,000	47,583
The Men's Wearhouse, Inc.	200,000	7,986
The Stanley Gibbons Group PLC	1,250,000	5,410
USS Co. Ltd. (e)	1,681,560	201,114
WH Smith PLC (d)	850,000	10,066
Williams-Sonoma, Inc.	200,000	11,772
Workman Co. Ltd. (e)	1,471,700	57,720
		5,248,627
Textiles, Apparel & Luxury Goods - 2.4%
Adolfo Dominguez SA (a)	350,000	1,932
Bijou Brigitte Modische Accessoires AG	45,000	3,950
Deckers Outdoor Corp. (a)(d)	1,100,000	60,313
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Delta Apparel, Inc. (a)	266,851	$ 4,283
F&F Co. Ltd. (e)	825,000	4,912
Fossil Group, Inc. (a)	2,350,000	258,265
Geox SpA (d)	3,250,000	8,474
Gildan Activewear, Inc. (e)	7,750,000	345,886
Hampshire Group Ltd. (a)(e)	920,000	4,140
Handsome Co. Ltd. (e)	2,436,150	60,161
JLM Couture, Inc. (a)(e)	197,100	449
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	19,096
Steven Madden Ltd. (a)	390,000	20,054
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,643
Texwinca Holdings Ltd.	56,000,000	54,515
Tungtex Holdings Co. Ltd. (e)	26,400,000	2,553
Van de Velde	75,000	3,556
Vera Bradley, Inc. (a)(d)	1,600,000	38,784
Victory City International Holdings Ltd.	63,079,356	9,923
Youngone Corp.	650,000	20,130
Youngone Holdings Co. Ltd. (e)	929,000	53,738
Yue Yuen Industrial (Holdings) Ltd.	12,433,000	34,226
		1,017,983
TOTAL CONSUMER DISCRETIONARY		11,169,663
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
Baron de Ley SA (a)	175,000	12,921
C&C Group PLC	1,111,938	6,139
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,000,000	312,540
Crimson Wine Group Ltd. (a)	250,000	2,250
Monster Beverage Corp. (a)	2,700,000	164,673
Muhak Co. Ltd. (e)	2,613,646	44,193
National Beverage Corp.	100,000	1,778
		544,494
Food & Staples Retailing - 5.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,538
Aoki Super Co. Ltd.	100,000	867
Belc Co. Ltd. (e)	2,086,000	36,624
Cosmos Pharmaceutical Corp. (e)	1,850,000	196,696
Create SD Holdings Co. Ltd. (e)	2,227,000	81,087
Daikokutenbussan Co. Ltd.	669,500	19,659
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Dong Suh Companies, Inc.	2,700,000	$ 69,080
Fyffes PLC (Ireland) (e)	29,000,000	26,042
Genky Stores, Inc. (d)(e)	240,000	5,111
Greggs PLC	2,662,209	17,528
Halows Co. Ltd. (e)	1,474,400	12,649
Kroger Co.	550,000	21,599
Kusuri No Aoki Co. Ltd. (d)	275,000	20,841
Majestic Wine PLC	325,000	2,512
MARR SpA	200,000	2,607
Marukyu Co. Ltd.	200,200	1,985
Maxvalu Nishinihon Co. Ltd.	25,000	332
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	783,669
Safeway, Inc. (d)(e)	13,000,000	335,270
San-A Co. Ltd.	375,000	18,193
Shoppers Drug Mart Corp.	5,000,000	297,585
Sligro Food Group NV (d)	1,900,000	68,677
Sundrug Co. Ltd.	2,460,000	105,902
Tesco PLC	11,000,000	61,463
Total Produce PLC	10,000,000	9,259
Walgreen Co.	680,000	34,170
Welcia Holdings Co. Ltd.	340,987	18,319
Yaoko Co. Ltd.	936,400	35,052
		2,284,316
Food Products - 1.5%
Archer Daniels Midland Co.	500,000	18,235
Aryzta AG	1,850,000	114,444
Cranswick PLC	600,000	10,497
Darling International, Inc. (a)	600,000	12,180
Dean Foods Co. (a)	4,250,000	46,325
Dutch Lady Milk Industries Bhd	100,000	1,419
Food Empire Holdings Ltd. (e)	52,500,000	27,265
Fresh Del Monte Produce, Inc. (e)	6,300,000	176,967
Hilton Food Group PLC	812,773	5,032
Nam Yang Dairy Products	11,000	8,605
Pacific Andes International Holdings Ltd.	82,489,308	3,350
Pacific Andes Resources Development Ltd.	129,316,774	13,025
Patties Food Ltd.	200,000	244
President Rice Products PCL	1,250,000	1,786
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	6,628
Samyang Genex Co. Ltd.	93,060	7,263
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Samyang Holdings Corp.	44,250	$ 3,371
Seaboard Corp.	47,600	134,232
Select Harvests Ltd. (e)	5,407,414	17,886
Sunjin Co. Ltd. (e)	813,630	12,780
Synear Food Holdings Ltd. (a)	39,000,000	5,616
United Food Holdings Ltd. (a)	22,400,000	952
		628,102
Household Products - 0.0%
Mcbride PLC	300,000	590
Personal Products - 0.3%
Atrium Innovations, Inc. (a)	1,425,000	20,478
Avon Products, Inc.	700,000	16,002
Coty, Inc. Class A (a)	1,750,000	30,083
Nutraceutical International Corp. (e)	1,143,504	25,409
Sarantis SA (a)(e)	2,349,000	15,937
USANA Health Sciences, Inc. (a)	400,000	33,048
		140,957
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	561
TOTAL CONSUMER STAPLES		3,599,020
ENERGY - 4.8%
Energy Equipment & Services - 2.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	22,786
Boustead Singapore Ltd.	500,000	551
Cal Dive International, Inc. (a)(d)(e)	6,624,500	12,984
Cathedral Energy Services Ltd.	1,601,600	7,438
Divestco, Inc. (a)(e)	3,586,000	576
Farstad Shipping ASA (e)	3,200,000	69,780
Forum Energy Technologies, Inc. (a)	400,000	11,552
Fugro NV (Certificaten Van Aandelen) (d)	1,600,027	97,490
Helix Energy Solutions Group, Inc. (a)	50,000	1,269
Key Energy Services, Inc. (a)	1,000,000	6,340
Oil States International, Inc. (a)	2,000,000	194,460
Patterson-UTI Energy, Inc.	710,400	14,045
Precision Drilling Corp.	5,400,000	55,046
ProSafe ASA	7,900,000	79,432
Rowan Companies PLC (a)	686,700	23,588
Shinko Plantech Co. Ltd.	1,270,000	9,949
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Solstad Offshore ASA	1,150,000	$ 18,735
Total Energy Services, Inc. (e)	2,500,000	37,070
Unit Corp. (a)(e)	4,069,174	183,438
		846,529
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	158,951	10,629
AOC Holdings, Inc. (e)	6,050,000	19,711
Beach Energy Ltd.	15,182,924	18,287
ENI SpA	20,000,000	441,743
Fuji Kosan Co. Ltd.	54,200	315
Great Eastern Shipping Co. Ltd.	4,360,000	15,791
Hankook Shell Oil Co. Ltd. (e)	68,000	23,328
HollyFrontier Corp.	559,056	25,465
Marathon Oil Corp.	4,978,800	181,029
Michang Oil Industrial Co. Ltd. (e)	173,900	12,427
Newfield Exploration Co. (a)	1,000,000	24,600
Peabody Energy Corp.	2,600,000	43,056
Petrominerales Ltd.	100,000	544
Stone Energy Corp. (a)	1,148,900	27,987
Swift Energy Co. (a)(d)(e)	3,950,000	50,323
Tesoro Corp.	2,000,000	113,700
The Williams Companies, Inc.	310,300	10,603
Tsakos Energy Navigation Ltd.	200,000	1,026
Uehara Sei Shoji Co. Ltd.	975,000	3,834
Ultra Petroleum Corp. (a)(d)	400,000	8,660
W&T Offshore, Inc. (e)	4,950,000	80,636
World Fuel Services Corp.	2,280,022	88,328
WPX Energy, Inc. (a)	1,253,700	24,084
		1,226,106
TOTAL ENERGY		2,072,635
FINANCIALS - 10.6%
Capital Markets - 0.2%
AllianceBernstein Holding LP	640,000	14,208
American Capital Ltd. (a)	800,000	10,928
Federated Investors, Inc. Class B (non-vtg.) (d)	585,000	16,983
GFI Group, Inc.	6,000,000	24,000
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	390,000	$ 27,171
Tullett Prebon PLC	1,650,000	8,356
		101,646
Commercial Banks - 1.5%
Bank of Ireland (a)	484,033,942	109,112
Bank of the Ozarks, Inc.	25,000	1,195
BBCN Bancorp, Inc.	2,500,000	36,525
Camden National Corp.	41,968	1,633
Cathay General Bancorp (e)	4,125,000	98,010
Codorus Valley Bancorp, Inc.	200,000	3,624
Customers Bancorp, Inc. (a)	250,000	4,188
Dimeco, Inc.	29,140	1,236
Eagle Bancorp, Inc., Maryland	550,000	14,449
East West Bancorp, Inc.	4,208,529	129,749
First Bancorp, Puerto Rico (a)(d)	9,428,572	70,997
North Valley Bancorp (a)(e)	434,849	7,566
Northrim Bancorp, Inc. (e)	500,000	12,760
Norwood Financial Corp.	42,232	1,229
OFG Bancorp (e)	2,504,542	46,259
Pacific Premier Bancorp, Inc. (a)(e)	950,000	12,379
Popular, Inc. (a)	1,800,000	59,220
SpareBank 1 SR-Bank ASA (primary capital certificate) (a)	1,250,000	10,564
Sparebanken More:
rights 8/15/13 (a)	9,920	15
(primary capital certificate)	80,000	2,634
Sterling Financial Corp.	600,000	15,918
		639,262
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	11,000,000	10,255
Albemarle & Bond Holdings PLC	2,771,376	5,818
EZCORP, Inc. (non-vtg.) Class A (a)	477,903	8,640
Green Dot Corp. Class A (a)(d)	3,000,000	69,840
Nicholas Financial, Inc.	236,175	3,677
		98,230
Diversified Financial Services - 0.3%
ING U.S., Inc. (d)	3,200,000	99,584
Newship Ltd. (a)	2,500	951
NICE Holdings Co. Ltd.	800,000	7,938
NICE Information Service Co. Ltd.	2,650,000	6,815
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Ricoh Leasing Co. Ltd.	225,000	$ 6,191
The NASDAQ Stock Market, Inc.	400,000	12,960
		134,439
Insurance - 7.6%
Admiral Group PLC	550,000	11,739
AEGON NV	46,000,000	354,447
AFLAC, Inc.	360,000	22,205
Amlin PLC	2,050,000	12,540
APRIL (e)	2,510,827	51,140
Assurant, Inc. (e)	5,250,000	284,340
Axis Capital Holdings Ltd. (e)	7,940,200	345,875
CNO Financial Group, Inc.	1,200,000	17,136
Endurance Specialty Holdings Ltd. (e)	2,600,000	136,838
FBD Holdings PLC	175,000	3,748
Genworth Financial, Inc. Class A (a)	20,000,000	259,800
Hartford Financial Services Group, Inc.	8,000,000	246,880
HCC Insurance Holdings, Inc.	550,000	24,492
Lincoln National Corp.	8,350,000	347,945
Meadowbrook Insurance Group, Inc.	1,600,000	12,144
MetLife, Inc.	900,000	43,578
National Interstate Corp.	951,107	25,918
National Western Life Insurance Co. Class A	148,870	31,851
Primerica, Inc.	600,000	24,624
Progressive Corp.	600,000	15,606
Protective Life Corp.	2,343,705	101,553
RenaissanceRe Holdings Ltd. (e)	3,100,000	269,607
Torchmark Corp.	567,000	40,302
Unum Group (e)	16,200,000	512,568
Validus Holdings Ltd.	1,900,000	67,317
		3,264,193
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. (d)	800,000	11,560
Aviv REIT, Inc.	600,000	14,940
Cedar Shopping Centers, Inc.	2,000,000	11,080
Nieuwe Steen Investments NV (d)	90,000	640
Tanger Factory Outlet Centers, Inc.	350,000	11,351
		49,571
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	75,000	444
Devine Ltd.	2,125,000	1,461
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Relo Holdings Corp. (e)	1,405,700	$ 68,914
Tejon Ranch Co. (a)	150,000	5,069
		75,888
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	400,000	21,700
Genworth MI Canada, Inc. (e)	5,650,000	157,381
New Hampshire Thrift Bancshare	75,000	1,048
Provident New York Bancorp (d)	1,200,000	13,020
		193,149
TOTAL FINANCIALS		4,556,378
HEALTH CARE - 9.2%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	324,870
Apex Biotechnology Corp.	250,000	608
		325,478
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	7,534
Atrion Corp.	10,000	2,412
Audika SA (a)	301,500	3,209
CareFusion Corp. (a)	400,000	15,428
DiaSorin S.p.A. (d)	5,000	211
Exactech, Inc. (a)	50,000	1,080
Hoshiiryou Sanki Co. Ltd. (e)	309,400	7,963
Huvitz Co. Ltd. (e)	970,000	16,703
Invacare Corp.	900,000	14,049
Medical Action Industries, Inc. (a)(e)	1,300,000	11,947
Microlife Corp.	2,000,000	5,454
Nakanishi, Inc.	260,000	35,876
Prim SA (e)	1,734,000	12,803
ResMed, Inc. (d)	350,000	16,678
Smith & Nephew PLC	100,000	1,191
Span-America Medical System, Inc. (e)	288,000	6,045
St. Jude Medical, Inc.	2,500,000	130,975
St. Shine Optical Co. Ltd.	300,000	8,391
Techno Medica Co. Ltd.	75	467
Theragenics Corp. (a)(e)	3,087,717	6,299
Top Glove Corp. Bhd	1,000,000	1,814
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Utah Medical Products, Inc. (e)	435,000	$ 24,282
Zimmer Holdings, Inc.	2,000,000	166,960
		497,771
Health Care Providers & Services - 6.1%
A/S One Corp.	160,000	3,739
Aetna, Inc.	5,150,000	330,476
Almost Family, Inc. (e)	936,814	17,921
Amedisys, Inc. (a)	1,462,500	18,296
Centene Corp. (a)	250,000	13,868
Diversicare Healthcare Services, Inc. (e)	351,269	1,844
DVx, Inc. (e)	421,200	7,872
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	7,718
Hanger, Inc. (a)	400,000	14,768
LHC Group, Inc. (a)(e)	1,895,000	43,471
LifePoint Hospitals, Inc. (a)	384,986	18,926
Medica Sur SA de CV	325,500	854
MEDNAX, Inc. (a)	100,000	9,742
National Healthcare Corp.	6,700	322
Patterson Companies, Inc.	400,000	16,356
Pelion SA (e)	650,000	16,625
The Ensign Group, Inc.	555,000	21,223
Triple-S Management Corp. (a)(e)	2,479,834	53,961
Tsukui Corp. (d)	1,200,000	11,999
U.S. Physical Therapy, Inc.	500,000	14,310
United Drug PLC (United Kingdom)	10,533,719	56,246
UnitedHealth Group, Inc.	22,700,000	1,653,690
Universal American Spin Corp.	1,149,990	12,466
Wellcare Health Plans, Inc. (a)	825,000	50,350
WellPoint, Inc.	2,250,000	192,510
WIN-Partners Co. Ltd. (e)	1,250,000	11,465
		2,601,018
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	629
ND Software Co. Ltd. (d)	200,000	2,357
Quality Systems, Inc.	500,000	11,435
		14,421
Pharmaceuticals - 1.1%
AbbVie, Inc.	250,000	11,370
Daewon Pharmaceutical Co. Ltd. (e)	1,500,000	17,353
Daewoong Co. Ltd.	80,970	2,140
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	$ 343
DongKook Pharmaceutical Co. Ltd. (e)	490,278	17,758
Endo Health Solutions, Inc. (a)	4,800,000	184,608
Fuji Pharma Co. Ltd.	25,000	475
Hi-Tech Pharmacal Co., Inc.	160,000	5,750
Ildong Pharmaceutical Co. Ltd. (e)	2,506,600	22,641
Jeil Pharmaceutical Co. (e)	1,484,800	17,904
Kaken Pharmaceutical Co. Ltd.	100,000	1,552
Kwang Dong Pharmaceutical Co. Ltd.	2,600,000	19,667
Mylan, Inc. (a)	450,000	15,102
Questcor Pharmaceuticals, Inc.	100,000	6,682
Recordati SpA	6,000,000	70,681
Tsumura & Co.	120,000	3,424
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	20,856
Zoetis, Inc. Class A	2,350,000	70,054
		488,360
TOTAL HEALTH CARE		3,927,048
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	300,000	9,777
Magellan Aerospace Corp. (a)	615,000	2,455
Moog, Inc. Class A (a)	507,465	28,540
		40,772
Air Freight & Logistics - 0.2%
Air T, Inc. (e)	244,600	2,571
Hub Group, Inc. Class A (a)	316,008	12,087
Kintetsu World Express, Inc.	375,000	14,209
Pacer International, Inc. (a)(e)	1,790,000	11,080
Sinwa Ltd. (e)	23,000,000	4,072
UTI Worldwide, Inc.	658,335	10,863
Yusen Logistics Co. Ltd. (e)	4,221,500	38,115
		92,997
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,000,000	13,730
SkyWest, Inc.	1,939,663	29,328
		43,058
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Insteel Industries, Inc.	449,220	$ 7,547
Kingspan Group PLC (Ireland)	1,000,000	14,068
Kondotec, Inc. (e)	1,625,000	9,709
		31,324
Commercial Services & Supplies - 1.8%
Aeon Delight Co. Ltd.	475,000	8,679
AJIS Co. Ltd. (e)	538,500	7,441
Asia File Corp. Bhd	1,759,100	1,896
Avery Dennison Corp. (e)	6,350,000	284,036
CECO Environmental Corp. (d)	527,833	7,052
Fursys, Inc. (e)	875,140	22,429
Industrial Services of America, Inc. (a)(d)	84,200	212
Iron Mountain, Inc.	300,100	8,343
Knoll, Inc. (e)	4,500,000	74,340
Mears Group PLC	2,500,000	15,289
Mitie Group PLC (e)	23,825,000	98,221
Moshi Moshi Hotline, Inc.	630,000	7,863
Multi-Color Corp.	529,611	18,330
NICE e-Banking Services (e)	2,599,700	4,720
Prestige International, Inc.	405,000	5,576
RPS Group PLC	2,341,256	8,046
Teems, Inc. (e)	130,000	1,330
Tetra Tech, Inc. (a)	1,069,800	25,247
United Stationers, Inc. (e)	2,431,544	100,642
VICOM Ltd.	3,246,000	12,107
Waste Management, Inc.	311,500	13,092
West Corp.	1,425,000	31,293
		756,184
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)(e)	7,554,800	256,108
Arcadis NV	1,275,000	33,076
Astaldi SpA	1,550,000	11,094
Badger Daylighting Ltd.	320,000	15,288
Daiichi Kensetsu Corp. (e)	2,026,600	23,493
EPCO Co. Ltd.	150,000	2,134
Foster Wheeler AG (a)	419,500	8,994
Geumhwa PSC Co. Ltd.	103,504	2,975
Heijmans NV (Certificaten Van Aandelen)	10,000	106
Imtech NV (a)(d)	3,694,300	8,969
Jacobs Engineering Group, Inc. (a)	733,100	43,400
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Kier Group PLC	1,116,231	$ 25,199
Koninklijke BAM Groep NV	1,250,000	7,151
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	6,517
Meisei Industrial Co. Ltd.	1,275,000	5,196
Mirait Holdings Corp.	2,000,000	18,548
Nippon Rietec Co. Ltd.	239,000	1,655
Sanyo Engineering & Construction, Inc.	650,000	2,921
Severfield-Rowen PLC	3,333,333	2,852
Shinnihon Corp.	1,800,000	5,368
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,882
ShoLodge, Inc. (a)(e)	500,627	5
Sterling Construction Co., Inc. (a)(e)	1,630,000	16,007
Tutor Perini Corp. (a)	1,900,000	37,582
United Integration Services Co. Ltd.	6,000,000	5,841
URS Corp.	416,772	19,380
Vianini Lavori SpA	675,000	3,053
		565,794
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	1,182,000	3,549
Aros Quality Group AB	875,000	7,920
AZZ, Inc. (e)	1,500,000	56,745
Babcock & Wilcox Co.	459,282	14,026
Chiyoda Integre Co. Ltd.	525,500	7,460
Deswell Industries, Inc.	177,455	463
Dynapack International Technology Corp.	2,200,000	6,227
EnerSys	300,000	15,876
FW Thorpe PLC	504,300	8,416
GrafTech International Ltd. (a)	100,000	752
Graphite India Ltd.	2,200,000	2,241
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,000,000	16,523
Jinpan International Ltd.	382,640	2,143
Korea Electric Terminal Co. Ltd. (e)	700,000	23,173
PK Cables OY	250,000	6,918
Servotronics, Inc.	86,600	674
Universal Security Instruments, Inc. (a)(e)	241,255	1,288
		174,394
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom) (e)	8,310,000	336,898
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Harim Holdings Co. Ltd. (a)	1,000,000	$ 1,873
Reunert Ltd.	1,425,000	9,676
		348,447
Machinery - 1.6%
Aalberts Industries NV (e)	9,500,000	239,370
Actuant Corp. Class A	500,000	17,655
ASL Marine Holdings Ltd.	17,574,000	8,850
CKD Corp. (e)	4,000,000	30,600
Foremost Income Fund (e)	2,141,103	17,094
Gencor Industries, Inc. (a)	391,000	3,011
Harsco Corp.	461,372	11,885
Hurco Companies, Inc. (e)	633,500	18,055
Hwacheon Machine Tool Co. Ltd. (e)	219,900	9,980
Hyster-Yale Materials Handling:
Class A	310,000	20,153
Class B	310,000	20,153
Ihara Science Corp. (e)	1,021,500	6,322
Jaya Holdings Ltd. (e)	74,670,000	34,078
Kyowakogyosyo Co. Ltd.	193,000	1,597
Metka SA	601,750	8,886
Mirle Automation Corp.	3,708,000	2,744
Nadex Co. Ltd. (e)	852,000	4,577
Nitta Corp.	75,000	1,465
Oshkosh Truck Corp. (a)	2,800,000	125,496
S&T Holdings Co. Ltd. (e)	767,440	12,259
Semperit AG Holding	574,137	21,375
SIMPAC, Inc.	583,000	3,710
Takamatsu Machinery Co. Ltd.	220,300	1,170
Takeuchi Manufacturing Co. Ltd. (d)	200,000	3,820
Techno Smart Corp. (e)	1,082,000	3,790
Terex Corp. (a)	641,500	18,911
Tocalo Co. Ltd.	745,000	9,854
Trifast PLC	850,000	711
TriMas Corp. (a)	400,000	14,812
Trinity Industrial Corp.	665,000	2,377
Young Poong Precision Corp. (e)	938,011	8,640
		683,400
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
DryShips, Inc. (a)	2,552,500	$ 4,901
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,056
		9,957
Professional Services - 0.6%
Akka Technologies SA	740,022	22,673
Boardroom Ltd.	3,000,000	1,322
CBIZ, Inc. (a)	1,341,900	9,742
Clarius Group Ltd. (a)	4,245,812	744
CRA International, Inc. (a)(e)	910,000	17,417
en-japan, Inc.	305	542
FTI Consulting, Inc. (a)	364,100	13,566
Hyder Consulting PLC	650,000	4,657
Manpower, Inc.	127,500	8,526
SmartPros Ltd.	125,000	215
Sporton International, Inc. (e)	7,973,340	24,296
Stantec, Inc. (e)	2,375,000	109,836
Synergie SA	225,000	2,844
VSE Corp. (e)	530,940	22,979
		239,359
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	18,309
Con-way, Inc.	285,500	11,834
CSX Corp.	474,600	11,775
Hamakyorex Co. Ltd. (e)	750,000	24,704
Hutech Norin Co. Ltd. (e)	1,043,700	10,713
Quality Distribution, Inc. (a)	1,178,608	12,446
Roadrunner Transportation Systems, Inc. (a)	600,000	18,138
Sakai Moving Service Co. Ltd. (e)	778,000	20,739
Trancom Co. Ltd. (e)	1,032,400	30,273
Universal Truckload Services, Inc.	205,802	5,674
Vitran Corp., Inc. (a)	683,894	3,341
		167,946
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	19,983
Goodfellow, Inc. (e)	857,000	7,368
Grafton Group PLC unit	3,750,000	30,581
Hanwa Co. Ltd.	650,000	2,682
Houston Wire & Cable Co. (e)	1,264,600	18,754
KS Energy Services Ltd. (a)	16,000,000	5,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mitani Shoji Co. Ltd.	201,000	$ 3,465
Otec Corp.	150,000	1,057
Parker Corp. (e)	2,623,000	5,894
Richelieu Hardware Ltd. (d)	350,000	14,738
Senshu Electric Co. Ltd. (e)	1,080,000	12,718
Strongco Corp. (a)(e)	1,025,288	3,993
Tanaka Co. Ltd.	44,000	247
TECHNO ASSOCIE Co. Ltd.	235,000	2,640
Totech Corp.	398,600	2,544
		132,518
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,550,000	9,483
Meiko Transportation Co. Ltd.	998,000	11,467
		20,950
TOTAL INDUSTRIALS		3,307,100
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.7%
Aastra Technologies Ltd. (e)	1,030,400	25,843
ADTRAN, Inc.	231,800	6,126
Bel Fuse, Inc. Class A	289,278	4,238
Black Box Corp. (e)	1,800,840	48,731
Brocade Communications Systems, Inc. (a)	741,800	4,940
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,143
ClearOne, Inc. (a)	270,600	2,116
Comtech Telecommunications Corp.	500,000	13,540
Finisar Corp. (a)	340,500	6,582
Juniper Networks, Inc. (a)	648,700	14,057
Nera Telecommunications Ltd.	1,293,000	748
NETGEAR, Inc. (a)(e)	2,310,000	68,861
Optical Cable Corp.	70,000	301
Parrot SA (a)	150,000	4,033
Polycom, Inc. (a)	925,000	8,843
Tessco Technologies, Inc. (e)	525,000	16,821
TKH Group NV unit (e)	3,000,000	82,535
		309,458
Computers & Peripherals - 4.0%
Compal Electronics, Inc.	153,500,000	106,444
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc.	5,500,000	$ 69,685
EMC Corp.	702,400	18,368
Hewlett-Packard Co.	700,000	17,976
Lexmark International, Inc. Class A (d)	2,300,000	86,227
Logitech International SA (Reg.) (d)	4,400,000	31,332
Pinnacle Technology Holdings Ltd.	8,200,000	21,154
Quantum Corp. (a)	6,619,000	10,590
Rimage Corp. (e)	966,192	8,715
Seagate Technology (e)	30,000,000	1,227,300
Super Micro Computer, Inc. (a)(e)	3,266,500	37,859
TPV Technology Ltd.	63,000,000	12,428
Western Digital Corp.	650,000	41,847
Xyratex Ltd.	750,000	8,085
		1,698,010
Electronic Equipment & Components - 2.9%
A&D Co. Ltd.	950,000	6,346
Arrow Electronics, Inc. (a)	260,500	11,892
Beijer Electronics AB	125,000	1,237
CDW Corp. (a)	700,000	15,050
Corning, Inc.	1,450,000	22,026
Delta Electronics PCL (For. Reg.)	22,500,000	32,148
DigiTech Systems Co., Ltd. (a)	500,000	3,573
Dolby Laboratories, Inc. Class A (d)	425,000	13,978
Elec & Eltek International Co. Ltd.	1,800,000	3,888
Elematec Corp.	781,100	9,892
Excel Co. Ltd. (e)	909,800	10,640
Fabrinet (a)	470,700	6,971
FLIR Systems, Inc.	700,000	22,729
Hana Microelectronics Co. (For. Reg.)	17,000,000	11,019
Hi-P International Ltd.	20,002,000	13,063
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,600,000	330,964
Huan Hsin Holdings Ltd. (a)	7,200,000	249
IDIS Holdings Co. Ltd. (e)	691,242	9,104
Image Sensing Systems, Inc. (a)(e)	365,685	2,611
Insight Enterprises, Inc. (a)	1,700,127	36,366
Intelligent Digital Integrated Security Co. Ltd. (e)	937,210	18,391
INTOPS Co. Ltd. (e)	859,900	18,060
Isra Vision AG (d)(e)	438,100	20,515
Jabil Circuit, Inc.	524,700	12,063
Kingboard Chemical Holdings Ltd. (e)	74,500,000	163,878
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Kingboard Laminates Holdings Ltd.	9,000,000	$ 3,597
KITAGAWA INDUSTRIES Co. Ltd.	100,000	1,083
Lumax International Corp. Ltd.	200,000	438
Mesa Laboratories, Inc. (e)	317,500	20,720
Multi-Fineline Electronix, Inc. (a)(e)	1,634,100	24,708
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	6,845
Nippo Ltd. (e)	833,000	4,679
Orbotech Ltd. (a)(e)	2,370,950	29,234
Posiflex Technologies, Inc.	1,750,000	5,834
Rofin-Sinar Technologies, Inc. (a)	350,000	8,089
ScanSource, Inc. (a)(e)	2,000,000	71,220
SED International Holdings, Inc. (a)(e)	465,000	893
Shibaura Electronics Co. Ltd. (e)	777,800	9,255
Sigmatron International, Inc. (a)(e)	381,880	1,596
Store Electronic Systems SA (a)	21,950	342
SYNNEX Corp. (a)(e)	3,505,000	173,568
Taitron Components, Inc. Class A (sub. vtg.) (a)	300,000	315
Tomen Devices Corp. (e)	680,100	11,635
Tomen Electronics Corp. (e)	1,492,400	17,087
Tripod Technology Corp.	300,000	625
Venture Corp. Ltd.	5,000,000	28,800
VST Holdings Ltd. (e)	127,003,200	21,288
Wireless Telecom Group, Inc. (a)(e)	1,300,000	1,989
XAC Automation Corp. (e)	9,430,000	11,491
		1,251,984
Internet Software & Services - 0.2%
Bankrate, Inc. (a)	349,600	6,268
DeNA Co. Ltd. (d)	500,000	9,504
Gabia, Inc.	650,000	3,523
Gurunavi, Inc. (d)	400,000	4,314
Meetic (a)(e)	1,665,000	27,555
Melbourne IT Ltd. (e)	8,185,000	13,978
Monster Worldwide, Inc. (a)	500,000	2,860
NetGem SA	1,000,000	3,592
Rentabiliweb Group SA (a)	110,000	765
SBS Contents Hub Co. Ltd.	114,509	1,442
Softbank Technology Corp.	375,000	6,051
Stamps.com, Inc. (a)	158,798	6,330
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
UANGEL Corp. (e)	750,000	$ 3,938
ValueClick, Inc. (a)	700,000	17,108
		107,228
IT Services - 3.7%
ALTEN	885,000	32,966
Amdocs Ltd. (e)	8,528,300	328,084
Argo Graphics, Inc.	526,500	9,324
ATOSS Software AG	20,000	729
Calian Technologies Ltd. (e)	778,500	13,833
CGI Group, Inc. Class A (sub. vtg.) (a)	550,000	19,010
Computer Sciences Corp.	4,750,000	226,385
Computer Services, Inc.	250,000	7,713
CSE Global Ltd. (e)	47,361,000	30,745
CSG Systems International, Inc.	200,000	4,736
Data#3 Ltd.	1,400,000	1,504
eClerx	400,000	4,779
EOH Holdings Ltd. (e)	8,322,000	49,769
EPAM Systems, Inc. (a)	100,000	2,895
EVERTEC, Inc.	600,000	14,340
Genpact Ltd.	600,000	12,234
Groupe Steria SCA	76,441	1,078
Heartland Payment Systems, Inc. (d)(e)	2,000,017	74,621
HIQ International AB	900,000	4,736
Indra Sistemas (d)(e)	16,413,000	222,717
Know IT AB (e)	1,727,000	13,221
Luxoft Holding, Inc.	125,000	2,746
ManTech International Corp. Class A	1,700,000	50,218
Mastek Ltd. (e)	2,025,000	3,637
Matsushita Electric Works Information Systems Co. Ltd.	512,600	12,397
NCI, Inc. Class A (a)(e)	888,530	4,025
NeuStar, Inc. Class A (a)	357,447	20,046
Rolta India Ltd. (a)	2,699,942	2,496
SAIC, Inc. (d)	4,700,000	71,863
Sapient Corp. (a)	923,600	12,663
Societe Pour L'Informatique Industrielle SA (e)	1,707,998	12,384
Softcreate Co. Ltd.	331,500	2,380
The Western Union Co.	14,800,000	265,808
Total System Services, Inc.	1,000,000	27,410
Vantiv, Inc. (a)	600,000	15,654
		1,579,146
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.	10,100,000	$ 97,970
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,550,000	19,508
Axell Corp. (e)	925,000	17,837
Entegris, Inc. (a)	340,771	3,248
Lasertec Corp.	700,000	7,764
Leeno Industrial, Inc.	237,500	4,734
Melexis NV (e)	3,350,000	78,571
Miraial Co. Ltd.	216,900	3,345
Nextchip Co. Ltd. (e)	1,070,110	4,400
Omnivision Technologies, Inc. (a)	1,750,000	28,455
Powertech Technology, Inc.	9,460,000	18,135
Skyworks Solutions, Inc. (a)	481,200	11,558
Telechips, Inc. (e)	1,058,800	4,589
Trio-Tech International (a)(e)	322,543	1,164
UKC Holdings Corp. (e)	1,570,000	25,977
Varitronix International Ltd.	10,000,000	6,189
Y. A. C. Co., Ltd.	300,000	1,624
		237,098
Software - 5.0%
AdaptIT Holdings Ltd.	4,500,000	1,232
ANSYS, Inc. (a)(e)	5,000,000	399,200
Autodesk, Inc. (a)	197,600	6,993
Axway Software SA	15,000	347
Cybernet Systems Co. Ltd. (e)	20,500	6,574
Ebix, Inc. (d)(e)	2,650,000	30,740
Exact Holdings NV	750,000	17,650
Geodesic Ltd. (e)	4,873,000	304
ICT Automatisering NV (a)(e)	874,000	4,418
IGE + XAO SA	40,000	2,435
Infomedia Ltd. (e)	16,000,000	8,198
init innovation in traffic systems AG	10,000	300
Jorudan Co. Ltd. (e)	525,000	2,804
KSK Co., Ltd. (e)	641,300	3,995
MICROS Systems, Inc. (a)	25,000	1,218
Microsoft Corp.	32,187,700	1,024,534
Net 1 UEPS Technologies, Inc. (a)	725,000	5,256
NIIT Technologies Ltd.	1,840,000	7,263
NSD Co. Ltd.	50,000	552
Nucleus Software Exports Ltd. (a)	1,450,000	1,612
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	13,822,000	$ 447,142
Parametric Technology Corp. (a)	277,800	7,523
Pro-Ship, Inc.	152,200	2,944
Software AG (Bearer)	3,250,000	98,882
SWORD Group (e)	600,000	9,786
Synopsys, Inc. (a)	350,000	12,964
Vasco Data Security International, Inc. (a)(e)	3,150,000	25,925
Vitec Software Group AB	45,000	547
Zensar Technologies Ltd. (a)	720,000	2,621
		2,133,959
TOTAL INFORMATION TECHNOLOGY		7,414,853
MATERIALS - 3.0%
Chemicals - 2.1%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	2,707
C. Uyemura & Co. Ltd. (e)	653,800	30,116
Cabot Corp.	75,313	3,089
Chase Corp. (e)	904,986	25,113
Core Molding Technologies, Inc. (a)	351,000	3,240
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	10,529
Deepak Nitrite Ltd. (e)	625,000	2,686
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,492
FMC Corp.	3,600,000	238,176
Fujikura Kasei Co., Ltd. (e)	3,271,600	15,404
Fuso Chemical Co. Ltd.	34,100	888
Gujarat Narmada Valley Fertilizers Co.	6,704,686	8,131
Gujarat State Fertilizers & Chemicals Ltd. (e)	24,000,000	21,553
Honshu Chemical Industry Co. Ltd. (e)	900,000	5,819
Innospec, Inc.	1,140,000	48,929
KPC Holdings Corp.	43,478	1,923
KPX Chemical Co. Ltd.	163,083	10,638
KPX Green Chemical Co. Ltd.	63,000	256
Kraton Performance Polymers, Inc. (a)	1,025,000	20,808
Mexichem S.A.B. de CV	2,194,537	10,269
Miwon Chemicals Co. Ltd. (a)	55,095	1,576
Miwon Commercial Co. Ltd.	13,819	2,453
Muto Seiko Co. Ltd.	139,000	995
Nano Chem Tech, Inc. (a)	25,000	109
Nuplex Industries Ltd.	3,980,000	9,918
OM Group, Inc. (a)(e)	2,954,167	91,195
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp.	750,000	$ 21,683
RPM International, Inc.	400,000	14,096
SK Kaken Co. Ltd.	390,000	22,505
Soda Aromatic Co. Ltd.	111,400	910
Soken Chemical & Engineer Co. Ltd. (e)	805,000	11,223
T&K Toka Co. Ltd. (e)	800,000	17,036
Thai Carbon Black PCL (For. Reg.)	12,213,300	8,774
Thai Rayon PCL (For. Reg.)	3,200,000	3,653
Yara International ASA (d)	4,750,000	213,286
Yip's Chemical Holdings Ltd. (e)	31,002,000	27,782
		915,960
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	4,406
Mitani Sekisan Co. Ltd. (e)	1,783,200	23,057
Titan Cement Co. SA (Reg.) (a)	652,800	11,898
		39,361
Containers & Packaging - 0.4%
Ball Corp.	314,130	14,070
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,469
Kohsoku Corp. (e)	2,097,300	19,836
Sealed Air Corp.	500,000	13,620
Silgan Holdings, Inc.	900,000	43,416
Sonoco Products Co.	383,300	14,753
Starlite Holdings Ltd.	3,000,000	135
The Pack Corp. (e)	1,990,000	33,434
Vidrala SA	110,000	4,065
		148,798
Metals & Mining - 0.3%
Alconix Corp. (e)	635,500	12,209
Blue Earth Refineries, Inc. (a)	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	1,925
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	31,460
Fortescue Metals Group Ltd.	1,490,203	4,902
Hill & Smith Holdings PLC	1,700,600	11,351
Korea Steel Shapes Co. Ltd.	34,000	1,048
Orosur Mining, Inc. (a)	3,100,000	347
Orvana Minerals Corp. (a)	900,000	447
Pacific Metals Co. Ltd.	4,550,000	20,308
Sherritt International Corp.	2,900,000	11,096
SunCoke Energy, Inc. (a)	750,000	11,850
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tohoku Steel Co. Ltd. (e)	755,000	$ 8,482
Tokyo Kohtetsu Co. Ltd.	583,000	2,483
Tokyo Tekko Co. Ltd. (e)	4,600,000	17,336
Webco Industries, Inc. (a)	9,122	1,013
		136,257
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	300,000	16,242
Stella-Jones, Inc. (a)	150,000	14,498
		30,740
TOTAL MATERIALS		1,271,116
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	36,499
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	830,000	5,959
TOTAL TELECOMMUNICATION SERVICES		42,458
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	650,000	19,884
Great Plains Energy, Inc.	422,900	10,230
		30,114
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,800,000	4,449
Keiyo Gas Co. Ltd.	625,000	3,026
KyungDong City Gas Co. Ltd.	153,670	11,583
Otaki Gas Co. Ltd.	853,000	4,748
		23,806
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	11,797
Multi-Utilities - 0.1%
CMS Energy Corp.	863,200	24,161
TOTAL UTILITIES		89,878
TOTAL COMMON STOCKS (Cost $21,129,742)		37,450,149
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,273
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	10,119
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,581)		11,392
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14	$ 37,150	12,677
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
UBS AG London Branch ELN 6/9/14 (f)	98,747	115,354
TOTAL CORPORATE BONDS (Cost $134,952)		128,031
Money Market Funds - 13.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	5,215,743,604	$ 5,215,744
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	526,125,060	526,125
TOTAL MONEY MARKET FUNDS (Cost $5,741,869)		5,741,869
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $27,017,144)		43,331,441
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(469,086)
NET ASSETS - 100%		$ 42,862,355
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,354,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,760
Fidelity Securities Lending Cash Central Fund	17,298
Total	$ 22,058
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 6,098	$ -	$ 5,649	$ 113	$ -
Aalberts Industries NV	151,267	157	1,235	3,684	239,370
Aastra Technologies Ltd.	14,833	2,914	-	441	25,843
Abbey PLC	24,096	-	10,452	222	23,711
Abercrombie & Fitch Co. Class A	219,700	-	26,271	4,745	299,220
Accell Group NV	39,946	-	-	1,983	43,841
Aditya Birla Chemicals India Ltd.	3,039	-	-	-	2,707
AECOM Technology Corp.	137,524	5,632	30,882	-	256,108
Aeropostale, Inc.	161,252	-	-	-	123,720
Air T, Inc.	2,079	-	-	73	2,571
AJIS Co. Ltd.	7,719	-	-	238	7,441
Alconix Corp.	12,057	10	-	415	12,209
Almost Family, Inc.	20,619	-	-	1,874	17,921
Alpha & Omega Semiconductor Ltd.	10,370	9,462	-	-	19,508
Alps Logistics Co. Ltd.	17,279	-	-	657	18,309
Ambassadors Group, Inc.	9,666	-	-	1,204	6,444
Amdocs Ltd.	255,553	-	2,025	4,435	328,084
Amedisys, Inc.	35,558	17,184	35,704	-	-
American Realty Capital Properties, Inc.	-	10,476	-	197	-
AMERIGROUP Corp.	435,918	-	445,162	-	-
ANSYS, Inc.	305,796	-	6,826	-	399,200
AOC Holdings, Inc.	19,777	-	-	357	19,711
APRIL	33,248	3,214	-	893	51,140
Argo Graphics, Inc.	7,024	-	-	259	-
ARK Restaurants Corp.	3,353	-	-	225	4,734
Arrhythmia Research Technology, Inc.	786	-	-	-	629
Arts Optical International Holdings Ltd.	9,418	-	-	285	7,534
Assurant, Inc.	193,724	-	4,734	4,683	284,340
ASTI Corp.	3,713	-	463	148	3,128
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atlantic Tele-Network, Inc.	$ 41,018	$ -	$ 18,227	$ 749	$ -
Avery Dennison Corp.	309,249	-	145,971	9,305	284,036
Axell Corp.	19,811	-	-	968	17,837
Axis Capital Holdings Ltd.	262,880	-	2,711	7,905	345,875
AZZ, Inc.	68,176	-	27,209	899	56,745
Barratt Developments PLC	174,107	-	-	-	416,580
Belc Co. Ltd.	29,659	-	-	827	36,624
Belluna Co. Ltd.	40,722	-	-	833	51,620
Bellway PLC	94,680	-	48,777	2,714	-
Best Buy Co., Inc.	364,613	92,771	25,612	14,873	717,045
Big 5 Sporting Goods Corp.	16,580	-	43,483	665	-
Black Box Corp.	47,974	-	-	594	48,731
Blyth, Inc.	-	20,899	7,929	54	-
BMTC Group, Inc. Class A (sub. vtg.)	100,650	-	124	1,157	73,987
C. Uyemura & Co. Ltd.	24,403	-	-	353	30,116
Cal Dive International, Inc.	10,732	-	-	-	12,984
Calian Technologies Ltd.	16,224	-	-	741	13,833
Career Education Corp.	31,651	-	-	-	21,638
Cash Converters International Ltd.	18,841	-	1,621	946	24,925
Cathay General Bancorp	66,784	-	-	165	98,010
CEC Entertainment, Inc.	68,920	-	-	1,880	83,180
Chase Corp.	13,991	-	-	362	25,113
Chime Communications PLC	13,338	-	-	526	20,234
Chuoh Pack Industry Co. Ltd.	6,073	446	-	211	5,469
Citi Trends, Inc.	15,030	4,956	5,003	-	15,499
CKD Corp.	34,555	-	12,633	602	30,600
ClearOne, Inc. (formerly ClearOne Communications, Inc.)	1,781	1,459	3,572	-	-
Clip Corp.	3,741	-	-	129	3,635
Cosmos Pharmaceutical Corp.	154,513	-	5,957	933	196,696
Coventry Health Care, Inc.	476,619	-	709,339	4,999	-
CRA International, Inc.	9,681	4,628	-	-	17,417
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Create SD Holdings Co. Ltd.	$ 61,339	$ -	$ -	$ 1,191	$ 81,087
CSE Global Ltd.	32,495	45	-	1,638	30,745
Cybernet Systems Co. Ltd.	5,648	-	-	232	6,574
Daewon Pharmaceutical Co. Ltd.	6,963	-	688	55	17,353
Daiichi Kensetsu Corp.	17,709	1,373	-	355	23,493
DCC PLC (United Kingdom)	206,435	-	-	9,140	336,898
Dean Foods Co.	117,515	2,473	91,051	-	-
Deepak Fertilisers and Petrochemicals Corp. Ltd.	17,513	-	-	703	10,529
Deepak Nitrite Ltd.	1,879	-	97	84	2,686
Delta Apparel, Inc.	6,011	899	3,344	-	-
Diodes, Inc.	60,608	-	63,761	-	-
Diversicare Healthcare Services, Inc. (formerly Advocat, Inc.)	2,188	-	-	78	1,844
Divestco, Inc.	787	-	-	-	576
DongKook Pharmaceutical Co. Ltd.	5,890	1,366	-	133	17,758
DVx, Inc.	3,996	-	-	103	7,872
Ebix, Inc.	46,417	9,892	3,573	393	30,740
EcoGreen Fine Chemical Group Ltd.	7,446	-	-	296	8,492
Educational Development Corp.	1,586	-	-	155	1,203
Endurance Specialty Holdings Ltd.	90,142	-	-	3,276	136,838
EOH Holdings Ltd.	35,961	-	-	572	49,769
Excel Co. Ltd.	8,426	-	-	297	10,640
F&F Co. Ltd.	3,999	555	-	59	4,912
Farstad Shipping ASA	80,165	-	-	1,231	69,780
Federal Screw Works	938	-	252	-	237
First Juken Co. Ltd.	14,934	-	-	619	22,801
Folli Follie SA	26,144	3,045	-	-	102,612
Food Empire Holdings Ltd.	18,279	-	214	527	27,265
Foremost Income Fund	18,148	-	-	1,291	17,094
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 154,350	$ -	$ -	$ 2,835	$ 176,967
Fujikura Kasei Co., Ltd.	15,407	-	-	499	15,404
Fursys, Inc.	20,686	1,288	-	449	22,429
Fyffes PLC (Ireland)	16,021	-	-	781	26,042
GameStop Corp. Class A	136,489	30	60,643	8,679	343,420
Genky Stores, Inc.	6,073	-	-	125	5,111
Genworth MI Canada, Inc.	95,664	-	-	5,995	157,381
Geodesic Ltd.	3,245	-	-	177	304
Gildan Activewear, Inc.	313,016	-	114,515	2,653	345,886
Glentel, Inc.	21,097	-	-	863	31,307
Goodfellow, Inc.	6,674	-	-	323	7,368
Guess?, Inc.	150,952	91,501	8,372	16,454	278,470
Gujarat State Fertilizers & Chemicals Ltd.	23,102	5,712	-	809	21,553
Gulliver International Co. Ltd.	30,802	-	16,906	975	47,192
Halows Co. Ltd.	13,384	592	-	157	12,649
Hamakyorex Co. Ltd.	25,287	-	-	327	24,704
Hampshire Group Ltd.	3,211	-	-	-	4,140
Handsome Co. Ltd.	48,155	-	-	568	60,161
Hankook Shell Oil Co. Ltd.	13,111	-	-	1,050	23,328
Hanwha Timeworld Co. Ltd.	5,046	592	-	184	10,924
Harte-Hanks, Inc.	21,168	-	13,359	1,133	-
Healthways, Inc.	19,594	-	27,666	-	-
Heartland Payment Systems, Inc.	63,401	-	-	520	74,621
Helen of Troy Ltd.	95,188	2,035	-	-	135,511
Henry Boot PLC	18,038	-	5,938	715	21,879
Hiday Hidaka Corp.	20,701	-	-	485	26,610
Honshu Chemical Industry Co. Ltd.	4,113	605	-	136	5,819
Horsehead Holding Corp.	20,769	-	22,240	-	-
Hoshiiryou Sanki Co. Ltd.	8,339	381	-	129	7,963
Houston Wire & Cable Co.	12,595	1,840	-	452	18,754
HTL International Holdings Ltd.	8,060	-	133	118	6,275
Hurco Companies, Inc.	12,923	-	-	32	18,055
Hutech Norin Co. Ltd.	10,655	-	-	341	10,713
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Huvitz Co. Ltd.	$ 9,051	$ -	$ -	$ 113	$ 16,703
Hwacheon Machine Tool Co. Ltd.	8,334	-	-	171	9,980
IA Group Corp.	6,501	44	-	229	5,988
I-Sheng Electric Wire & Cable Co. Ltd.	15,711	-	-	1,011	16,523
ICT Automatisering NV	2,956	-	-	-	4,418
IDIS Holdings Co. Ltd. (formerly Intelligent Digital Integrated Security Co. Ltd.)	5,716	-	-	27	9,104
Ihara Science Corp.	7,292	309	-	146	6,322
Ildong Pharmaceutical Co. Ltd.	14,977	14	-	292	22,641
Image Sensing Systems, Inc.	1,858	-	-	-	2,611
Indra Sistemas	145,663	-	-	6,105	222,717
Infomedia Ltd.	3,575	-	105	421	8,198
Insteel Industries, Inc.	12,025	-	12,597	420	-
Intage, Inc.	22,065	-	237	511	25,795
Intelligent Digital Integrated Security Co. Ltd.	12,635	97	-	109	18,391
INTOPS Co. Ltd.	13,043	-	-	225	18,060
INZI Controls Co. Ltd.	9,386	-	-	118	7,299
Isewan Terminal Service Co. Ltd.	9,641	294	296	327	9,483
Isra Vision AG	9,959	-	-	144	20,515
j2 Global, Inc.	107,748	-	112,118	1,328	-
Jack in the Box, Inc.	161,940	-	37,490	-	188,423
JAKKS Pacific, Inc.	34,452	-	6,613	713	7,813
Jaya Holdings Ltd.	33,603	-	-	301	34,078
Jeil Pharmaceutical Co.	27,446	-	-	69	17,904
JLM Couture, Inc.	246	-	-	-	449
Jorudan Co. Ltd.	3,368	-	-	50	2,804
Jos. A. Bank Clothiers, Inc.	115,687	-	-	-	111,854
Jumbo SA	41,528	509	-	2,956	119,200
Kingboard Chemical Holdings Ltd.	89,976	47,680	-	2,915	163,878
Knoll, Inc.	61,263	350	-	2,157	74,340
Know IT AB	13,396	-	-	722	13,221
Kohsoku Corp.	18,360	-	-	457	19,836
Kondotec, Inc.	9,391	-	274	246	9,709
Korea Electric Terminal Co. Ltd.	13,435	-	-	159	23,173
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KSK Co., Ltd.	$ 3,655	$ 106	$ -	$ 92	$ 3,995
KunWha Pharmaceutical Co., Ltd.	3,228	-	11,273	-	-
Kyeryong Construction Industrial Co. Ltd.	7,519	-	-	-	6,517
Kyoto Kimono Yuzen Co. Ltd.	20,106	-	-	753	18,786
LHC Group, Inc.	33,902	-	-	-	43,471
Lincare Holdings, Inc.	513,360	-	514,600	-	-
Maruzen Co. Ltd.	13,301	-	-	377	16,945
Mastek Ltd.	4,253	-	-	101	3,637
Medical Action Industries, Inc.	5,687	-	2,792	-	11,947
Meetic	24,850	-	-	-	27,555
Mega First Corp. Bhd	12,330	-	-	514	11,797
Melbourne IT Ltd.	15,311	-	-	2,947	13,978
Melexis NV	50,122	-	-	2,410	78,571
Mesa Laboratories, Inc.	14,700	-	-	175	20,720
Metro, Inc. Class A (sub. vtg.)	606,295	-	-	8,595	783,669
Michang Oil Industrial Co. Ltd.	7,183	-	-	311	12,427
Mitani Sekisan Co. Ltd.	13,716	2,838	-	229	23,057
Mitie Group PLC	102,230	-	884	3,876	98,221
Monarch Casino & Resort, Inc.	10,085	-	21,773	-	-
Motonic Corp.	20,692	-	-	642	32,450
Mr. Bricolage SA	8,571	2,446	-	370	12,721
Muhak Co. Ltd.	24,467	2,075	-	99	44,193
Multi-Fineline Electronix, Inc.	6,862	21,368	-	-	24,708
Murakami Corp.	8,337	555	-	139	11,156
Muramoto Electronic Thailand PCL (For. Reg.)	9,473	-	166	145	6,845
Nadex Co. Ltd.	2,883	821	-	88	4,577
Nafco Co. Ltd.	36,224	4,372	-	808	43,174
National Interstate Corp.	26,190	-	1,696	2,420	-
NCI, Inc. Class A	5,269	-	-	-	4,025
NETGEAR, Inc.	45,019	28,407	-	-	68,861
New Frontier Media, Inc.	3,002	-	3,889	-	-
Next PLC	840,310	-	-	27,235	1,263,908
Nextchip Co. Ltd.	6,407	-	-	67	4,400
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NICE e-Banking Services	$ 4,242	$ -	$ -	$ 81	$ 4,720
Nippo Ltd.	4,716	196	-	118	4,679
Nishimatsuya Chain Co. Ltd.	59,117	-	14,938	1,427	47,542
North Valley Bancorp	6,858	-	1,627	-	7,566
Northrim Bancorp, Inc.	-	12,512	-	-	12,760
Nutraceutical International Corp.	17,050	-	-	1,144	25,409
OFG Bancorp (formerly Oriental Financial Group, Inc.)	25,997	-	-	541	46,259
OM Group, Inc.	43,725	11,824	8,700	-	91,195
Orbotech Ltd.	24,800	-	8,878	-	29,234
P&F Industries, Inc. Class A	1,812	42	-	-	2,976
Pacer International, Inc.	8,400	-	1,298	-	11,080
Pacific Premier Bancorp, Inc.	8,465	-	-	-	12,379
Pal Co. Ltd.	44,479	-	725	824	44,710
Papa John's International, Inc.	102,020	-	34,748	-	94,699
Parker Corp.	5,740	551	-	131	5,894
Pelion SA	4,960	1,105	579	362	16,625
PetMed Express, Inc.	23,572	-	23,725	3,809	-
Piolax, Inc.	21,394	1,064	-	484	28,977
Prim SA	7,593	602	-	367	12,803
Relo Holdings Corp.	46,469	2,336	-	1,036	68,914
RenaissanceRe Holdings Ltd.	229,369	-	-	3,410	269,607
Rimage Corp.	6,715	-	-	164	8,715
Rocky Brands, Inc.	7,372	-	9,568	23	-
Rocky Mountain Chocolate Factory, Inc.	6,077	-	-	219	6,628
Ruby Tuesday, Inc.	40,845	-	1,266	-	45,384
Ruth's Hospitality Group, Inc.	15,960	-	12,943	76	-
S&T Holdings Co. Ltd.	5,814	1,066	-	218	12,259
Safeway, Inc.	196,708	8,926	-	9,241	335,270
Sakai Moving Service Co. Ltd.	15,915	-	-	508	20,739
Samsung Climate Control Co. Ltd.	3,202	-	-	21	3,136
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sanei Architecture Planning Co. Ltd.	$ 9,136	$ 4,953	$ -	$ 256	$ 11,803
Sarantis SA	3,123	6,078	-	-	15,937
ScanSource, Inc.	57,740	-	-	-	71,220
Seagate Technology	944,129	-	50,455	42,896	1,227,300
SED International Holdings, Inc.	1,021	-	21	-	893
Select Harvests Ltd.	7,099	323	-	323	17,886
Senshu Electric Co. Ltd.	13,236	-	-	363	12,718
Sewon Precision Industries Co. Ltd.	4,842	-	-	-	10,657
Shibaura Electronics Co. Ltd.	12,591	-	-	306	9,255
Shinsegae Engineering & Construction Co. Ltd.	3,630	-	-	122	2,882
ShoLodge, Inc.	50	-	-	-	5
Sigmatron International, Inc.	1,333	-	-	-	1,596
Sinwa Ltd.	2,202	17	-	280	4,072
SJM Co. Ltd.	8,806	-	-	99	13,449
SJM Holdings Co. Ltd.	4,262	-	-	104	6,762
Societe Pour L'Informatique Industrielle SA	6,856	1,990	-	117	12,384
Soken Chemical & Engineer Co. Ltd.	7,266	-	-	277	11,223
Sonic Corp.	61,613	-	3,426	-	92,220
Span-America Medical System, Inc.	4,588	362	-	407	6,045
Sporton International, Inc.	18,198	-	-	1,002	24,296
Sportscene Group, Inc. Class A	3,195	-	-	-	2,629
Stanley Furniture Co., Inc.	5,275	-	-	-	4,449
Stantec, Inc.	68,947	-	1,130	1,270	109,836
Steiner Leisure Ltd.	68,805	-	-	-	95,601
Step Co. Ltd.	9,589	93	-	391	11,870
Sterling Construction Co., Inc.	16,186	-	-	-	16,007
Strattec Security Corp.	7,428	-	-	132	13,510
Strongco Corp.	5,419	-	-	-	3,993
Sun Hing Vision Group Holdings Ltd.	8,057	-	-	571	8,643
Sunjin Co. Ltd.	5,649	-	-	63	12,780
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sunjin Holdings Co. Ltd.	$ 2,481	$ -	$ -	$ -	$ -
Super Micro Computer, Inc.	34,918	5,555	-	-	37,859
Swift Energy Co.	13,083	48,196	-	-	50,323
SWORD Group	8,397	433	-	857	9,786
SYNNEX Corp.	118,574	-	-	-	173,568
T&K Toka Co. Ltd.	10,425	-	-	305	17,036
Techno Smart Corp. (formerly Inoue Kinzoku Kogyo Co. Ltd.)	4,846	-	-	94	3,790
Teems, Inc.	1,221	67	-	19	1,330
Telechips, Inc.	4,200	-	-	41	4,589
Tempur Sealy International, Inc.	121,111	-	6,994	-	162,565
Tessco Technologies, Inc.	1,313	11,738	-	110	16,821
The Pack Corp.	33,722	-	-	1,017	33,434
The Stanley Gibbons Group PLC	4,204	171	215	125	-
Theragenics Corp.	4,838	925	-	-	6,299
TKH Group NV unit	60,628	-	-	2,180	82,535
Tohoku Steel Co. Ltd.	8,672	-	-	91	8,482
Token Corp.	45,816	-	2,926	832	52,701
Tokyo Kisen Co. Ltd.	5,411	-	-	147	5,056
Tokyo Tekko Co. Ltd.	14,707	-	-	472	17,336
Tomen Devices Corp.	16,632	-	-	334	11,635
Tomen Electronics Corp.	19,648	-	-	650	17,087
Total Energy Services, Inc.	35,399	-	-	420	37,070
Tow Co. Ltd.	7,884	-	-	350	6,695
Trancom Co. Ltd.	21,122	-	-	609	30,273
Trio-Tech International	458	-	-	-	1,164
Triple-S Management Corp.	35,670	9,528	-	-	53,961
Tuesday Morning Corp.	21,812	-	22,986	-	24,681
Tungtex Holdings Co. Ltd.	2,156	453	-	85	2,553
Tungtex Holdings Co. Ltd. rights 5/27/13	-	-	-	-	-
UANGEL Corp.	5,211	-	2,696	88	3,938
UKC Holdings Corp.	19,138	-	-	617	25,977
Uni-Select, Inc.	55,168	380	-	885	40,634
Unit Corp.	161,790	-	-	-	183,438
United Stationers, Inc.	61,299	-	-	1,337	100,642
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Universal Security Instruments, Inc.	$ 1,158	$ -	$ -	$ -	$ 1,288
Unum Group	302,240	4,540	-	8,641	512,568
USS Co. Ltd.	215,233	-	38,684	6,658	201,114
Utah Medical Products, Inc.	14,845	-	209	427	24,282
Varitronix International Ltd.	5,490	-	5,262	454	-
Vasco Data Security International, Inc.	11,655	14,095	239	-	25,925
Venture Corp. Ltd.	109,238	-	87,254	2,230	-
VSE Corp.	12,116	78	-	175	22,979
VST Holdings Ltd.	16,514	-	-	1,091	21,288
W&T Offshore, Inc.	84,130	6,364	-	5,114	80,636
Watts Co. Ltd.	8,097	-	-	236	14,929
Whanin Pharmaceutical Co. Ltd.	10,495	-	-	362	20,856
WIN-Partners Co. Ltd. (formerly Win International Co. Ltd.)	9,504	218	-	351	11,465
Winland Electronics, Inc.	134	-	167	-	-
Wireless Telecom Group, Inc.	1,625	-	-	-	1,989
Workman Co. Ltd.	36,077	1,098	-	1,084	57,720
XAC Automation Corp.	8,756	-	-	413	11,491
Xyratex Ltd.	23,660	-	14,186	2,132	-
YBM Sisa.com, Inc.	5,117	-	123	185	4,019
Yip's Chemical Holdings Ltd.	20,149	-	-	999	27,782
Young Innovations, Inc.	20,238	-	22,061	44	-
Young Poong Precision Corp.	9,219	-	479	61	8,640
Youngone Holdings Co. Ltd.	49,298	-	-	361	53,738
Yusen Logistics Co. Ltd.	48,109	-	-	827	38,115
Yutaka Giken Co. Ltd.	28,795	-	-	581	35,192
Total	$ 14,916,554	$ 568,596	$ 3,165,634	$ 343,022	$ 17,215,685
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,169,663	$ 11,169,663	$ -	$ -
Consumer Staples	3,600,293	3,600,293	-	-
Energy	2,072,635	1,630,892	441,743	-
Financials	4,556,378	4,091,853	463,574	951
Health Care	3,927,048	3,918,139	1,191	7,718
Industrials	3,307,100	3,307,095	-	5
Information Technology	7,414,853	7,414,853	-	-
Materials	1,281,235	1,281,235	-	-
Telecommunication Services	42,458	42,458	-	-
Utilities	89,878	89,878	-	-
Corporate Bonds	128,031	-	128,031	-
Money Market Funds	5,741,869	5,741,869	-	-
Total Investments in Securities:	$ 43,331,441	$ 42,288,228	$ 1,034,539	$ 8,674

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,433,014
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	62.3%
Japan	6.1%
United Kingdom	5.3%
Canada	5.2%
Ireland	4.5%
Bermuda	2.6%
Netherlands	2.3%
Korea (South)	1.5%
Taiwan	1.5%
Italy	1.2%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $510,153) - See accompanying schedule: Unaffiliated issuers (cost $11,778,428)	$ 20,373,887
Fidelity Central Funds (cost $5,741,869)	5,741,869
Other affiliated issuers (cost $9,496,847)	17,215,685
Total Investments (cost $27,017,144)		$ 43,331,441
Cash		238
Foreign currency held at value (cost $5,356)		5,356
Receivable for investments sold		92,373
Receivable for fund shares sold		41,301
Dividends receivable		39,326
Interest receivable		372
Distributions receivable from Fidelity Central Funds		1,608
Other receivables		1,446
Total assets		43,513,461

Liabilities
Payable for investments purchased	$ 58,358
Payable for fund shares redeemed	39,061
Accrued management fee	21,153
Other affiliated payables	4,356
Other payables and accrued expenses	2,053
Collateral on securities loaned, at value	526,125
Total liabilities		651,106

Net Assets		$ 42,862,355
Net Assets consist of:
Paid in capital		$ 24,590,576
Undistributed net investment income		186,065
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,772,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,313,617
Net Assets		$ 42,862,355

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2013

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($28,171,046 ÷ 588,822 shares)	$ 47.84

Class K: Net Asset Value, offering price and redemption price per share ($14,691,309 ÷ 307,133 shares)	$ 47.83

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2013

Investment Income
Dividends (including $343,022 earned from other affiliated issuers)		$ 693,627
Interest		1,818
Income from Fidelity Central Funds		22,058
Total income		717,503

Expenses
Management fee Basic fee	$ 224,335
Performance adjustment	4,204
Transfer agent fees	46,486
Accounting and security lending fees	2,290
Custodian fees and expenses	2,156
Independent trustees' compensation	231
Appreciation in deferred trustee compensation account	1
Registration fees	356
Audit	240
Legal	121
Miscellaneous	332
Total expenses before reductions	280,752
Expense reductions	(947)	279,805
Net investment income (loss)		437,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,266,215
Other affiliated issuers	1,233,118
Investment not meeting investment restrictions	59
Foreign currency transactions	(639)
Total net realized gain (loss)		2,498,753
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $137)	7,695,004
Assets and liabilities in foreign currencies	(334)
Total change in net unrealized appreciation (depreciation)		7,694,670
Net gain (loss)		10,193,423
Net increase (decrease) in net assets resulting from operations		$ 10,631,121

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 437,698	$ 341,319
Net realized gain (loss)	2,498,753	1,483,825
Change in net unrealized appreciation (depreciation)	7,694,670	(1,354,944)
Net increase (decrease) in net assets resulting from operations	10,631,121	470,200
Distributions to shareholders from net investment income	(432,424)	(253,207)
Distributions to shareholders from net realized gain	(1,951,147)	(1,872,594)
Total distributions	(2,383,571)	(2,125,801)
Share transactions - net increase (decrease)	1,629,061	(158,107)
Redemption fees	2,348	3,844
Total increase (decrease) in net assets	9,878,959	(1,809,864)

Net Assets
Beginning of period	32,983,396	34,793,260
End of period (including undistributed net investment income of $186,065 and undistributed net investment income of $191,714, respectively)	$ 42,862,355	$ 32,983,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Low-Priced Stock

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19
Income from Investment Operations
Net investment income (loss) B	.48	.37	.23	.07	.17
Net realized and unrealized gain (loss)	11.61	(.03) E	7.53	5.00	(4.88)
Total from investment operations	12.09	.34	7.76	5.07	(4.71)
Distributions from net investment income	(.49)	(.28)	(.15)	(.12)	(.17)
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(2.77)	(2.49)	(.16)	(.20)	(4.28)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Total Return A	33.12%	1.68%	23.53%	18.06%	(13.90)%
Ratios to Average Net Assets C, F
Expenses before reductions	.79%	.88%	.83%	.99%	.99%
Expenses net of fee waivers, if any	.79%	.88%	.83%	.99%	.99%
Expenses net of all reductions	.79%	.88%	.83%	.99%	.98%
Net investment income (loss)	1.14%	1.00%	.61%	.21%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 28,171	$ 22,999	$ 26,762	$ 24,538	$ 21,792
Portfolio turnover rate D	11%	19%	15%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Income from Investment Operations
Net investment income (loss) B	.53	.42	.28	.11	.20
Net realized and unrealized gain (loss)	11.60	(.03) E	7.51	5.01	(4.86)
Total from investment operations	12.13	.39	7.79	5.12	(4.66)
Distributions from net investment income	(.54)	(.33)	(.23)	(.15)	(.21)
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(2.82)	(2.54)	(.23) H	(.23)	(4.32)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Total Return A	33.27%	1.83%	23.66%	18.23%	(13.74)%
Ratios to Average Net Assets C, F
Expenses before reductions	.68%	.76%	.71%	.85%	.81%
Expenses net of fee waivers, if any	.68%	.76%	.71%	.85%	.81%
Expenses net of all reductions	.68%	.76%	.70%	.85%	.81%
Net investment income (loss)	1.26%	1.12%	.74%	.35%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 14,691	$ 9,985	$ 8,031	$ 4,357	$ 2,279
Portfolio turnover rate D	11%	19%	15%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,849,882
Gross unrealized depreciation	(1,615,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,234,554

Tax Cost	$ 27,096,887

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 184,707
Undistributed long-term capital gain	$ 1,854,267
Net unrealized appreciation (depreciation)	$ 16,233,873

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 455,010	$ 253,207
Long-term Capital Gains	1,928,561	1,872,594
Total	$ 2,383,571	$ 2,125,801

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,655,028 and $7,334,771, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Low-Priced Stock	$ 40,456.16
Class K	6,030.05
	$ 46,486

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $134 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $85 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $18,510. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,298, including $596 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $898 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $46.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Low-Priced Stock	$ 284,865	$ 181,791
Class K	147,559	71,416
Total	$ 432,424	$ 253,207
From net realized gain
Low-Priced Stock	$ 1,338,102	$ 1,427,190
Class K	613,045	445,404
Total	$ 1,951,147	$ 1,872,594

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Low-Priced Stock
Shares sold	82,702	90,208	$ 3,528,018	$ 3,389,719
Reinvestment of distributions	39,316	45,341	1,538,529	1,537,943
Shares redeemed	(130,273)	(196,560)	(5,369,278)	(7,327,114)
Net increase (decrease)	(8,255)	(61,011)	$ (302,731)	$ (2,399,452)
Class K
Shares sold	90,911	104,192	$ 3,784,904	$ 3,892,850
Reinvestment of distributions	19,455	15,233	760,604	516,820
Shares redeemed	(62,464)	(57,652)	(2,613,716)	(2,168,325)
Net increase (decrease)	47,902	61,773	$ 1,931,792	$ 2,241,345

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Low-Priced Stock	9/09/13	9/06/13	$0.198	$2.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31 2013, $2,432,454,234, or, if subsequently determined to be different, the net capital gain of such year.

Low-Priced Stock designates 69% and 58% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Low-Priced Stock designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Low-Priced Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, M A

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-UANN-0913
1.789249.110

Fidelity®

Low-Priced Stock Fund -
Class K

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	33.27%	11.34%	11.40%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Low-Priced Stock Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund - Class K on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Joel Tillinghast, Lead Portfolio Manager of Fidelity® Low-Priced Stock Fund: For the year, the fund's Class K shares rose 33.27%, versus 34.76% for the Russell 2000® Index. With the help of Fidelity's research team, co-manager Jamie Harmon and a group of sector specialists that run 5% of the fund's assets, I look for stocks of promising businesses that are either capitalizing on recurring revenue or generating good cash flow, and are priced at less than $35 per share. Our holdings tend to be less volatile than those in the index, and the fund has often lagged in up markets - as was the case this period - while holding up better in downturns. Some of the fund's biggest contributors were firms on the rebound, including video game retailer GameStop and electronics retailer Best Buy, two firms whose shares rose sharply. Also boosting results were stock picks and an overweighting in insurance, where firms such as Lincoln National benefited from a turnaround in profit margins. Conversely, a sizable cash position significantly hurt in a rising market. Other detractors included software giants Microsoft and Oracle, whose shares fell on concern about competition from cloud computing. Geographically, holdings in the U.S. and the U.K. did particularly well, while good stock picking in Japan was overshadowed by the negative impact of a stronger yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Low-Priced Stock	.81%
Actual		$ 1,000.00	$ 1,153.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class K	.70%
Actual		$ 1,000.00	$ 1,153.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.9	3.5
Next PLC	2.9	2.9
Seagate Technology	2.9	2.8
Microsoft Corp.	2.4	2.5
Metro, Inc. Class A (sub. vtg.)	1.8	1.8
Best Buy Co., Inc.	1.7	1.0
Ross Stores, Inc.	1.6	1.6
Unum Group	1.2	1.0
Bed Bath & Beyond, Inc.	1.2	1.1
Oracle Corp.	1.1	1.3
	20.7
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.1	27.0
Information Technology	17.3	18.3
Financials	10.9	9.5
Health Care	9.2	9.8
Consumer Staples	8.4	8.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 87.4%		Stocks 91.9%
	Bonds 0.3%		Bonds 0.0%
	Convertible Securities† 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 12.3%		Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Foreign investments	37.7%	** Foreign investments	41.2%

† Amount represents less than 0.1%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.1%
Auto Components - 1.4%
ASTI Corp. (e)	1,250,000	$ 3,128
ATLASBX Co. Ltd.	270,000	10,068
Dorman Products, Inc.	250,000	11,770
Federal Screw Works (a)(e)	94,871	237
Hi-Lex Corp.	1,200,000	24,243
INZI Controls Co. Ltd. (e)	1,516,000	7,299
Johnson Controls, Inc.	8,000,000	321,680
Motonic Corp. (e)	3,299,900	32,450
Murakami Corp. (e)	738,000	11,156
Nippon Seiki Co. Ltd.	2,552,000	37,768
Piolax, Inc. (e)	1,050,000	28,977
Samsung Climate Control Co. Ltd. (e)	460,050	3,136
Sewon Precision Industries Co. Ltd. (e)	500,000	10,657
Shoei Co. Ltd.	625,000	5,534
SJM Co. Ltd. (e)	1,270,000	13,449
SJM Holdings Co. Ltd. (e)	1,332,974	6,762
Standard Motor Products, Inc.	500,000	17,195
Strattec Security Corp. (e)	330,000	13,510
Sungwoo Hitech Co. Ltd.	650,000	8,648
Yachiyo Industry Co. Ltd.	915,600	6,733
Yutaka Giken Co. Ltd. (e)	1,482,000	35,192
		609,592
Distributors - 0.2%
Doshisha Co. Ltd.	1,650,000	23,239
Educational Development Corp. (e)	386,892	1,203
Nakayamafuku Co. Ltd.	340,500	2,573
SPK Corp.	165,000	2,873
Uni-Select, Inc. (e)	2,025,000	40,634
		70,522
Diversified Consumer Services - 0.5%
Capella Education Co. (a)	100,000	4,901
Career Education Corp. (a)(e)	6,720,000	21,638
Clip Corp. (e)	328,600	3,635
Corinthian Colleges, Inc. (a)(d)	2,200,000	4,928
DeVry, Inc.	700,000	21,056
ITT Educational Services, Inc. (a)	100,000	2,623
Matthews International Corp. Class A	190,441	7,366
Meiko Network Japan Co. Ltd.	944,000	12,004
Regis Corp.	186,193	3,234
Shingakukai Co. Ltd.	100,000	388
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Shuei Yobiko Co. Ltd.	125,000	$ 440
Steiner Leisure Ltd. (a)(e)	1,650,000	95,601
Step Co. Ltd. (e)	1,300,000	11,870
YBM Sisa.com, Inc. (e)	921,773	4,019
		193,703
Hotels, Restaurants & Leisure - 1.6%
Ambassadors Group, Inc. (d)(e)	1,770,356	6,444
ARK Restaurants Corp. (e)	224,895	4,734
Brinker International, Inc.	600,000	24,090
BRONCO BILLY Co. Ltd.	24,000	478
CEC Entertainment, Inc. (e)	2,000,000	83,180
Darden Restaurants, Inc.	1,000,000	49,050
Flanigan's Enterprises, Inc. (a)	50,357	472
Hiday Hidaka Corp. (e)	1,265,980	26,610
Ibersol SGPS SA	550,000	3,549
Intralot SA	1,250,000	2,877
Jack in the Box, Inc. (a)(e)	4,700,000	188,423
Kura Corp. Ltd.	555,000	9,466
Ohsho Food Service Corp.	601,900	20,901
Papa John's International, Inc. (a)(e)	1,416,378	94,699
Ruby Tuesday, Inc. (a)(e)	6,200,000	45,384
Ruth's Hospitality Group, Inc.	1,180,898	14,124
Shinsegae Food Co. Ltd.	17,000	1,418
Sonic Corp. (a)(e)	6,000,000	92,220
Sportscene Group, Inc. Class A (a)(e)	400,000	2,629
St. Marc Holdings Co. Ltd.	475,000	22,219
Toridoll.Corporation	475,000	4,910
		697,877
Household Durables - 3.0%
Abbey PLC (e)	2,150,000	23,711
Barratt Developments PLC (a)(e)	84,000,199	416,580
Bellway PLC	5,100,000	107,066
Blyth, Inc. (d)	450,000	6,305
D.R. Horton, Inc.	6,200,000	124,620
Dorel Industries, Inc. Class B (sub. vtg.)	3,250,000	118,944
Emak SpA	3,300,000	3,157
First Juken Co. Ltd. (e)	1,690,000	22,801
Helen of Troy Ltd. (a)(e)	3,190,000	135,511
Henry Boot PLC (e)	7,630,000	21,879
HTL International Holdings Ltd. (e)	29,000,500	6,275
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Maruzen Co. Ltd. (e)	1,918,000	$ 16,945
NACCO Industries, Inc. Class A	310,000	19,012
P&F Industries, Inc. Class A (a)(e)	366,500	2,976
Sanei Architecture Planning Co. Ltd. (e)	1,461,000	11,803
Stanley Furniture Co., Inc. (a)(e)	1,289,638	4,449
Steinhoff International Holdings Ltd.	3,102,497	8,239
Tempur Sealy International, Inc. (a)(e)	4,100,000	162,565
Token Corp. (e)	1,000,000	52,701
		1,265,539
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	51,620
Liberty Media Corp. Interactive Series A (a)	1,200,000	29,352
N Brown Group PLC	600,000	4,728
NutriSystem, Inc.	575,000	7,193
PetMed Express, Inc. (d)	801,203	13,420
		106,313
Leisure Equipment & Products - 0.2%
Accell Group NV (e)	2,386,300	43,841
Fenix Outdoor AB	35,000	1,375
Giant Manufacturing Co. Ltd.	2,500,555	18,924
JAKKS Pacific, Inc. (d)(e)	1,300,000	7,813
Kabe Husvagnar AB (B Shares)	176,062	2,971
Mars Engineering Corp.	350,000	6,545
Miroku Corp.	700,000	1,566
Trigano SA (a)	95,986	1,366
		84,401
Media - 1.0%
Chime Communications PLC (e)	4,700,000	20,234
Cinderella Media Group Ltd.	10,158,000	3,314
DISH Network Corp. Class A	1,500,000	66,975
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,000,000	123,800
Gannett Co., Inc.	750,000	19,320
GFK AG	175,000	8,614
Harte-Hanks, Inc.	1,918,639	18,342
Intage, Inc. (e)	1,030,000	25,795
Omnicom Group, Inc.	500,010	32,136
Pico Far East Holdings Ltd.	20,732,000	7,218
Proto Corp.	425,000	5,569
RKB Mainichi Broadcasting Corp.	101,000	910
Saga Communications, Inc. Class A	475,000	24,629
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	850,000	$ 23,979
Starz - Liberty Capital Series A (a)	350,000	7,900
STW Group Ltd.	3,000,000	4,422
Tow Co. Ltd. (e)	1,223,000	6,695
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	16,750
		416,602
Multiline Retail - 3.4%
Big Lots, Inc. (a)	600,000	21,678
Don Quijote Co. Ltd.	1,700,000	89,072
Hanwha Timeworld Co. Ltd. (e)	340,990	10,924
Harvey Norman Holdings Ltd. (d)	13,500,177	32,278
Next PLC (e)	16,650,000	1,263,908
Tuesday Morning Corp. (a)(e)	2,199,741	24,681
Watts Co. Ltd. (e)	1,330,000	14,929
Zakkaya Bulldog Co. Ltd.	400,000	1,034
		1,458,504
Specialty Retail - 12.2%
Aarons, Inc. Class A	500,000	14,330
ABC-MART, Inc.	135,000	6,094
Abercrombie & Fitch Co. Class A (e)	6,000,000	299,220
Aeropostale, Inc. (a)(e)	8,177,100	123,720
Ascena Retail Group, Inc. (a)	2,050,000	39,135
AT-Group Co. Ltd.	881,000	14,937
AutoZone, Inc. (a)	900,000	403,722
Bed Bath & Beyond, Inc. (a)	6,600,000	504,702
Best Buy Co., Inc. (e)	23,830,000	717,045
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	73,987
Cash Converters International Ltd. (e)	23,500,000	24,925
Chico's FAS, Inc.	1,600,000	27,408
Citi Trends, Inc. (a)(e)	1,100,000	15,499
CST Brands, Inc. (a)	1,000,000	32,610
Destination Maternity Corp.	620,000	18,637
Express, Inc. (a)	1,000,000	22,550
Folli Follie SA (a)(e)	4,375,000	102,612
Fourlis Holdings SA (a)	200,000	673
GameStop Corp. Class A (d)(e)	7,000,000	343,420
Glentel, Inc. (e)	1,950,000	31,307
Goldlion Holdings Ltd.	3,089,000	1,553
Guess?, Inc. (e)	8,268,100	278,470
Gulliver International Co. Ltd. (e)	7,550,000	47,192
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Halfords Group PLC	1,250,000	$ 7,011
IA Group Corp. (e)	875,000	5,988
John David Group PLC	556,819	7,784
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	111,854
Jumbo SA (e)	11,200,100	119,200
K's Denki Corp. (d)	2,850,000	97,222
Ku Holdings Co. Ltd.	153,300	1,292
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	18,786
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	10,319
Leon's Furniture Ltd.	350,000	4,260
Lewis Group Ltd.	200,000	1,180
Macintosh Retail Group NV	200,000	2,235
MarineMax, Inc. (a)	799,600	9,299
Mr. Bricolage SA (a)(e)	1,011,835	12,721
Nafco Co. Ltd. (e)	2,275,100	43,174
Nishimatsuya Chain Co. Ltd. (e)	5,400,000	47,542
Office Depot, Inc. (a)(d)	2,300,000	9,959
Pal Co. Ltd. (e)	1,600,000	44,710
Pier 1 Imports, Inc.	400,000	9,400
Point, Inc.	635,150	31,852
RIGHT ON Co. Ltd.	400,000	4,040
RONA, Inc.	150,000	1,672
Ross Stores, Inc.	10,000,000	674,700
Second Chance Properties Ltd.	5,742,000	1,988
Second Chance Properties Ltd. warrants 7/24/17 (a)	10,000,000	433
Select Comfort Corp. (a)	950,000	21,708
Sonic Automotive, Inc. Class A (sub. vtg.)	1,074,200	23,783
Staples, Inc.	25,800,000	439,116
The Buckle, Inc. (d)	850,000	47,583
The Men's Wearhouse, Inc.	200,000	7,986
The Stanley Gibbons Group PLC	1,250,000	5,410
USS Co. Ltd. (e)	1,681,560	201,114
WH Smith PLC (d)	850,000	10,066
Williams-Sonoma, Inc.	200,000	11,772
Workman Co. Ltd. (e)	1,471,700	57,720
		5,248,627
Textiles, Apparel & Luxury Goods - 2.4%
Adolfo Dominguez SA (a)	350,000	1,932
Bijou Brigitte Modische Accessoires AG	45,000	3,950
Deckers Outdoor Corp. (a)(d)	1,100,000	60,313
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Delta Apparel, Inc. (a)	266,851	$ 4,283
F&F Co. Ltd. (e)	825,000	4,912
Fossil Group, Inc. (a)	2,350,000	258,265
Geox SpA (d)	3,250,000	8,474
Gildan Activewear, Inc. (e)	7,750,000	345,886
Hampshire Group Ltd. (a)(e)	920,000	4,140
Handsome Co. Ltd. (e)	2,436,150	60,161
JLM Couture, Inc. (a)(e)	197,100	449
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	19,096
Steven Madden Ltd. (a)	390,000	20,054
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,643
Texwinca Holdings Ltd.	56,000,000	54,515
Tungtex Holdings Co. Ltd. (e)	26,400,000	2,553
Van de Velde	75,000	3,556
Vera Bradley, Inc. (a)(d)	1,600,000	38,784
Victory City International Holdings Ltd.	63,079,356	9,923
Youngone Corp.	650,000	20,130
Youngone Holdings Co. Ltd. (e)	929,000	53,738
Yue Yuen Industrial (Holdings) Ltd.	12,433,000	34,226
		1,017,983
TOTAL CONSUMER DISCRETIONARY		11,169,663
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
Baron de Ley SA (a)	175,000	12,921
C&C Group PLC	1,111,938	6,139
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,000,000	312,540
Crimson Wine Group Ltd. (a)	250,000	2,250
Monster Beverage Corp. (a)	2,700,000	164,673
Muhak Co. Ltd. (e)	2,613,646	44,193
National Beverage Corp.	100,000	1,778
		544,494
Food & Staples Retailing - 5.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,538
Aoki Super Co. Ltd.	100,000	867
Belc Co. Ltd. (e)	2,086,000	36,624
Cosmos Pharmaceutical Corp. (e)	1,850,000	196,696
Create SD Holdings Co. Ltd. (e)	2,227,000	81,087
Daikokutenbussan Co. Ltd.	669,500	19,659
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Dong Suh Companies, Inc.	2,700,000	$ 69,080
Fyffes PLC (Ireland) (e)	29,000,000	26,042
Genky Stores, Inc. (d)(e)	240,000	5,111
Greggs PLC	2,662,209	17,528
Halows Co. Ltd. (e)	1,474,400	12,649
Kroger Co.	550,000	21,599
Kusuri No Aoki Co. Ltd. (d)	275,000	20,841
Majestic Wine PLC	325,000	2,512
MARR SpA	200,000	2,607
Marukyu Co. Ltd.	200,200	1,985
Maxvalu Nishinihon Co. Ltd.	25,000	332
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	783,669
Safeway, Inc. (d)(e)	13,000,000	335,270
San-A Co. Ltd.	375,000	18,193
Shoppers Drug Mart Corp.	5,000,000	297,585
Sligro Food Group NV (d)	1,900,000	68,677
Sundrug Co. Ltd.	2,460,000	105,902
Tesco PLC	11,000,000	61,463
Total Produce PLC	10,000,000	9,259
Walgreen Co.	680,000	34,170
Welcia Holdings Co. Ltd.	340,987	18,319
Yaoko Co. Ltd.	936,400	35,052
		2,284,316
Food Products - 1.5%
Archer Daniels Midland Co.	500,000	18,235
Aryzta AG	1,850,000	114,444
Cranswick PLC	600,000	10,497
Darling International, Inc. (a)	600,000	12,180
Dean Foods Co. (a)	4,250,000	46,325
Dutch Lady Milk Industries Bhd	100,000	1,419
Food Empire Holdings Ltd. (e)	52,500,000	27,265
Fresh Del Monte Produce, Inc. (e)	6,300,000	176,967
Hilton Food Group PLC	812,773	5,032
Nam Yang Dairy Products	11,000	8,605
Pacific Andes International Holdings Ltd.	82,489,308	3,350
Pacific Andes Resources Development Ltd.	129,316,774	13,025
Patties Food Ltd.	200,000	244
President Rice Products PCL	1,250,000	1,786
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	6,628
Samyang Genex Co. Ltd.	93,060	7,263
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Samyang Holdings Corp.	44,250	$ 3,371
Seaboard Corp.	47,600	134,232
Select Harvests Ltd. (e)	5,407,414	17,886
Sunjin Co. Ltd. (e)	813,630	12,780
Synear Food Holdings Ltd. (a)	39,000,000	5,616
United Food Holdings Ltd. (a)	22,400,000	952
		628,102
Household Products - 0.0%
Mcbride PLC	300,000	590
Personal Products - 0.3%
Atrium Innovations, Inc. (a)	1,425,000	20,478
Avon Products, Inc.	700,000	16,002
Coty, Inc. Class A (a)	1,750,000	30,083
Nutraceutical International Corp. (e)	1,143,504	25,409
Sarantis SA (a)(e)	2,349,000	15,937
USANA Health Sciences, Inc. (a)	400,000	33,048
		140,957
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	561
TOTAL CONSUMER STAPLES		3,599,020
ENERGY - 4.8%
Energy Equipment & Services - 2.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	22,786
Boustead Singapore Ltd.	500,000	551
Cal Dive International, Inc. (a)(d)(e)	6,624,500	12,984
Cathedral Energy Services Ltd.	1,601,600	7,438
Divestco, Inc. (a)(e)	3,586,000	576
Farstad Shipping ASA (e)	3,200,000	69,780
Forum Energy Technologies, Inc. (a)	400,000	11,552
Fugro NV (Certificaten Van Aandelen) (d)	1,600,027	97,490
Helix Energy Solutions Group, Inc. (a)	50,000	1,269
Key Energy Services, Inc. (a)	1,000,000	6,340
Oil States International, Inc. (a)	2,000,000	194,460
Patterson-UTI Energy, Inc.	710,400	14,045
Precision Drilling Corp.	5,400,000	55,046
ProSafe ASA	7,900,000	79,432
Rowan Companies PLC (a)	686,700	23,588
Shinko Plantech Co. Ltd.	1,270,000	9,949
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Solstad Offshore ASA	1,150,000	$ 18,735
Total Energy Services, Inc. (e)	2,500,000	37,070
Unit Corp. (a)(e)	4,069,174	183,438
		846,529
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	158,951	10,629
AOC Holdings, Inc. (e)	6,050,000	19,711
Beach Energy Ltd.	15,182,924	18,287
ENI SpA	20,000,000	441,743
Fuji Kosan Co. Ltd.	54,200	315
Great Eastern Shipping Co. Ltd.	4,360,000	15,791
Hankook Shell Oil Co. Ltd. (e)	68,000	23,328
HollyFrontier Corp.	559,056	25,465
Marathon Oil Corp.	4,978,800	181,029
Michang Oil Industrial Co. Ltd. (e)	173,900	12,427
Newfield Exploration Co. (a)	1,000,000	24,600
Peabody Energy Corp.	2,600,000	43,056
Petrominerales Ltd.	100,000	544
Stone Energy Corp. (a)	1,148,900	27,987
Swift Energy Co. (a)(d)(e)	3,950,000	50,323
Tesoro Corp.	2,000,000	113,700
The Williams Companies, Inc.	310,300	10,603
Tsakos Energy Navigation Ltd.	200,000	1,026
Uehara Sei Shoji Co. Ltd.	975,000	3,834
Ultra Petroleum Corp. (a)(d)	400,000	8,660
W&T Offshore, Inc. (e)	4,950,000	80,636
World Fuel Services Corp.	2,280,022	88,328
WPX Energy, Inc. (a)	1,253,700	24,084
		1,226,106
TOTAL ENERGY		2,072,635
FINANCIALS - 10.6%
Capital Markets - 0.2%
AllianceBernstein Holding LP	640,000	14,208
American Capital Ltd. (a)	800,000	10,928
Federated Investors, Inc. Class B (non-vtg.) (d)	585,000	16,983
GFI Group, Inc.	6,000,000	24,000
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	390,000	$ 27,171
Tullett Prebon PLC	1,650,000	8,356
		101,646
Commercial Banks - 1.5%
Bank of Ireland (a)	484,033,942	109,112
Bank of the Ozarks, Inc.	25,000	1,195
BBCN Bancorp, Inc.	2,500,000	36,525
Camden National Corp.	41,968	1,633
Cathay General Bancorp (e)	4,125,000	98,010
Codorus Valley Bancorp, Inc.	200,000	3,624
Customers Bancorp, Inc. (a)	250,000	4,188
Dimeco, Inc.	29,140	1,236
Eagle Bancorp, Inc., Maryland	550,000	14,449
East West Bancorp, Inc.	4,208,529	129,749
First Bancorp, Puerto Rico (a)(d)	9,428,572	70,997
North Valley Bancorp (a)(e)	434,849	7,566
Northrim Bancorp, Inc. (e)	500,000	12,760
Norwood Financial Corp.	42,232	1,229
OFG Bancorp (e)	2,504,542	46,259
Pacific Premier Bancorp, Inc. (a)(e)	950,000	12,379
Popular, Inc. (a)	1,800,000	59,220
SpareBank 1 SR-Bank ASA (primary capital certificate) (a)	1,250,000	10,564
Sparebanken More:
rights 8/15/13 (a)	9,920	15
(primary capital certificate)	80,000	2,634
Sterling Financial Corp.	600,000	15,918
		639,262
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	11,000,000	10,255
Albemarle & Bond Holdings PLC	2,771,376	5,818
EZCORP, Inc. (non-vtg.) Class A (a)	477,903	8,640
Green Dot Corp. Class A (a)(d)	3,000,000	69,840
Nicholas Financial, Inc.	236,175	3,677
		98,230
Diversified Financial Services - 0.3%
ING U.S., Inc. (d)	3,200,000	99,584
Newship Ltd. (a)	2,500	951
NICE Holdings Co. Ltd.	800,000	7,938
NICE Information Service Co. Ltd.	2,650,000	6,815
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Ricoh Leasing Co. Ltd.	225,000	$ 6,191
The NASDAQ Stock Market, Inc.	400,000	12,960
		134,439
Insurance - 7.6%
Admiral Group PLC	550,000	11,739
AEGON NV	46,000,000	354,447
AFLAC, Inc.	360,000	22,205
Amlin PLC	2,050,000	12,540
APRIL (e)	2,510,827	51,140
Assurant, Inc. (e)	5,250,000	284,340
Axis Capital Holdings Ltd. (e)	7,940,200	345,875
CNO Financial Group, Inc.	1,200,000	17,136
Endurance Specialty Holdings Ltd. (e)	2,600,000	136,838
FBD Holdings PLC	175,000	3,748
Genworth Financial, Inc. Class A (a)	20,000,000	259,800
Hartford Financial Services Group, Inc.	8,000,000	246,880
HCC Insurance Holdings, Inc.	550,000	24,492
Lincoln National Corp.	8,350,000	347,945
Meadowbrook Insurance Group, Inc.	1,600,000	12,144
MetLife, Inc.	900,000	43,578
National Interstate Corp.	951,107	25,918
National Western Life Insurance Co. Class A	148,870	31,851
Primerica, Inc.	600,000	24,624
Progressive Corp.	600,000	15,606
Protective Life Corp.	2,343,705	101,553
RenaissanceRe Holdings Ltd. (e)	3,100,000	269,607
Torchmark Corp.	567,000	40,302
Unum Group (e)	16,200,000	512,568
Validus Holdings Ltd.	1,900,000	67,317
		3,264,193
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. (d)	800,000	11,560
Aviv REIT, Inc.	600,000	14,940
Cedar Shopping Centers, Inc.	2,000,000	11,080
Nieuwe Steen Investments NV (d)	90,000	640
Tanger Factory Outlet Centers, Inc.	350,000	11,351
		49,571
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	75,000	444
Devine Ltd.	2,125,000	1,461
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Relo Holdings Corp. (e)	1,405,700	$ 68,914
Tejon Ranch Co. (a)	150,000	5,069
		75,888
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	400,000	21,700
Genworth MI Canada, Inc. (e)	5,650,000	157,381
New Hampshire Thrift Bancshare	75,000	1,048
Provident New York Bancorp (d)	1,200,000	13,020
		193,149
TOTAL FINANCIALS		4,556,378
HEALTH CARE - 9.2%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	324,870
Apex Biotechnology Corp.	250,000	608
		325,478
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	7,534
Atrion Corp.	10,000	2,412
Audika SA (a)	301,500	3,209
CareFusion Corp. (a)	400,000	15,428
DiaSorin S.p.A. (d)	5,000	211
Exactech, Inc. (a)	50,000	1,080
Hoshiiryou Sanki Co. Ltd. (e)	309,400	7,963
Huvitz Co. Ltd. (e)	970,000	16,703
Invacare Corp.	900,000	14,049
Medical Action Industries, Inc. (a)(e)	1,300,000	11,947
Microlife Corp.	2,000,000	5,454
Nakanishi, Inc.	260,000	35,876
Prim SA (e)	1,734,000	12,803
ResMed, Inc. (d)	350,000	16,678
Smith & Nephew PLC	100,000	1,191
Span-America Medical System, Inc. (e)	288,000	6,045
St. Jude Medical, Inc.	2,500,000	130,975
St. Shine Optical Co. Ltd.	300,000	8,391
Techno Medica Co. Ltd.	75	467
Theragenics Corp. (a)(e)	3,087,717	6,299
Top Glove Corp. Bhd	1,000,000	1,814
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Utah Medical Products, Inc. (e)	435,000	$ 24,282
Zimmer Holdings, Inc.	2,000,000	166,960
		497,771
Health Care Providers & Services - 6.1%
A/S One Corp.	160,000	3,739
Aetna, Inc.	5,150,000	330,476
Almost Family, Inc. (e)	936,814	17,921
Amedisys, Inc. (a)	1,462,500	18,296
Centene Corp. (a)	250,000	13,868
Diversicare Healthcare Services, Inc. (e)	351,269	1,844
DVx, Inc. (e)	421,200	7,872
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	7,718
Hanger, Inc. (a)	400,000	14,768
LHC Group, Inc. (a)(e)	1,895,000	43,471
LifePoint Hospitals, Inc. (a)	384,986	18,926
Medica Sur SA de CV	325,500	854
MEDNAX, Inc. (a)	100,000	9,742
National Healthcare Corp.	6,700	322
Patterson Companies, Inc.	400,000	16,356
Pelion SA (e)	650,000	16,625
The Ensign Group, Inc.	555,000	21,223
Triple-S Management Corp. (a)(e)	2,479,834	53,961
Tsukui Corp. (d)	1,200,000	11,999
U.S. Physical Therapy, Inc.	500,000	14,310
United Drug PLC (United Kingdom)	10,533,719	56,246
UnitedHealth Group, Inc.	22,700,000	1,653,690
Universal American Spin Corp.	1,149,990	12,466
Wellcare Health Plans, Inc. (a)	825,000	50,350
WellPoint, Inc.	2,250,000	192,510
WIN-Partners Co. Ltd. (e)	1,250,000	11,465
		2,601,018
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	629
ND Software Co. Ltd. (d)	200,000	2,357
Quality Systems, Inc.	500,000	11,435
		14,421
Pharmaceuticals - 1.1%
AbbVie, Inc.	250,000	11,370
Daewon Pharmaceutical Co. Ltd. (e)	1,500,000	17,353
Daewoong Co. Ltd.	80,970	2,140
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	$ 343
DongKook Pharmaceutical Co. Ltd. (e)	490,278	17,758
Endo Health Solutions, Inc. (a)	4,800,000	184,608
Fuji Pharma Co. Ltd.	25,000	475
Hi-Tech Pharmacal Co., Inc.	160,000	5,750
Ildong Pharmaceutical Co. Ltd. (e)	2,506,600	22,641
Jeil Pharmaceutical Co. (e)	1,484,800	17,904
Kaken Pharmaceutical Co. Ltd.	100,000	1,552
Kwang Dong Pharmaceutical Co. Ltd.	2,600,000	19,667
Mylan, Inc. (a)	450,000	15,102
Questcor Pharmaceuticals, Inc.	100,000	6,682
Recordati SpA	6,000,000	70,681
Tsumura & Co.	120,000	3,424
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	20,856
Zoetis, Inc. Class A	2,350,000	70,054
		488,360
TOTAL HEALTH CARE		3,927,048
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	300,000	9,777
Magellan Aerospace Corp. (a)	615,000	2,455
Moog, Inc. Class A (a)	507,465	28,540
		40,772
Air Freight & Logistics - 0.2%
Air T, Inc. (e)	244,600	2,571
Hub Group, Inc. Class A (a)	316,008	12,087
Kintetsu World Express, Inc.	375,000	14,209
Pacer International, Inc. (a)(e)	1,790,000	11,080
Sinwa Ltd. (e)	23,000,000	4,072
UTI Worldwide, Inc.	658,335	10,863
Yusen Logistics Co. Ltd. (e)	4,221,500	38,115
		92,997
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,000,000	13,730
SkyWest, Inc.	1,939,663	29,328
		43,058
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Insteel Industries, Inc.	449,220	$ 7,547
Kingspan Group PLC (Ireland)	1,000,000	14,068
Kondotec, Inc. (e)	1,625,000	9,709
		31,324
Commercial Services & Supplies - 1.8%
Aeon Delight Co. Ltd.	475,000	8,679
AJIS Co. Ltd. (e)	538,500	7,441
Asia File Corp. Bhd	1,759,100	1,896
Avery Dennison Corp. (e)	6,350,000	284,036
CECO Environmental Corp. (d)	527,833	7,052
Fursys, Inc. (e)	875,140	22,429
Industrial Services of America, Inc. (a)(d)	84,200	212
Iron Mountain, Inc.	300,100	8,343
Knoll, Inc. (e)	4,500,000	74,340
Mears Group PLC	2,500,000	15,289
Mitie Group PLC (e)	23,825,000	98,221
Moshi Moshi Hotline, Inc.	630,000	7,863
Multi-Color Corp.	529,611	18,330
NICE e-Banking Services (e)	2,599,700	4,720
Prestige International, Inc.	405,000	5,576
RPS Group PLC	2,341,256	8,046
Teems, Inc. (e)	130,000	1,330
Tetra Tech, Inc. (a)	1,069,800	25,247
United Stationers, Inc. (e)	2,431,544	100,642
VICOM Ltd.	3,246,000	12,107
Waste Management, Inc.	311,500	13,092
West Corp.	1,425,000	31,293
		756,184
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)(e)	7,554,800	256,108
Arcadis NV	1,275,000	33,076
Astaldi SpA	1,550,000	11,094
Badger Daylighting Ltd.	320,000	15,288
Daiichi Kensetsu Corp. (e)	2,026,600	23,493
EPCO Co. Ltd.	150,000	2,134
Foster Wheeler AG (a)	419,500	8,994
Geumhwa PSC Co. Ltd.	103,504	2,975
Heijmans NV (Certificaten Van Aandelen)	10,000	106
Imtech NV (a)(d)	3,694,300	8,969
Jacobs Engineering Group, Inc. (a)	733,100	43,400
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Kier Group PLC	1,116,231	$ 25,199
Koninklijke BAM Groep NV	1,250,000	7,151
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	6,517
Meisei Industrial Co. Ltd.	1,275,000	5,196
Mirait Holdings Corp.	2,000,000	18,548
Nippon Rietec Co. Ltd.	239,000	1,655
Sanyo Engineering & Construction, Inc.	650,000	2,921
Severfield-Rowen PLC	3,333,333	2,852
Shinnihon Corp.	1,800,000	5,368
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,882
ShoLodge, Inc. (a)(e)	500,627	5
Sterling Construction Co., Inc. (a)(e)	1,630,000	16,007
Tutor Perini Corp. (a)	1,900,000	37,582
United Integration Services Co. Ltd.	6,000,000	5,841
URS Corp.	416,772	19,380
Vianini Lavori SpA	675,000	3,053
		565,794
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	1,182,000	3,549
Aros Quality Group AB	875,000	7,920
AZZ, Inc. (e)	1,500,000	56,745
Babcock & Wilcox Co.	459,282	14,026
Chiyoda Integre Co. Ltd.	525,500	7,460
Deswell Industries, Inc.	177,455	463
Dynapack International Technology Corp.	2,200,000	6,227
EnerSys	300,000	15,876
FW Thorpe PLC	504,300	8,416
GrafTech International Ltd. (a)	100,000	752
Graphite India Ltd.	2,200,000	2,241
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,000,000	16,523
Jinpan International Ltd.	382,640	2,143
Korea Electric Terminal Co. Ltd. (e)	700,000	23,173
PK Cables OY	250,000	6,918
Servotronics, Inc.	86,600	674
Universal Security Instruments, Inc. (a)(e)	241,255	1,288
		174,394
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom) (e)	8,310,000	336,898
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Harim Holdings Co. Ltd. (a)	1,000,000	$ 1,873
Reunert Ltd.	1,425,000	9,676
		348,447
Machinery - 1.6%
Aalberts Industries NV (e)	9,500,000	239,370
Actuant Corp. Class A	500,000	17,655
ASL Marine Holdings Ltd.	17,574,000	8,850
CKD Corp. (e)	4,000,000	30,600
Foremost Income Fund (e)	2,141,103	17,094
Gencor Industries, Inc. (a)	391,000	3,011
Harsco Corp.	461,372	11,885
Hurco Companies, Inc. (e)	633,500	18,055
Hwacheon Machine Tool Co. Ltd. (e)	219,900	9,980
Hyster-Yale Materials Handling:
Class A	310,000	20,153
Class B	310,000	20,153
Ihara Science Corp. (e)	1,021,500	6,322
Jaya Holdings Ltd. (e)	74,670,000	34,078
Kyowakogyosyo Co. Ltd.	193,000	1,597
Metka SA	601,750	8,886
Mirle Automation Corp.	3,708,000	2,744
Nadex Co. Ltd. (e)	852,000	4,577
Nitta Corp.	75,000	1,465
Oshkosh Truck Corp. (a)	2,800,000	125,496
S&T Holdings Co. Ltd. (e)	767,440	12,259
Semperit AG Holding	574,137	21,375
SIMPAC, Inc.	583,000	3,710
Takamatsu Machinery Co. Ltd.	220,300	1,170
Takeuchi Manufacturing Co. Ltd. (d)	200,000	3,820
Techno Smart Corp. (e)	1,082,000	3,790
Terex Corp. (a)	641,500	18,911
Tocalo Co. Ltd.	745,000	9,854
Trifast PLC	850,000	711
TriMas Corp. (a)	400,000	14,812
Trinity Industrial Corp.	665,000	2,377
Young Poong Precision Corp. (e)	938,011	8,640
		683,400
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
DryShips, Inc. (a)	2,552,500	$ 4,901
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,056
		9,957
Professional Services - 0.6%
Akka Technologies SA	740,022	22,673
Boardroom Ltd.	3,000,000	1,322
CBIZ, Inc. (a)	1,341,900	9,742
Clarius Group Ltd. (a)	4,245,812	744
CRA International, Inc. (a)(e)	910,000	17,417
en-japan, Inc.	305	542
FTI Consulting, Inc. (a)	364,100	13,566
Hyder Consulting PLC	650,000	4,657
Manpower, Inc.	127,500	8,526
SmartPros Ltd.	125,000	215
Sporton International, Inc. (e)	7,973,340	24,296
Stantec, Inc. (e)	2,375,000	109,836
Synergie SA	225,000	2,844
VSE Corp. (e)	530,940	22,979
		239,359
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	18,309
Con-way, Inc.	285,500	11,834
CSX Corp.	474,600	11,775
Hamakyorex Co. Ltd. (e)	750,000	24,704
Hutech Norin Co. Ltd. (e)	1,043,700	10,713
Quality Distribution, Inc. (a)	1,178,608	12,446
Roadrunner Transportation Systems, Inc. (a)	600,000	18,138
Sakai Moving Service Co. Ltd. (e)	778,000	20,739
Trancom Co. Ltd. (e)	1,032,400	30,273
Universal Truckload Services, Inc.	205,802	5,674
Vitran Corp., Inc. (a)	683,894	3,341
		167,946
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	19,983
Goodfellow, Inc. (e)	857,000	7,368
Grafton Group PLC unit	3,750,000	30,581
Hanwa Co. Ltd.	650,000	2,682
Houston Wire & Cable Co. (e)	1,264,600	18,754
KS Energy Services Ltd. (a)	16,000,000	5,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mitani Shoji Co. Ltd.	201,000	$ 3,465
Otec Corp.	150,000	1,057
Parker Corp. (e)	2,623,000	5,894
Richelieu Hardware Ltd. (d)	350,000	14,738
Senshu Electric Co. Ltd. (e)	1,080,000	12,718
Strongco Corp. (a)(e)	1,025,288	3,993
Tanaka Co. Ltd.	44,000	247
TECHNO ASSOCIE Co. Ltd.	235,000	2,640
Totech Corp.	398,600	2,544
		132,518
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,550,000	9,483
Meiko Transportation Co. Ltd.	998,000	11,467
		20,950
TOTAL INDUSTRIALS		3,307,100
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.7%
Aastra Technologies Ltd. (e)	1,030,400	25,843
ADTRAN, Inc.	231,800	6,126
Bel Fuse, Inc. Class A	289,278	4,238
Black Box Corp. (e)	1,800,840	48,731
Brocade Communications Systems, Inc. (a)	741,800	4,940
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,143
ClearOne, Inc. (a)	270,600	2,116
Comtech Telecommunications Corp.	500,000	13,540
Finisar Corp. (a)	340,500	6,582
Juniper Networks, Inc. (a)	648,700	14,057
Nera Telecommunications Ltd.	1,293,000	748
NETGEAR, Inc. (a)(e)	2,310,000	68,861
Optical Cable Corp.	70,000	301
Parrot SA (a)	150,000	4,033
Polycom, Inc. (a)	925,000	8,843
Tessco Technologies, Inc. (e)	525,000	16,821
TKH Group NV unit (e)	3,000,000	82,535
		309,458
Computers & Peripherals - 4.0%
Compal Electronics, Inc.	153,500,000	106,444
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc.	5,500,000	$ 69,685
EMC Corp.	702,400	18,368
Hewlett-Packard Co.	700,000	17,976
Lexmark International, Inc. Class A (d)	2,300,000	86,227
Logitech International SA (Reg.) (d)	4,400,000	31,332
Pinnacle Technology Holdings Ltd.	8,200,000	21,154
Quantum Corp. (a)	6,619,000	10,590
Rimage Corp. (e)	966,192	8,715
Seagate Technology (e)	30,000,000	1,227,300
Super Micro Computer, Inc. (a)(e)	3,266,500	37,859
TPV Technology Ltd.	63,000,000	12,428
Western Digital Corp.	650,000	41,847
Xyratex Ltd.	750,000	8,085
		1,698,010
Electronic Equipment & Components - 2.9%
A&D Co. Ltd.	950,000	6,346
Arrow Electronics, Inc. (a)	260,500	11,892
Beijer Electronics AB	125,000	1,237
CDW Corp. (a)	700,000	15,050
Corning, Inc.	1,450,000	22,026
Delta Electronics PCL (For. Reg.)	22,500,000	32,148
DigiTech Systems Co., Ltd. (a)	500,000	3,573
Dolby Laboratories, Inc. Class A (d)	425,000	13,978
Elec & Eltek International Co. Ltd.	1,800,000	3,888
Elematec Corp.	781,100	9,892
Excel Co. Ltd. (e)	909,800	10,640
Fabrinet (a)	470,700	6,971
FLIR Systems, Inc.	700,000	22,729
Hana Microelectronics Co. (For. Reg.)	17,000,000	11,019
Hi-P International Ltd.	20,002,000	13,063
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,600,000	330,964
Huan Hsin Holdings Ltd. (a)	7,200,000	249
IDIS Holdings Co. Ltd. (e)	691,242	9,104
Image Sensing Systems, Inc. (a)(e)	365,685	2,611
Insight Enterprises, Inc. (a)	1,700,127	36,366
Intelligent Digital Integrated Security Co. Ltd. (e)	937,210	18,391
INTOPS Co. Ltd. (e)	859,900	18,060
Isra Vision AG (d)(e)	438,100	20,515
Jabil Circuit, Inc.	524,700	12,063
Kingboard Chemical Holdings Ltd. (e)	74,500,000	163,878
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Kingboard Laminates Holdings Ltd.	9,000,000	$ 3,597
KITAGAWA INDUSTRIES Co. Ltd.	100,000	1,083
Lumax International Corp. Ltd.	200,000	438
Mesa Laboratories, Inc. (e)	317,500	20,720
Multi-Fineline Electronix, Inc. (a)(e)	1,634,100	24,708
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	6,845
Nippo Ltd. (e)	833,000	4,679
Orbotech Ltd. (a)(e)	2,370,950	29,234
Posiflex Technologies, Inc.	1,750,000	5,834
Rofin-Sinar Technologies, Inc. (a)	350,000	8,089
ScanSource, Inc. (a)(e)	2,000,000	71,220
SED International Holdings, Inc. (a)(e)	465,000	893
Shibaura Electronics Co. Ltd. (e)	777,800	9,255
Sigmatron International, Inc. (a)(e)	381,880	1,596
Store Electronic Systems SA (a)	21,950	342
SYNNEX Corp. (a)(e)	3,505,000	173,568
Taitron Components, Inc. Class A (sub. vtg.) (a)	300,000	315
Tomen Devices Corp. (e)	680,100	11,635
Tomen Electronics Corp. (e)	1,492,400	17,087
Tripod Technology Corp.	300,000	625
Venture Corp. Ltd.	5,000,000	28,800
VST Holdings Ltd. (e)	127,003,200	21,288
Wireless Telecom Group, Inc. (a)(e)	1,300,000	1,989
XAC Automation Corp. (e)	9,430,000	11,491
		1,251,984
Internet Software & Services - 0.2%
Bankrate, Inc. (a)	349,600	6,268
DeNA Co. Ltd. (d)	500,000	9,504
Gabia, Inc.	650,000	3,523
Gurunavi, Inc. (d)	400,000	4,314
Meetic (a)(e)	1,665,000	27,555
Melbourne IT Ltd. (e)	8,185,000	13,978
Monster Worldwide, Inc. (a)	500,000	2,860
NetGem SA	1,000,000	3,592
Rentabiliweb Group SA (a)	110,000	765
SBS Contents Hub Co. Ltd.	114,509	1,442
Softbank Technology Corp.	375,000	6,051
Stamps.com, Inc. (a)	158,798	6,330
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
UANGEL Corp. (e)	750,000	$ 3,938
ValueClick, Inc. (a)	700,000	17,108
		107,228
IT Services - 3.7%
ALTEN	885,000	32,966
Amdocs Ltd. (e)	8,528,300	328,084
Argo Graphics, Inc.	526,500	9,324
ATOSS Software AG	20,000	729
Calian Technologies Ltd. (e)	778,500	13,833
CGI Group, Inc. Class A (sub. vtg.) (a)	550,000	19,010
Computer Sciences Corp.	4,750,000	226,385
Computer Services, Inc.	250,000	7,713
CSE Global Ltd. (e)	47,361,000	30,745
CSG Systems International, Inc.	200,000	4,736
Data#3 Ltd.	1,400,000	1,504
eClerx	400,000	4,779
EOH Holdings Ltd. (e)	8,322,000	49,769
EPAM Systems, Inc. (a)	100,000	2,895
EVERTEC, Inc.	600,000	14,340
Genpact Ltd.	600,000	12,234
Groupe Steria SCA	76,441	1,078
Heartland Payment Systems, Inc. (d)(e)	2,000,017	74,621
HIQ International AB	900,000	4,736
Indra Sistemas (d)(e)	16,413,000	222,717
Know IT AB (e)	1,727,000	13,221
Luxoft Holding, Inc.	125,000	2,746
ManTech International Corp. Class A	1,700,000	50,218
Mastek Ltd. (e)	2,025,000	3,637
Matsushita Electric Works Information Systems Co. Ltd.	512,600	12,397
NCI, Inc. Class A (a)(e)	888,530	4,025
NeuStar, Inc. Class A (a)	357,447	20,046
Rolta India Ltd. (a)	2,699,942	2,496
SAIC, Inc. (d)	4,700,000	71,863
Sapient Corp. (a)	923,600	12,663
Societe Pour L'Informatique Industrielle SA (e)	1,707,998	12,384
Softcreate Co. Ltd.	331,500	2,380
The Western Union Co.	14,800,000	265,808
Total System Services, Inc.	1,000,000	27,410
Vantiv, Inc. (a)	600,000	15,654
		1,579,146
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.	10,100,000	$ 97,970
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,550,000	19,508
Axell Corp. (e)	925,000	17,837
Entegris, Inc. (a)	340,771	3,248
Lasertec Corp.	700,000	7,764
Leeno Industrial, Inc.	237,500	4,734
Melexis NV (e)	3,350,000	78,571
Miraial Co. Ltd.	216,900	3,345
Nextchip Co. Ltd. (e)	1,070,110	4,400
Omnivision Technologies, Inc. (a)	1,750,000	28,455
Powertech Technology, Inc.	9,460,000	18,135
Skyworks Solutions, Inc. (a)	481,200	11,558
Telechips, Inc. (e)	1,058,800	4,589
Trio-Tech International (a)(e)	322,543	1,164
UKC Holdings Corp. (e)	1,570,000	25,977
Varitronix International Ltd.	10,000,000	6,189
Y. A. C. Co., Ltd.	300,000	1,624
		237,098
Software - 5.0%
AdaptIT Holdings Ltd.	4,500,000	1,232
ANSYS, Inc. (a)(e)	5,000,000	399,200
Autodesk, Inc. (a)	197,600	6,993
Axway Software SA	15,000	347
Cybernet Systems Co. Ltd. (e)	20,500	6,574
Ebix, Inc. (d)(e)	2,650,000	30,740
Exact Holdings NV	750,000	17,650
Geodesic Ltd. (e)	4,873,000	304
ICT Automatisering NV (a)(e)	874,000	4,418
IGE + XAO SA	40,000	2,435
Infomedia Ltd. (e)	16,000,000	8,198
init innovation in traffic systems AG	10,000	300
Jorudan Co. Ltd. (e)	525,000	2,804
KSK Co., Ltd. (e)	641,300	3,995
MICROS Systems, Inc. (a)	25,000	1,218
Microsoft Corp.	32,187,700	1,024,534
Net 1 UEPS Technologies, Inc. (a)	725,000	5,256
NIIT Technologies Ltd.	1,840,000	7,263
NSD Co. Ltd.	50,000	552
Nucleus Software Exports Ltd. (a)	1,450,000	1,612
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	13,822,000	$ 447,142
Parametric Technology Corp. (a)	277,800	7,523
Pro-Ship, Inc.	152,200	2,944
Software AG (Bearer)	3,250,000	98,882
SWORD Group (e)	600,000	9,786
Synopsys, Inc. (a)	350,000	12,964
Vasco Data Security International, Inc. (a)(e)	3,150,000	25,925
Vitec Software Group AB	45,000	547
Zensar Technologies Ltd. (a)	720,000	2,621
		2,133,959
TOTAL INFORMATION TECHNOLOGY		7,414,853
MATERIALS - 3.0%
Chemicals - 2.1%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	2,707
C. Uyemura & Co. Ltd. (e)	653,800	30,116
Cabot Corp.	75,313	3,089
Chase Corp. (e)	904,986	25,113
Core Molding Technologies, Inc. (a)	351,000	3,240
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	10,529
Deepak Nitrite Ltd. (e)	625,000	2,686
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,492
FMC Corp.	3,600,000	238,176
Fujikura Kasei Co., Ltd. (e)	3,271,600	15,404
Fuso Chemical Co. Ltd.	34,100	888
Gujarat Narmada Valley Fertilizers Co.	6,704,686	8,131
Gujarat State Fertilizers & Chemicals Ltd. (e)	24,000,000	21,553
Honshu Chemical Industry Co. Ltd. (e)	900,000	5,819
Innospec, Inc.	1,140,000	48,929
KPC Holdings Corp.	43,478	1,923
KPX Chemical Co. Ltd.	163,083	10,638
KPX Green Chemical Co. Ltd.	63,000	256
Kraton Performance Polymers, Inc. (a)	1,025,000	20,808
Mexichem S.A.B. de CV	2,194,537	10,269
Miwon Chemicals Co. Ltd. (a)	55,095	1,576
Miwon Commercial Co. Ltd.	13,819	2,453
Muto Seiko Co. Ltd.	139,000	995
Nano Chem Tech, Inc. (a)	25,000	109
Nuplex Industries Ltd.	3,980,000	9,918
OM Group, Inc. (a)(e)	2,954,167	91,195
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp.	750,000	$ 21,683
RPM International, Inc.	400,000	14,096
SK Kaken Co. Ltd.	390,000	22,505
Soda Aromatic Co. Ltd.	111,400	910
Soken Chemical & Engineer Co. Ltd. (e)	805,000	11,223
T&K Toka Co. Ltd. (e)	800,000	17,036
Thai Carbon Black PCL (For. Reg.)	12,213,300	8,774
Thai Rayon PCL (For. Reg.)	3,200,000	3,653
Yara International ASA (d)	4,750,000	213,286
Yip's Chemical Holdings Ltd. (e)	31,002,000	27,782
		915,960
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	4,406
Mitani Sekisan Co. Ltd. (e)	1,783,200	23,057
Titan Cement Co. SA (Reg.) (a)	652,800	11,898
		39,361
Containers & Packaging - 0.4%
Ball Corp.	314,130	14,070
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,469
Kohsoku Corp. (e)	2,097,300	19,836
Sealed Air Corp.	500,000	13,620
Silgan Holdings, Inc.	900,000	43,416
Sonoco Products Co.	383,300	14,753
Starlite Holdings Ltd.	3,000,000	135
The Pack Corp. (e)	1,990,000	33,434
Vidrala SA	110,000	4,065
		148,798
Metals & Mining - 0.3%
Alconix Corp. (e)	635,500	12,209
Blue Earth Refineries, Inc. (a)	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	1,925
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	31,460
Fortescue Metals Group Ltd.	1,490,203	4,902
Hill & Smith Holdings PLC	1,700,600	11,351
Korea Steel Shapes Co. Ltd.	34,000	1,048
Orosur Mining, Inc. (a)	3,100,000	347
Orvana Minerals Corp. (a)	900,000	447
Pacific Metals Co. Ltd.	4,550,000	20,308
Sherritt International Corp.	2,900,000	11,096
SunCoke Energy, Inc. (a)	750,000	11,850
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tohoku Steel Co. Ltd. (e)	755,000	$ 8,482
Tokyo Kohtetsu Co. Ltd.	583,000	2,483
Tokyo Tekko Co. Ltd. (e)	4,600,000	17,336
Webco Industries, Inc. (a)	9,122	1,013
		136,257
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	300,000	16,242
Stella-Jones, Inc. (a)	150,000	14,498
		30,740
TOTAL MATERIALS		1,271,116
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	36,499
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	830,000	5,959
TOTAL TELECOMMUNICATION SERVICES		42,458
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	650,000	19,884
Great Plains Energy, Inc.	422,900	10,230
		30,114
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,800,000	4,449
Keiyo Gas Co. Ltd.	625,000	3,026
KyungDong City Gas Co. Ltd.	153,670	11,583
Otaki Gas Co. Ltd.	853,000	4,748
		23,806
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	11,797
Multi-Utilities - 0.1%
CMS Energy Corp.	863,200	24,161
TOTAL UTILITIES		89,878
TOTAL COMMON STOCKS (Cost $21,129,742)		37,450,149
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,273
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	10,119
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,581)		11,392
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14	$ 37,150	12,677
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
UBS AG London Branch ELN 6/9/14 (f)	98,747	115,354
TOTAL CORPORATE BONDS (Cost $134,952)		128,031
Money Market Funds - 13.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	5,215,743,604	$ 5,215,744
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	526,125,060	526,125
TOTAL MONEY MARKET FUNDS (Cost $5,741,869)		5,741,869
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $27,017,144)		43,331,441
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(469,086)
NET ASSETS - 100%		$ 42,862,355
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,354,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,760
Fidelity Securities Lending Cash Central Fund	17,298
Total	$ 22,058
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 6,098	$ -	$ 5,649	$ 113	$ -
Aalberts Industries NV	151,267	157	1,235	3,684	239,370
Aastra Technologies Ltd.	14,833	2,914	-	441	25,843
Abbey PLC	24,096	-	10,452	222	23,711
Abercrombie & Fitch Co. Class A	219,700	-	26,271	4,745	299,220
Accell Group NV	39,946	-	-	1,983	43,841
Aditya Birla Chemicals India Ltd.	3,039	-	-	-	2,707
AECOM Technology Corp.	137,524	5,632	30,882	-	256,108
Aeropostale, Inc.	161,252	-	-	-	123,720
Air T, Inc.	2,079	-	-	73	2,571
AJIS Co. Ltd.	7,719	-	-	238	7,441
Alconix Corp.	12,057	10	-	415	12,209
Almost Family, Inc.	20,619	-	-	1,874	17,921
Alpha & Omega Semiconductor Ltd.	10,370	9,462	-	-	19,508
Alps Logistics Co. Ltd.	17,279	-	-	657	18,309
Ambassadors Group, Inc.	9,666	-	-	1,204	6,444
Amdocs Ltd.	255,553	-	2,025	4,435	328,084
Amedisys, Inc.	35,558	17,184	35,704	-	-
American Realty Capital Properties, Inc.	-	10,476	-	197	-
AMERIGROUP Corp.	435,918	-	445,162	-	-
ANSYS, Inc.	305,796	-	6,826	-	399,200
AOC Holdings, Inc.	19,777	-	-	357	19,711
APRIL	33,248	3,214	-	893	51,140
Argo Graphics, Inc.	7,024	-	-	259	-
ARK Restaurants Corp.	3,353	-	-	225	4,734
Arrhythmia Research Technology, Inc.	786	-	-	-	629
Arts Optical International Holdings Ltd.	9,418	-	-	285	7,534
Assurant, Inc.	193,724	-	4,734	4,683	284,340
ASTI Corp.	3,713	-	463	148	3,128
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atlantic Tele-Network, Inc.	$ 41,018	$ -	$ 18,227	$ 749	$ -
Avery Dennison Corp.	309,249	-	145,971	9,305	284,036
Axell Corp.	19,811	-	-	968	17,837
Axis Capital Holdings Ltd.	262,880	-	2,711	7,905	345,875
AZZ, Inc.	68,176	-	27,209	899	56,745
Barratt Developments PLC	174,107	-	-	-	416,580
Belc Co. Ltd.	29,659	-	-	827	36,624
Belluna Co. Ltd.	40,722	-	-	833	51,620
Bellway PLC	94,680	-	48,777	2,714	-
Best Buy Co., Inc.	364,613	92,771	25,612	14,873	717,045
Big 5 Sporting Goods Corp.	16,580	-	43,483	665	-
Black Box Corp.	47,974	-	-	594	48,731
Blyth, Inc.	-	20,899	7,929	54	-
BMTC Group, Inc. Class A (sub. vtg.)	100,650	-	124	1,157	73,987
C. Uyemura & Co. Ltd.	24,403	-	-	353	30,116
Cal Dive International, Inc.	10,732	-	-	-	12,984
Calian Technologies Ltd.	16,224	-	-	741	13,833
Career Education Corp.	31,651	-	-	-	21,638
Cash Converters International Ltd.	18,841	-	1,621	946	24,925
Cathay General Bancorp	66,784	-	-	165	98,010
CEC Entertainment, Inc.	68,920	-	-	1,880	83,180
Chase Corp.	13,991	-	-	362	25,113
Chime Communications PLC	13,338	-	-	526	20,234
Chuoh Pack Industry Co. Ltd.	6,073	446	-	211	5,469
Citi Trends, Inc.	15,030	4,956	5,003	-	15,499
CKD Corp.	34,555	-	12,633	602	30,600
ClearOne, Inc. (formerly ClearOne Communications, Inc.)	1,781	1,459	3,572	-	-
Clip Corp.	3,741	-	-	129	3,635
Cosmos Pharmaceutical Corp.	154,513	-	5,957	933	196,696
Coventry Health Care, Inc.	476,619	-	709,339	4,999	-
CRA International, Inc.	9,681	4,628	-	-	17,417
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Create SD Holdings Co. Ltd.	$ 61,339	$ -	$ -	$ 1,191	$ 81,087
CSE Global Ltd.	32,495	45	-	1,638	30,745
Cybernet Systems Co. Ltd.	5,648	-	-	232	6,574
Daewon Pharmaceutical Co. Ltd.	6,963	-	688	55	17,353
Daiichi Kensetsu Corp.	17,709	1,373	-	355	23,493
DCC PLC (United Kingdom)	206,435	-	-	9,140	336,898
Dean Foods Co.	117,515	2,473	91,051	-	-
Deepak Fertilisers and Petrochemicals Corp. Ltd.	17,513	-	-	703	10,529
Deepak Nitrite Ltd.	1,879	-	97	84	2,686
Delta Apparel, Inc.	6,011	899	3,344	-	-
Diodes, Inc.	60,608	-	63,761	-	-
Diversicare Healthcare Services, Inc. (formerly Advocat, Inc.)	2,188	-	-	78	1,844
Divestco, Inc.	787	-	-	-	576
DongKook Pharmaceutical Co. Ltd.	5,890	1,366	-	133	17,758
DVx, Inc.	3,996	-	-	103	7,872
Ebix, Inc.	46,417	9,892	3,573	393	30,740
EcoGreen Fine Chemical Group Ltd.	7,446	-	-	296	8,492
Educational Development Corp.	1,586	-	-	155	1,203
Endurance Specialty Holdings Ltd.	90,142	-	-	3,276	136,838
EOH Holdings Ltd.	35,961	-	-	572	49,769
Excel Co. Ltd.	8,426	-	-	297	10,640
F&F Co. Ltd.	3,999	555	-	59	4,912
Farstad Shipping ASA	80,165	-	-	1,231	69,780
Federal Screw Works	938	-	252	-	237
First Juken Co. Ltd.	14,934	-	-	619	22,801
Folli Follie SA	26,144	3,045	-	-	102,612
Food Empire Holdings Ltd.	18,279	-	214	527	27,265
Foremost Income Fund	18,148	-	-	1,291	17,094
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 154,350	$ -	$ -	$ 2,835	$ 176,967
Fujikura Kasei Co., Ltd.	15,407	-	-	499	15,404
Fursys, Inc.	20,686	1,288	-	449	22,429
Fyffes PLC (Ireland)	16,021	-	-	781	26,042
GameStop Corp. Class A	136,489	30	60,643	8,679	343,420
Genky Stores, Inc.	6,073	-	-	125	5,111
Genworth MI Canada, Inc.	95,664	-	-	5,995	157,381
Geodesic Ltd.	3,245	-	-	177	304
Gildan Activewear, Inc.	313,016	-	114,515	2,653	345,886
Glentel, Inc.	21,097	-	-	863	31,307
Goodfellow, Inc.	6,674	-	-	323	7,368
Guess?, Inc.	150,952	91,501	8,372	16,454	278,470
Gujarat State Fertilizers & Chemicals Ltd.	23,102	5,712	-	809	21,553
Gulliver International Co. Ltd.	30,802	-	16,906	975	47,192
Halows Co. Ltd.	13,384	592	-	157	12,649
Hamakyorex Co. Ltd.	25,287	-	-	327	24,704
Hampshire Group Ltd.	3,211	-	-	-	4,140
Handsome Co. Ltd.	48,155	-	-	568	60,161
Hankook Shell Oil Co. Ltd.	13,111	-	-	1,050	23,328
Hanwha Timeworld Co. Ltd.	5,046	592	-	184	10,924
Harte-Hanks, Inc.	21,168	-	13,359	1,133	-
Healthways, Inc.	19,594	-	27,666	-	-
Heartland Payment Systems, Inc.	63,401	-	-	520	74,621
Helen of Troy Ltd.	95,188	2,035	-	-	135,511
Henry Boot PLC	18,038	-	5,938	715	21,879
Hiday Hidaka Corp.	20,701	-	-	485	26,610
Honshu Chemical Industry Co. Ltd.	4,113	605	-	136	5,819
Horsehead Holding Corp.	20,769	-	22,240	-	-
Hoshiiryou Sanki Co. Ltd.	8,339	381	-	129	7,963
Houston Wire & Cable Co.	12,595	1,840	-	452	18,754
HTL International Holdings Ltd.	8,060	-	133	118	6,275
Hurco Companies, Inc.	12,923	-	-	32	18,055
Hutech Norin Co. Ltd.	10,655	-	-	341	10,713
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Huvitz Co. Ltd.	$ 9,051	$ -	$ -	$ 113	$ 16,703
Hwacheon Machine Tool Co. Ltd.	8,334	-	-	171	9,980
IA Group Corp.	6,501	44	-	229	5,988
I-Sheng Electric Wire & Cable Co. Ltd.	15,711	-	-	1,011	16,523
ICT Automatisering NV	2,956	-	-	-	4,418
IDIS Holdings Co. Ltd. (formerly Intelligent Digital Integrated Security Co. Ltd.)	5,716	-	-	27	9,104
Ihara Science Corp.	7,292	309	-	146	6,322
Ildong Pharmaceutical Co. Ltd.	14,977	14	-	292	22,641
Image Sensing Systems, Inc.	1,858	-	-	-	2,611
Indra Sistemas	145,663	-	-	6,105	222,717
Infomedia Ltd.	3,575	-	105	421	8,198
Insteel Industries, Inc.	12,025	-	12,597	420	-
Intage, Inc.	22,065	-	237	511	25,795
Intelligent Digital Integrated Security Co. Ltd.	12,635	97	-	109	18,391
INTOPS Co. Ltd.	13,043	-	-	225	18,060
INZI Controls Co. Ltd.	9,386	-	-	118	7,299
Isewan Terminal Service Co. Ltd.	9,641	294	296	327	9,483
Isra Vision AG	9,959	-	-	144	20,515
j2 Global, Inc.	107,748	-	112,118	1,328	-
Jack in the Box, Inc.	161,940	-	37,490	-	188,423
JAKKS Pacific, Inc.	34,452	-	6,613	713	7,813
Jaya Holdings Ltd.	33,603	-	-	301	34,078
Jeil Pharmaceutical Co.	27,446	-	-	69	17,904
JLM Couture, Inc.	246	-	-	-	449
Jorudan Co. Ltd.	3,368	-	-	50	2,804
Jos. A. Bank Clothiers, Inc.	115,687	-	-	-	111,854
Jumbo SA	41,528	509	-	2,956	119,200
Kingboard Chemical Holdings Ltd.	89,976	47,680	-	2,915	163,878
Knoll, Inc.	61,263	350	-	2,157	74,340
Know IT AB	13,396	-	-	722	13,221
Kohsoku Corp.	18,360	-	-	457	19,836
Kondotec, Inc.	9,391	-	274	246	9,709
Korea Electric Terminal Co. Ltd.	13,435	-	-	159	23,173
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KSK Co., Ltd.	$ 3,655	$ 106	$ -	$ 92	$ 3,995
KunWha Pharmaceutical Co., Ltd.	3,228	-	11,273	-	-
Kyeryong Construction Industrial Co. Ltd.	7,519	-	-	-	6,517
Kyoto Kimono Yuzen Co. Ltd.	20,106	-	-	753	18,786
LHC Group, Inc.	33,902	-	-	-	43,471
Lincare Holdings, Inc.	513,360	-	514,600	-	-
Maruzen Co. Ltd.	13,301	-	-	377	16,945
Mastek Ltd.	4,253	-	-	101	3,637
Medical Action Industries, Inc.	5,687	-	2,792	-	11,947
Meetic	24,850	-	-	-	27,555
Mega First Corp. Bhd	12,330	-	-	514	11,797
Melbourne IT Ltd.	15,311	-	-	2,947	13,978
Melexis NV	50,122	-	-	2,410	78,571
Mesa Laboratories, Inc.	14,700	-	-	175	20,720
Metro, Inc. Class A (sub. vtg.)	606,295	-	-	8,595	783,669
Michang Oil Industrial Co. Ltd.	7,183	-	-	311	12,427
Mitani Sekisan Co. Ltd.	13,716	2,838	-	229	23,057
Mitie Group PLC	102,230	-	884	3,876	98,221
Monarch Casino & Resort, Inc.	10,085	-	21,773	-	-
Motonic Corp.	20,692	-	-	642	32,450
Mr. Bricolage SA	8,571	2,446	-	370	12,721
Muhak Co. Ltd.	24,467	2,075	-	99	44,193
Multi-Fineline Electronix, Inc.	6,862	21,368	-	-	24,708
Murakami Corp.	8,337	555	-	139	11,156
Muramoto Electronic Thailand PCL (For. Reg.)	9,473	-	166	145	6,845
Nadex Co. Ltd.	2,883	821	-	88	4,577
Nafco Co. Ltd.	36,224	4,372	-	808	43,174
National Interstate Corp.	26,190	-	1,696	2,420	-
NCI, Inc. Class A	5,269	-	-	-	4,025
NETGEAR, Inc.	45,019	28,407	-	-	68,861
New Frontier Media, Inc.	3,002	-	3,889	-	-
Next PLC	840,310	-	-	27,235	1,263,908
Nextchip Co. Ltd.	6,407	-	-	67	4,400
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NICE e-Banking Services	$ 4,242	$ -	$ -	$ 81	$ 4,720
Nippo Ltd.	4,716	196	-	118	4,679
Nishimatsuya Chain Co. Ltd.	59,117	-	14,938	1,427	47,542
North Valley Bancorp	6,858	-	1,627	-	7,566
Northrim Bancorp, Inc.	-	12,512	-	-	12,760
Nutraceutical International Corp.	17,050	-	-	1,144	25,409
OFG Bancorp (formerly Oriental Financial Group, Inc.)	25,997	-	-	541	46,259
OM Group, Inc.	43,725	11,824	8,700	-	91,195
Orbotech Ltd.	24,800	-	8,878	-	29,234
P&F Industries, Inc. Class A	1,812	42	-	-	2,976
Pacer International, Inc.	8,400	-	1,298	-	11,080
Pacific Premier Bancorp, Inc.	8,465	-	-	-	12,379
Pal Co. Ltd.	44,479	-	725	824	44,710
Papa John's International, Inc.	102,020	-	34,748	-	94,699
Parker Corp.	5,740	551	-	131	5,894
Pelion SA	4,960	1,105	579	362	16,625
PetMed Express, Inc.	23,572	-	23,725	3,809	-
Piolax, Inc.	21,394	1,064	-	484	28,977
Prim SA	7,593	602	-	367	12,803
Relo Holdings Corp.	46,469	2,336	-	1,036	68,914
RenaissanceRe Holdings Ltd.	229,369	-	-	3,410	269,607
Rimage Corp.	6,715	-	-	164	8,715
Rocky Brands, Inc.	7,372	-	9,568	23	-
Rocky Mountain Chocolate Factory, Inc.	6,077	-	-	219	6,628
Ruby Tuesday, Inc.	40,845	-	1,266	-	45,384
Ruth's Hospitality Group, Inc.	15,960	-	12,943	76	-
S&T Holdings Co. Ltd.	5,814	1,066	-	218	12,259
Safeway, Inc.	196,708	8,926	-	9,241	335,270
Sakai Moving Service Co. Ltd.	15,915	-	-	508	20,739
Samsung Climate Control Co. Ltd.	3,202	-	-	21	3,136
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sanei Architecture Planning Co. Ltd.	$ 9,136	$ 4,953	$ -	$ 256	$ 11,803
Sarantis SA	3,123	6,078	-	-	15,937
ScanSource, Inc.	57,740	-	-	-	71,220
Seagate Technology	944,129	-	50,455	42,896	1,227,300
SED International Holdings, Inc.	1,021	-	21	-	893
Select Harvests Ltd.	7,099	323	-	323	17,886
Senshu Electric Co. Ltd.	13,236	-	-	363	12,718
Sewon Precision Industries Co. Ltd.	4,842	-	-	-	10,657
Shibaura Electronics Co. Ltd.	12,591	-	-	306	9,255
Shinsegae Engineering & Construction Co. Ltd.	3,630	-	-	122	2,882
ShoLodge, Inc.	50	-	-	-	5
Sigmatron International, Inc.	1,333	-	-	-	1,596
Sinwa Ltd.	2,202	17	-	280	4,072
SJM Co. Ltd.	8,806	-	-	99	13,449
SJM Holdings Co. Ltd.	4,262	-	-	104	6,762
Societe Pour L'Informatique Industrielle SA	6,856	1,990	-	117	12,384
Soken Chemical & Engineer Co. Ltd.	7,266	-	-	277	11,223
Sonic Corp.	61,613	-	3,426	-	92,220
Span-America Medical System, Inc.	4,588	362	-	407	6,045
Sporton International, Inc.	18,198	-	-	1,002	24,296
Sportscene Group, Inc. Class A	3,195	-	-	-	2,629
Stanley Furniture Co., Inc.	5,275	-	-	-	4,449
Stantec, Inc.	68,947	-	1,130	1,270	109,836
Steiner Leisure Ltd.	68,805	-	-	-	95,601
Step Co. Ltd.	9,589	93	-	391	11,870
Sterling Construction Co., Inc.	16,186	-	-	-	16,007
Strattec Security Corp.	7,428	-	-	132	13,510
Strongco Corp.	5,419	-	-	-	3,993
Sun Hing Vision Group Holdings Ltd.	8,057	-	-	571	8,643
Sunjin Co. Ltd.	5,649	-	-	63	12,780
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sunjin Holdings Co. Ltd.	$ 2,481	$ -	$ -	$ -	$ -
Super Micro Computer, Inc.	34,918	5,555	-	-	37,859
Swift Energy Co.	13,083	48,196	-	-	50,323
SWORD Group	8,397	433	-	857	9,786
SYNNEX Corp.	118,574	-	-	-	173,568
T&K Toka Co. Ltd.	10,425	-	-	305	17,036
Techno Smart Corp. (formerly Inoue Kinzoku Kogyo Co. Ltd.)	4,846	-	-	94	3,790
Teems, Inc.	1,221	67	-	19	1,330
Telechips, Inc.	4,200	-	-	41	4,589
Tempur Sealy International, Inc.	121,111	-	6,994	-	162,565
Tessco Technologies, Inc.	1,313	11,738	-	110	16,821
The Pack Corp.	33,722	-	-	1,017	33,434
The Stanley Gibbons Group PLC	4,204	171	215	125	-
Theragenics Corp.	4,838	925	-	-	6,299
TKH Group NV unit	60,628	-	-	2,180	82,535
Tohoku Steel Co. Ltd.	8,672	-	-	91	8,482
Token Corp.	45,816	-	2,926	832	52,701
Tokyo Kisen Co. Ltd.	5,411	-	-	147	5,056
Tokyo Tekko Co. Ltd.	14,707	-	-	472	17,336
Tomen Devices Corp.	16,632	-	-	334	11,635
Tomen Electronics Corp.	19,648	-	-	650	17,087
Total Energy Services, Inc.	35,399	-	-	420	37,070
Tow Co. Ltd.	7,884	-	-	350	6,695
Trancom Co. Ltd.	21,122	-	-	609	30,273
Trio-Tech International	458	-	-	-	1,164
Triple-S Management Corp.	35,670	9,528	-	-	53,961
Tuesday Morning Corp.	21,812	-	22,986	-	24,681
Tungtex Holdings Co. Ltd.	2,156	453	-	85	2,553
Tungtex Holdings Co. Ltd. rights 5/27/13	-	-	-	-	-
UANGEL Corp.	5,211	-	2,696	88	3,938
UKC Holdings Corp.	19,138	-	-	617	25,977
Uni-Select, Inc.	55,168	380	-	885	40,634
Unit Corp.	161,790	-	-	-	183,438
United Stationers, Inc.	61,299	-	-	1,337	100,642
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Universal Security Instruments, Inc.	$ 1,158	$ -	$ -	$ -	$ 1,288
Unum Group	302,240	4,540	-	8,641	512,568
USS Co. Ltd.	215,233	-	38,684	6,658	201,114
Utah Medical Products, Inc.	14,845	-	209	427	24,282
Varitronix International Ltd.	5,490	-	5,262	454	-
Vasco Data Security International, Inc.	11,655	14,095	239	-	25,925
Venture Corp. Ltd.	109,238	-	87,254	2,230	-
VSE Corp.	12,116	78	-	175	22,979
VST Holdings Ltd.	16,514	-	-	1,091	21,288
W&T Offshore, Inc.	84,130	6,364	-	5,114	80,636
Watts Co. Ltd.	8,097	-	-	236	14,929
Whanin Pharmaceutical Co. Ltd.	10,495	-	-	362	20,856
WIN-Partners Co. Ltd. (formerly Win International Co. Ltd.)	9,504	218	-	351	11,465
Winland Electronics, Inc.	134	-	167	-	-
Wireless Telecom Group, Inc.	1,625	-	-	-	1,989
Workman Co. Ltd.	36,077	1,098	-	1,084	57,720
XAC Automation Corp.	8,756	-	-	413	11,491
Xyratex Ltd.	23,660	-	14,186	2,132	-
YBM Sisa.com, Inc.	5,117	-	123	185	4,019
Yip's Chemical Holdings Ltd.	20,149	-	-	999	27,782
Young Innovations, Inc.	20,238	-	22,061	44	-
Young Poong Precision Corp.	9,219	-	479	61	8,640
Youngone Holdings Co. Ltd.	49,298	-	-	361	53,738
Yusen Logistics Co. Ltd.	48,109	-	-	827	38,115
Yutaka Giken Co. Ltd.	28,795	-	-	581	35,192
Total	$ 14,916,554	$ 568,596	$ 3,165,634	$ 343,022	$ 17,215,685
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,169,663	$ 11,169,663	$ -	$ -
Consumer Staples	3,600,293	3,600,293	-	-
Energy	2,072,635	1,630,892	441,743	-
Financials	4,556,378	4,091,853	463,574	951
Health Care	3,927,048	3,918,139	1,191	7,718
Industrials	3,307,100	3,307,095	-	5
Information Technology	7,414,853	7,414,853	-	-
Materials	1,281,235	1,281,235	-	-
Telecommunication Services	42,458	42,458	-	-
Utilities	89,878	89,878	-	-
Corporate Bonds	128,031	-	128,031	-
Money Market Funds	5,741,869	5,741,869	-	-
Total Investments in Securities:	$ 43,331,441	$ 42,288,228	$ 1,034,539	$ 8,674

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,433,014
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	62.3%
Japan	6.1%
United Kingdom	5.3%
Canada	5.2%
Ireland	4.5%
Bermuda	2.6%
Netherlands	2.3%
Korea (South)	1.5%
Taiwan	1.5%
Italy	1.2%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $510,153) - See accompanying schedule: Unaffiliated issuers (cost $11,778,428)	$ 20,373,887
Fidelity Central Funds (cost $5,741,869)	5,741,869
Other affiliated issuers (cost $9,496,847)	17,215,685
Total Investments (cost $27,017,144)		$ 43,331,441
Cash		238
Foreign currency held at value (cost $5,356)		5,356
Receivable for investments sold		92,373
Receivable for fund shares sold		41,301
Dividends receivable		39,326
Interest receivable		372
Distributions receivable from Fidelity Central Funds		1,608
Other receivables		1,446
Total assets		43,513,461

Liabilities
Payable for investments purchased	$ 58,358
Payable for fund shares redeemed	39,061
Accrued management fee	21,153
Other affiliated payables	4,356
Other payables and accrued expenses	2,053
Collateral on securities loaned, at value	526,125
Total liabilities		651,106

Net Assets		$ 42,862,355
Net Assets consist of:
Paid in capital		$ 24,590,576
Undistributed net investment income		186,065
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,772,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,313,617
Net Assets		$ 42,862,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2013

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($28,171,046 ÷ 588,822 shares)	$ 47.84

Class K: Net Asset Value, offering price and redemption price per share ($14,691,309 ÷ 307,133 shares)	$ 47.83

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2013

Investment Income
Dividends (including $343,022 earned from other affiliated issuers)		$ 693,627
Interest		1,818
Income from Fidelity Central Funds		22,058
Total income		717,503

Expenses
Management fee Basic fee	$ 224,335
Performance adjustment	4,204
Transfer agent fees	46,486
Accounting and security lending fees	2,290
Custodian fees and expenses	2,156
Independent trustees' compensation	231
Appreciation in deferred trustee compensation account	1
Registration fees	356
Audit	240
Legal	121
Miscellaneous	332
Total expenses before reductions	280,752
Expense reductions	(947)	279,805
Net investment income (loss)		437,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,266,215
Other affiliated issuers	1,233,118
Investment not meeting investment restrictions	59
Foreign currency transactions	(639)
Total net realized gain (loss)		2,498,753
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $137)	7,695,004
Assets and liabilities in foreign currencies	(334)
Total change in net unrealized appreciation (depreciation)		7,694,670
Net gain (loss)		10,193,423
Net increase (decrease) in net assets resulting from operations		$ 10,631,121

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 437,698	$ 341,319
Net realized gain (loss)	2,498,753	1,483,825
Change in net unrealized appreciation (depreciation)	7,694,670	(1,354,944)
Net increase (decrease) in net assets resulting from operations	10,631,121	470,200
Distributions to shareholders from net investment income	(432,424)	(253,207)
Distributions to shareholders from net realized gain	(1,951,147)	(1,872,594)
Total distributions	(2,383,571)	(2,125,801)
Share transactions - net increase (decrease)	1,629,061	(158,107)
Redemption fees	2,348	3,844
Total increase (decrease) in net assets	9,878,959	(1,809,864)

Net Assets
Beginning of period	32,983,396	34,793,260
End of period (including undistributed net investment income of $186,065 and undistributed net investment income of $191,714, respectively)	$ 42,862,355	$ 32,983,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Low-Priced Stock

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19
Income from Investment Operations
Net investment income (loss) B	.48	.37	.23	.07	.17
Net realized and unrealized gain (loss)	11.61	(.03) E	7.53	5.00	(4.88)
Total from investment operations	12.09	.34	7.76	5.07	(4.71)
Distributions from net investment income	(.49)	(.28)	(.15)	(.12)	(.17)
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(2.77)	(2.49)	(.16)	(.20)	(4.28)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Total Return A	33.12%	1.68%	23.53%	18.06%	(13.90)%
Ratios to Average Net Assets C, F
Expenses before reductions	.79%	.88%	.83%	.99%	.99%
Expenses net of fee waivers, if any	.79%	.88%	.83%	.99%	.99%
Expenses net of all reductions	.79%	.88%	.83%	.99%	.98%
Net investment income (loss)	1.14%	1.00%	.61%	.21%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 28,171	$ 22,999	$ 26,762	$ 24,538	$ 21,792
Portfolio turnover rate D	11%	19%	15%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Income from Investment Operations
Net investment income (loss) B	.53	.42	.28	.11	.20
Net realized and unrealized gain (loss)	11.60	(.03) E	7.51	5.01	(4.86)
Total from investment operations	12.13	.39	7.79	5.12	(4.66)
Distributions from net investment income	(.54)	(.33)	(.23)	(.15)	(.21)
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(2.82)	(2.54)	(.23) H	(.23)	(4.32)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Total Return A	33.27%	1.83%	23.66%	18.23%	(13.74)%
Ratios to Average Net Assets C, F
Expenses before reductions	.68%	.76%	.71%	.85%	.81%
Expenses net of fee waivers, if any	.68%	.76%	.71%	.85%	.81%
Expenses net of all reductions	.68%	.76%	.70%	.85%	.81%
Net investment income (loss)	1.26%	1.12%	.74%	.35%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 14,691	$ 9,985	$ 8,031	$ 4,357	$ 2,279
Portfolio turnover rate D	11%	19%	15%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors

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Investment Valuation - continued

that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,849,882
Gross unrealized depreciation	(1,615,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,234,554

Tax Cost	$ 27,096,887

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 184,707
Undistributed long-term capital gain	$ 1,854,267
Net unrealized appreciation (depreciation)	$ 16,233,873

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 455,010	$ 253,207
Long-term Capital Gains	1,928,561	1,872,594
Total	$ 2,383,571	$ 2,125,801

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,655,028 and $7,334,771, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

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Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Low-Priced Stock	$ 40,456.16
Class K	6,030.05
	$ 46,486

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $134 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $85 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

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(Amounts in thousands except percentages)

7. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $18,510. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,298, including $596 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $898 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $46.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Low-Priced Stock	$ 284,865	$ 181,791
Class K	147,559	71,416
Total	$ 432,424	$ 253,207
From net realized gain
Low-Priced Stock	$ 1,338,102	$ 1,427,190
Class K	613,045	445,404
Total	$ 1,951,147	$ 1,872,594

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Low-Priced Stock
Shares sold	82,702	90,208	$ 3,528,018	$ 3,389,719
Reinvestment of distributions	39,316	45,341	1,538,529	1,537,943
Shares redeemed	(130,273)	(196,560)	(5,369,278)	(7,327,114)
Net increase (decrease)	(8,255)	(61,011)	$ (302,731)	$ (2,399,452)
Class K
Shares sold	90,911	104,192	$ 3,784,904	$ 3,892,850
Reinvestment of distributions	19,455	15,233	760,604	516,820
Shares redeemed	(62,464)	(57,652)	(2,613,716)	(2,168,325)
Net increase (decrease)	47,902	61,773	$ 1,931,792	$ 2,241,345

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2013

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Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

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Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	9/09/13	9/06/13	$0.227	$2.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31 2013, $2,432,454,234, or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 61% and 54% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Low-Priced Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-K-UANN-0913
1.863394.104

Fidelity®

Series Intrinsic Opportunities

Fund

Fidelity Series Intrinsic Opportunities
Fund

Class F

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Intrinsic Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take each class' cumulative total return and show you what would have happened if Fidelity® Series Intrinsic Opportunities Fund and Class F shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Intrinsic Opportunities Fund, a class of the fund, on December 6, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Joel Tillinghast, Portfolio Manager, Fidelity® Series Intrinsic Opportunities Fund: Since inception on December 6, 2012, through July 31, 2013, the fund's Series Intrinsic Opportunities and Class F shares roses 28.19% and 28.40%, respectively, outpacing the 21.87% gain of its benchmark, the Russell 3000® Index. I'm focused on investing in the stocks of profitable small- and mid-cap companies that are leaders in their industries, produce solid returns on capital and exhibit prudently managed balance sheets. During the period, relative performance was helped by good stock picking in information technology, especially a decision to avoid tech giant and index heavyweight Apple. A sizable stake in Hewlett-Packard paid off, as the stock surged under new CEO Meg Whitman. Retailer Best Buy was the fund's top performer, helped by a turnaround plan to cut costs, improve customer service and reconstitute the company's online business. Conversely, stock picks in energy hurt, especially global coal producer Peabody Energy. Geographically, U.S. holdings fared best, while solid stock picking in Japan was overshadowed by the negative impact of a stronger yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Series Intrinsic Opportunities	.80%
Actual		$ 1,000.00	$ 1,174.60	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Class F	.61%
Actual		$ 1,000.00	$ 1,176.50	$ 3.29
Hypothetical A		$ 1,000.00	$ 1,021.77	$ 3.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
WellPoint, Inc.	4.1	2.8
The Western Union Co.	3.7	2.4
Hewlett-Packard Co.	3.6	2.4
Best Buy Co., Inc.	3.3	2.3
Dell, Inc.	3.2	0.0
Humana, Inc.	3.2	0.0
UnitedHealth Group, Inc.	3.1	2.7
AstraZeneca PLC sponsored ADR	2.9	3.4
Dun & Bradstreet Corp.	2.8	2.4
Staples, Inc.	2.5	1.9
	32.4
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	29.0
Health Care	22.2	18.7
Information Technology	20.8	15.5
Energy	8.6	8.5
Financials	7.6	9.2
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 99.3%		Stocks 103.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities)† (3.9)%
* Foreign investments	36.4%	** Foreign investments	51.3%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 1.6%
Cooper Tire & Rubber Co.	300,000	$ 10,062,000
G-Tekt Corp.	375,000	9,613,420
Hanil E-Wha Co. Ltd.	1,000,000	12,814,805
Harada Industries Co. Ltd.	50,000	101,113
Hyundai Mobis	5,000	1,219,186
Jidosha Buhin Kogyo Co. Ltd.	872,000	4,702,441
Piolax, Inc.	308,000	8,499,806
TBK Co. Ltd.	1,350,000	6,121,949
TPR Co. Ltd.	425,000	7,118,782
Yorozu Corp.	561,000	9,746,308
		69,999,810
Automobiles - 0.1%
Audi AG (d)	5,000	4,171,312
Motors Liquidation Co. GUC Trust (a)	5,000	163,250
		4,334,562
Distributors - 0.4%
Chori Co. Ltd.	271,800	2,767,691
Doshisha Co. Ltd.	420,000	5,915,432
Nakayamafuku Co. Ltd.	35,000	264,529
Uni-Select, Inc.	456,410	9,158,417
Yagi & Co. Ltd.	105,900	1,671,081
		19,777,150
Diversified Consumer Services - 2.0%
Best Bridal, Inc.	777,500	6,805,408
ITT Educational Services, Inc. (a)(d)	500,000	13,115,000
Lincoln Educational Services Corp.	25,000	156,750
MegaStudy Co. Ltd.	315,000	18,333,180
Step Co. Ltd.	217,000	1,981,391
Weight Watchers International, Inc. (d)	1,000,000	47,450,000
		87,841,729
Hotels, Restaurants & Leisure - 0.7%
Brazil Fast Food Corp. (a)	5,000	71,250
Hiday Hidaka Corp.	127,000	2,669,451
Koshidaka Holdings Co. Ltd. (d)	100,000	3,237,667
Kura Corp. Ltd.	125,000	2,132,060
Ohsho Food Service Corp.	325,000	11,285,874
Toridoll.Corporation	1,150,000	11,886,426
		31,282,728
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 1.5%
Ace Bed Co. Ltd.	15,830	$ 1,277,726
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	1,100,000	1,903,000
Dixie Group, Inc. (a)	250,000	2,247,500
FJ Next Co. Ltd.	660,000	3,512,001
Helen of Troy Ltd. (a)	800,000	33,984,000
Lifetime Brands, Inc.	20,000	299,600
Q.E.P. Co., Inc. (a)	8,598	157,343
SABAF SpA	425,800	5,605,152
Sanei Architecture Planning Co. Ltd.	660,000	5,332,039
Sanyo Housing Nagoya Co. Ltd.	500,000	5,979,981
Tact Home Co. Ltd.	5,000	8,701,869
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)(d)	200,000	24,584
		69,024,795
Leisure Equipment & Products - 0.3%
Accell Group NV	701,944	12,896,209
Daikoku Denki Co. Ltd.	15,000	286,488
		13,182,697
Media - 0.4%
Alpha Co. Ltd.	25,000	44,684
Crown Media Holdings, Inc. Class A (a)	50,000	148,500
Gendai Agency, Inc.	575,000	3,464,917
Pico Far East Holdings Ltd.	5,500,000	1,914,745
Proto Corp.	100,000	1,310,387
Starz - Liberty Capital Series A (a)	405,841	9,159,831
Weborama	5,849	101,156
		16,144,220
Multiline Retail - 0.6%
GwangJu Shinsegae Co. Ltd.	50,000	11,479,929
Hanwha Timeworld Co. Ltd.	258,990	8,297,266
Next PLC	42,700	3,241,373
Treasure Factory Co. Ltd.	20,000	284,343
Watts Co. Ltd. (d)	384,000	4,310,244
		27,613,155
Specialty Retail - 15.3%
Asahi Co. Ltd.	20,000	320,294
AT-Group Co. Ltd.	225,000	3,814,728
Bed Bath & Beyond, Inc. (a)	700,000	53,529,000
Best Buy Co., Inc.	4,925,000	148,193,250
Folli Follie SA (a)	325,000	7,622,573
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fuji Corp.	134,000	$ 2,080,278
Guess?, Inc.	2,750,000	92,620,000
Handsman Co. Ltd.	125,000	1,352,007
Hour Glass Ltd.	1,500,000	2,065,547
IA Group Corp.	112,000	766,418
John David Group PLC	1,750,000	24,465,503
Jos. A. Bank Clothiers, Inc. (a)	500,000	20,430,000
Jumbo SA	1,778,000	18,922,898
K's Denki Corp.	1,200,000	40,935,552
Ku Holdings Co. Ltd.	200,000	1,685,221
Mandarake, Inc.	20,000	663,875
Mr. Bricolage SA (a)	239,000	3,004,662
Nafco Co. Ltd.	640,400	12,152,621
Nitori Holdings Co. Ltd.	950,000	81,115,307
Oriental Watch Holdings Ltd.	5,318,000	1,625,104
Point, Inc.	750,000	37,611,070
RIGHT ON Co. Ltd.	60,000	606,067
RONA, Inc.	875,000	9,754,406
Samse SA	18,000	1,536,155
Staples, Inc.	6,500,000	110,630,000
The Cato Corp. Class A (sub. vtg.)	350,000	9,852,500
Tokatsu Holdings Co. Ltd.	25,000	68,941
		687,423,977
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	50,000	2,656,500
Deckers Outdoor Corp. (a)(d)	400,000	21,932,000
Geox SpA (d)	7,500,000	19,556,145
Ports Design Ltd.	8,300,000	5,415,184
Texwinca Holdings Ltd.	2,000,000	1,946,980
Van de Velde (d)	111,000	5,262,918
Youngone Holdings Co. Ltd.	30,000	1,735,338
Yue Yuen Industrial (Holdings) Ltd.	800,000	2,202,280
		60,707,345
TOTAL CONSUMER DISCRETIONARY		1,087,332,168
CONSUMER STAPLES - 5.3%
Beverages - 0.2%
Crimson Wine Group Ltd. (a)	75,000	675,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Jinro Distillers Co. Ltd.	151,465	$ 2,493,639
Muhak Co. Ltd.	324,999	5,495,221
National Beverage Corp.	35,000	622,300
		9,286,160
Food & Staples Retailing - 2.5%
Ain Pharmaciez, Inc.	75,000	3,263,201
Amsterdam Commodities NV	5,000	104,432
Create SD Holdings Co. Ltd.	225,000	8,192,472
Dong Suh Companies, Inc.	565,000	14,455,589
Genky Stores, Inc. (d)	104,400	2,223,205
Halows Co. Ltd.	44,900	385,211
MARR SpA	800,000	10,429,944
Marukyu Co. Ltd. (d)	238,700	2,367,253
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	258,133
San-A Co. Ltd.	275,000	13,341,333
Sapporo Drug Store Co. Ltd. (e)	101,500	4,037,815
Tesco PLC	9,500,000	53,081,737
Yaoko Co. Ltd.	65,000	2,433,102
		114,573,427
Food Products - 0.8%
Ajinomoto Malaysia Bhd	500,000	657,631
Astral Foods Ltd.	200,000	1,883,331
Cranswick PLC	350,000	6,123,031
Fresh Del Monte Produce, Inc.	725,000	20,365,250
Lassonde Industries, Inc. Class A (sub. vtg.)	1,000	90,556
Pickles Corp.	10,000	73,026
Select Harvests Ltd.	1,282,145	4,241,038
Synear Food Holdings Ltd. (a)	1,000,000	143,998
Toyo Sugar Refining Co. Ltd.	700,000	686,345
		34,264,206
Personal Products - 1.8%
Atrium Innovations, Inc. (a)	423,006	6,078,832
Coty, Inc. Class A (a)	75,000	1,289,250
Cyanotech Corp. (a)	25,000	153,500
Nutraceutical International Corp.	10,000	222,200
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Sarantis SA (a)	980,000	$ 6,649,089
USANA Health Sciences, Inc. (a)(d)(e)	800,000	66,096,000
		80,488,871
TOTAL CONSUMER STAPLES		238,612,664
ENERGY - 8.6%
Energy Equipment & Services - 2.0%
AKITA Drilling Ltd. Class A (non-vtg.)	125,000	1,602,814
Boustead Singapore Ltd.	3,333,000	3,671,716
Fugro NV (Certificaten Van Aandelen)	100,000	6,093,003
Oil States International, Inc. (a)	600,000	58,338,000
Shinko Plantech Co. Ltd.	1,500,000	11,750,587
Unit Corp. (a)	125,000	5,635,000
		87,091,120
Oil, Gas & Consumable Fuels - 6.6%
ENI SpA	4,000,000	88,348,564
Fuji Kosan Co. Ltd.	75,000	435,859
Knightsbridge Tankers Ltd. (d)	700,000	5,362,000
Marathon Oil Corp.	300,000	10,908,000
Motor Oil (HELLAS) Corinth Refineries SA	200,000	2,030,114
Newfield Exploration Co. (a)	1,200,000	29,520,000
Nordic American Tanker Shipping Ltd. (d)	725,000	6,873,000
Peabody Energy Corp.	4,500,000	74,520,000
Petrominerales Ltd. (d)	2,550,000	13,878,395
Tsakos Energy Navigation Ltd.	500,000	2,565,000
Ultra Petroleum Corp. (a)(d)	1,700,000	36,805,000
W&T Offshore, Inc. (d)	1,550,000	25,249,500
World Fuel Services Corp.	10,000	387,400
		296,882,832
TOTAL ENERGY		383,973,952
FINANCIALS - 7.6%
Capital Markets - 0.5%
GFI Group, Inc.	911,436	3,645,744
Goldman Sachs Group, Inc.	125,000	20,503,750
		24,149,494
Commercial Banks - 0.0%
Citizens Financial Services, Inc.	1,000	47,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Customers Bancorp, Inc. (a)	25,000	$ 418,750
Spar Nord Bank A/S (a)	10,000	69,233
		535,233
Consumer Finance - 0.2%
Albemarle & Bond Holdings PLC	2,078,746	4,363,963
EZCORP, Inc. (non-vtg.) Class A (a)	165,900	2,999,472
		7,363,435
Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	375,000	10,325,809
Fuyo General Lease Co. Ltd.	125,000	4,353,488
ING U.S., Inc.	300,900	9,364,008
NICE Information Service Co. Ltd.	349,724	899,441
Ricoh Leasing Co. Ltd.	650,000	17,884,792
		42,827,538
Insurance - 5.8%
AFLAC, Inc.	1,700,000	104,856,000
APRIL	1,125,000	22,913,616
Assurant, Inc.	500,000	27,080,000
Dongbu Insurance Co. Ltd.	75,000	3,173,666
Fidelity National Financial, Inc. Class A	25,000	612,000
MetLife, Inc.	1,500,000	72,630,000
RenaissanceRe Holdings Ltd.	150,000	13,045,500
StanCorp Financial Group, Inc.	50,000	2,654,500
Torchmark Corp.	200,000	14,216,000
		261,181,282
Real Estate Management & Development - 0.1%
Leopalace21 Corp. (a)	50,000	238,484
Nisshin Fudosan Co. Ltd.	700,000	4,589,929
		4,828,413
TOTAL FINANCIALS		340,885,395
HEALTH CARE - 22.2%
Biotechnology - 1.7%
United Therapeutics Corp. (a)	1,000,000	74,840,000
Health Care Equipment & Supplies - 0.6%
Audika SA (a)	353,000	3,756,908
Globus Medical, Inc. (d)	5,000	83,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nakanishi, Inc.	70,000	$ 9,658,870
St. Jude Medical, Inc.	300,000	15,717,000
		29,216,578
Health Care Providers & Services - 14.9%
Aetna, Inc.	1,100,000	70,587,000
Almost Family, Inc.	279,000	5,337,270
Amedisys, Inc. (a)(e)	2,917,000	36,491,670
Chemed Corp. (d)	350,000	24,706,500
Humana, Inc.	1,550,000	141,453,000
LHC Group, Inc. (a)	275,500	6,319,970
Magellan Health Services, Inc. (a)	300,000	17,145,000
National Healthcare Corp.	27,300	1,311,219
Pelion SA	325,000	8,312,606
Quest Diagnostics, Inc.	500,000	29,155,000
Uchiyama Holdings Co. Ltd.	110,000	3,583,903
UnitedHealth Group, Inc.	1,900,000	138,415,000
WellPoint, Inc.	2,150,000	183,953,999
		666,772,137
Health Care Technology - 0.1%
Pharmagest Interactive	55,000	5,253,552
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,350,000	61,398,000
AstraZeneca PLC sponsored ADR	2,550,000	129,336,000
Hi-Tech Pharmacal Co., Inc.	6,800	244,392
Kwang Dong Pharmaceutical Co. Ltd.	2,300,000	17,397,877
Recordati SpA	350,000	4,123,087
Tsumura & Co. (d)	175,000	4,993,872
		217,493,228
TOTAL HEALTH CARE		993,575,495
INDUSTRIALS - 7.5%
Air Freight & Logistics - 0.1%
AIT Corp.	350,000	4,468,389
SBS Co. Ltd.	50,000	522,929
		4,991,318
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Nihon Dengi Co. Ltd.	50,000	$ 399,346
Noda Corp.	10,000	55,766
		455,112
Commercial Services & Supplies - 0.5%
Fursys, Inc.	83,720	2,145,711
Mitie Group PLC	3,600,000	14,841,315
Moleskine SpA	600,000	1,538,151
Prestige International, Inc.	450,000	6,195,485
		24,720,662
Construction & Engineering - 0.5%
Ausdrill Ltd.	2,500,000	2,426,895
Boart Longyear Ltd. (d)	2,000,000	925,816
Daiichi Kensetsu Corp.	180,900	2,097,043
Heijmans NV (Certificaten Van Aandelen)	300,000	3,186,454
Kier Group PLC (d)	150,000	3,386,302
Meisei Industrial Co. Ltd.	100,000	407,517
Nippon Rietec Co. Ltd.	175,000	1,211,827
Sedgman Ltd.	1,500,000	849,413
Taihei Kogyo Co. Ltd.	250,000	878,358
Vianini Lavori SpA	1,363,000	6,165,108
		21,534,733
Electrical Equipment - 0.4%
Aros Quality Group AB	853,205	7,722,911
GrafTech International Ltd. (a)	946,151	7,115,056
Somfy SA	10,000	2,288,202
		17,126,169
Industrial Conglomerates - 0.0%
Reunert Ltd.	50,000	339,516
Machinery - 1.5%
Aalberts Industries NV	152,884	3,852,192
Daihatsu Diesel Manufacturing Co. Ltd. (e)	3,118,000	12,706,383
Daiwa Industries Ltd.	375,000	2,317,179
Fujimak Corp.	25,000	217,547
Global Brass & Copper Holdings, Inc.	435,298	8,109,602
Hitachi Zosen Fukui Corp.	10,000	84,976
Ihara Science Corp.	45,200	279,759
Jaya Holdings Ltd.	23,150,000	10,565,370
Koike Sanso Kogyo Co. Ltd.	75,000	173,118
Metka SA	135,000	1,993,529
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Samyoung M-Tek Co. Ltd. (e)	1,000,000	$ 5,286,107
Sansei Co. Ltd.	200,000	300,276
Semperit AG Holding	100,000	3,722,984
SIMPAC, Inc. (e)	2,325,000	14,793,758
Teikoku Sen-I Co. Ltd.	340,000	2,760,699
Tocalo Co. Ltd.	100,000	1,322,643
		68,486,122
Professional Services - 4.0%
Akka Technologies SA (e)	825,000	25,276,317
Benefit One, Inc.	1,473	2,554,544
CBIZ, Inc. (a)(e)	2,900,000	21,054,000
Dun & Bradstreet Corp.	1,200,000	124,356,000
Harvey Nash Group PLC	200,000	217,539
VSE Corp.	110,000	4,760,800
		178,219,200
Road & Rail - 0.2%
Autohellas SA	916,364	2,657,605
Hamakyorex Co. Ltd.	46,000	1,515,167
Tohbu Network Co. Ltd.	125,000	1,041,773
Utoc Corp.	850,000	2,908,283
		8,122,828
Trading Companies & Distributors - 0.3%
Bergman & Beving AB (B Shares)	475,000	6,121,369
Canox Corp.	35,000	104,024
Emori & Co. Ltd.	10,000	147,687
Mitani Shoji Co. Ltd.	350,000	6,034,113
VM Materiaux SA (a)	20,000	432,364
		12,839,557
TOTAL INDUSTRIALS		336,835,217
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 0.8%
Aastra Technologies Ltd.	125,000	3,135,040
NETGEAR, Inc. (a)	1,100,000	32,791,000
		35,926,040
Computers & Peripherals - 7.7%
Dell, Inc.	11,500,000	145,705,000
Hewlett-Packard Co.	6,250,000	160,500,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (d)	400,000	$ 14,996,000
QLogic Corp. (a)	400,000	4,404,000
Seagate Technology	425,000	17,386,750
TPV Technology Ltd.	21,000,000	4,142,813
		347,134,563
Electronic Equipment & Components - 2.9%
Corning, Inc.	2,050,000	31,139,500
Elematec Corp.	325,000	4,116,025
HF Co. (e)	200,000	1,370,261
Ingram Micro, Inc. Class A (a)	500,000	11,415,000
Insight Enterprises, Inc. (a)	1,700,000	36,363,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,536,917
Lacroix SA (e)	275,000	4,865,755
Macnica, Inc. (e)	1,060,000	26,556,837
Multi-Fineline Electronix, Inc. (a)	300,000	4,536,000
Riken Kieki Co. Ltd.	110,000	808,906
ScanSource, Inc. (a)	8,500	302,685
Shibaura Electronics Co. Ltd.	233,200	2,774,773
VST Holdings Ltd.	13,960,800	2,340,121
		129,125,780
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	32,146	855,309
DeNA Co. Ltd. (d)	250,000	4,751,813
Paperboy & Co., Inc.	26,000	1,070,166
Zappallas, Inc. (e)	9,000	6,535,594
		13,212,882
IT Services - 6.1%
Amdocs Ltd.	600,000	23,082,000
CACI International, Inc. Class A (a)	35,000	2,324,000
Calian Technologies Ltd.	209,500	3,722,495
CSG Systems International, Inc.	25,000	592,000
DOCdata NV	40,000	822,156
Econocom Group SA (d)	50,000	399,770
Estore Corp.	429	481,973
Groupe Steria SCA	203,843	2,874,535
Indra Sistemas	50,000	678,479
Infosys Ltd. sponsored ADR (d)	75,000	3,726,000
Luxoft Holding, Inc.	12,700	279,019
ManTech International Corp. Class A (d)	550,000	16,247,000
Shinsegae Information & Communication Co. Ltd.	55,414	3,890,864
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Societe Pour L'Informatique Industrielle SA	175,000	$ 1,268,821
Sopra Group SA	350,000	25,618,550
Tessi SA (e)	179,008	20,246,943
The Western Union Co.	9,250,000	166,130,000
		272,384,605
Semiconductors & Semiconductor Equipment - 0.4%
Alpha & Omega Semiconductor Ltd. (a)	915,000	6,999,750
Melexis NV	100,000	2,345,407
Miraial Co. Ltd. (d)(e)	631,900	9,745,368
		19,090,525
Software - 2.6%
CEGID SA	20,000	423,583
Ebix, Inc. (d)	375,000	4,350,000
Justplanning, Inc.	15,500	99,418
KSK Co., Ltd.	121,900	759,463
Microsoft Corp.	3,000,000	95,490,000
Oracle Corp.	250,000	8,087,500
Simplex Holdings, Inc.	9,000	4,182,412
Uchida Esco Co. Ltd.	25,000	188,949
Vasco Data Security International, Inc. (a)	500,000	4,115,000
Vitec Software Group AB	20,000	243,167
		117,939,492
TOTAL INFORMATION TECHNOLOGY		934,813,887
MATERIALS - 2.2%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	125,000	5,757,839
Chugoku Marine Paints Ltd.	350,000	1,823,103
Daishin-Chemical Co. Ltd.	80,000	857,931
Fuso Chemical Co. Ltd.	50,000	1,302,727
Hannong Chemicals, Inc. (e)	1,050,000	4,573,951
Soda Aromatic Co. Ltd.	66,300	541,722
T&K Toka Co. Ltd.	75,000	1,597,130
Tae Kyung Industrial Co. Ltd.	850,000	3,460,665
Yara International ASA	600,000	26,941,352
		46,856,420
Construction Materials - 0.2%
Buzzi Unicem SpA	150,000	2,213,037
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Mitani Sekisan Co. Ltd.	300,000	$ 3,879,072
Titan Cement Co. SA (Reg.) (a)	150,000	2,733,869
		8,825,978
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	128,690
Metals & Mining - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	250,000	3,575,000
Pacific Metals Co. Ltd.	6,500,000	29,011,336
Sherritt International Corp.	2,100,000	8,035,245
Tokyo Kohtetsu Co. Ltd.	272,600	1,161,007
		41,782,588
TOTAL MATERIALS		97,593,676
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	336,877	17,180,727
UTILITIES - 0.3%
Gas Utilities - 0.3%
Kyungnam Energy Co. Ltd.	1,061,200	5,902,374
Otaki Gas Co. Ltd.	82,000	456,440
Seoul City Gas Co. Ltd.	51,707	5,015,628
YESCO Co. Ltd.	100,220	3,406,962
		14,781,404
TOTAL COMMON STOCKS (Cost $3,868,251,245)		4,445,584,585
Nonconvertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares) (Cost $3,376,366)	450,000	3,642,831
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	33,761,468	$ 33,761,468
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	135,213,409	135,213,409
TOTAL MONEY MARKET FUNDS (Cost $168,974,877)		168,974,877
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $4,040,602,488)		4,618,202,293
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(136,797,897)
NET ASSETS - 100%		$ 4,481,404,396
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,396
Fidelity Securities Lending Cash Central Fund	2,412,725
Total	$ 2,550,121
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ -	$ 23,414,910	$ -	$ 582,641	$ 25,276,317
Amedisys, Inc.	-	35,704,080	-	-	36,491,670
CBIZ, Inc.	-	18,029,059	-	-	21,054,000
Daihatsu Diesel Manufacturing Co. Ltd.	-	12,579,464	-	245,054	12,706,383
Hannong Chemicals, Inc.	-	4,084,626	-	5,859	4,573,951
HF Co.	-	1,630,826	-	109,408	1,370,261
Lacroix SA	-	4,215,524	-	133,442	4,865,755
Macnica, Inc.	-	20,038,727	-	201,395	26,556,837
Miraial Co. Ltd.	-	10,523,706	-	179,294	9,745,368
Samyoung M-Tek Co. Ltd.	-	4,788,373	-	11,667	5,286,107
Sapporo Drug Store Co. Ltd.	-	3,908,471	-	48,066	4,037,815
SIMPAC, Inc.	-	13,299,289	-	15,557	14,793,758
Tessi SA	-	19,048,919	-	386,542	20,246,943
USANA Health Sciences, Inc.	-	36,301,790	11,293,093	-	66,096,000
Zappallas, Inc.	-	9,223,507	-	352,482	6,535,594
Total	$ -	$ 216,791,271	$ 11,293,093	$ 2,271,407	$ 259,636,759
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,087,332,168	$ 1,087,332,168	$ -	$ -
Consumer Staples	238,612,664	238,612,664	-	-
Energy	383,973,952	295,625,388	88,348,564	-
Financials	340,885,395	340,885,395	-	-
Health Care	993,575,495	993,575,495	-	-
Industrials	336,835,217	336,835,217	-	-
Information Technology	934,813,887	934,813,887	-	-
Materials	101,236,507	101,236,507	-	-
Telecommunication Services	17,180,727	17,180,727	-	-
Utilities	14,781,404	14,781,404	-	-
Money Market Funds	168,974,877	168,974,877	-	-
Total Investments in Securities:	$ 4,618,202,293	$ 4,529,853,729	$ 88,348,564	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	63.6%
Japan	12.7%
United Kingdom	5.3%
Korea (South)	3.3%
Italy	3.0%
France	2.6%
Canada	2.0%
Bermuda	2.0%
Greece	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $130,983,996) - See accompanying schedule: Unaffiliated issuers (cost $3,661,390,483)	$ 4,189,590,657
Fidelity Central Funds (cost $168,974,877)	168,974,877
Other affiliated issuers (cost $210,237,128)	259,636,759
Total Investments (cost $4,040,602,488)		$ 4,618,202,293
Foreign currency held at value (cost $427,531)		428,025
Receivable for investments sold		773,341
Receivable for fund shares sold		5,547,518
Dividends receivable		3,067,512
Distributions receivable from Fidelity Central Funds		184,848
Other receivables		179,866
Total assets		4,628,383,403

Liabilities
Payable for investments purchased	$ 4,914,824
Payable for fund shares redeemed	3,790,919
Accrued management fee	2,030,750
Other affiliated payables	386,984
Other payables and accrued expenses	642,121
Collateral on securities loaned, at value	135,213,409
Total liabilities		146,979,007

Net Assets		$ 4,481,404,396
Net Assets consist of:
Paid in capital		$ 3,834,438,340
Undistributed net investment income		29,285,904
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,080,195
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		577,599,957
Net Assets		$ 4,481,404,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2013

Series Intrinsic Opportunities: Net Asset Value, offering price and redemption price per share ($1,995,563,595 ÷ 156,124,285 shares)	$ 12.78

Class F: Net Asset Value, offering price and redemption price per share ($2,485,840,801 ÷ 194,268,855 shares)	$ 12.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period December 6, 2012 (commencement of operations) to July 31, 2013

Investment Income
Dividends (including $2,271,407 earned from other affiliated issuers)		$ 41,564,547
Interest		4,958
Income from Fidelity Central Funds (including $2,412,725 from security lending)		2,550,121
Total income		44,119,626

Expenses
Management fee	$ 10,196,258
Transfer agent fees	1,629,006
Accounting and security lending fees	519,178
Custodian fees and expenses	308,012
Independent trustees' compensation	8,839
Registration fees	479,143
Audit	64,255
Legal	1,067
Interest	1,027
Miscellaneous	2,358
Total expenses before reductions	13,209,143
Expense reductions	(481,393)	12,727,750
Net investment income (loss)		31,391,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,385,853
Other affiliated issuers	4,738,949
Foreign currency transactions	(697,468)
Futures contracts	20,955,393
Total net realized gain (loss)		39,382,727
Change in net unrealized appreciation (depreciation) on: Investment securities	577,599,805
Assets and liabilities in foreign currencies	152
Total change in net unrealized appreciation (depreciation)		577,599,957
Net gain (loss)		616,982,684
Net increase (decrease) in net assets resulting from operations		$ 648,374,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 6, 2012 (commencement of operations) to July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,391,876
Net realized gain (loss)	39,382,727
Change in net unrealized appreciation (depreciation)	577,599,957
Net increase (decrease) in net assets resulting from operations	648,374,560
Distributions to shareholders from net investment income	(1,408,505)
Share transactions - net increase (decrease)	3,834,438,341
Total increase (decrease) in net assets	4,481,404,396

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $29,285,904)	$ 4,481,404,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Intrinsic Opportunities

Period ended July 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12
Net realized and unrealized gain (loss)	2.69
Total from investment operations	2.81
Distributions from net investment income	(.03)
Net asset value, end of period	$ 12.78
Total Return B, C	28.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A
Expenses net of fee waivers, if any	.81% A
Expenses net of all reductions	.79% A
Net investment income (loss)	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,995,564
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended July 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	2.70
Total from investment operations	2.83
Distributions from net investment income	(.03)
Net asset value, end of period	$ 12.80
Total Return B, C	28.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A
Expenses net of fee waivers, if any	.62% A
Expenses net of all reductions	.60% A
Net investment income (loss)	1.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,485,841
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 709,639,721
Gross unrealized depreciation	(132,082,853)
Net unrealized appreciation (depreciation) on securities and other investments	$ 577,556,868

Tax Cost	$ 4,040,645,425

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 56,835,799
Undistributed long-term capital gain	$ 12,573,236
Net unrealized appreciation (depreciation)	$ 577,557,020

The tax character of distributions paid was as follows:

July 31, 2013
Ordinary Income	$ 1,408,505

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $20,955,393 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,986,683,556 and $133,570,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until December 2013. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Intrinsic Opportunities	$ 1,629,006.19

* Annualized

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $44,233 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,391,667.36%		$ 1,027

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value

Annual Report

8. Security Lending - continued

of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $481,149 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $244.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended July 31, 2013 A
From net investment income
Series Intrinsic Opportunities	$ 679,093
Class F	729,412
Total	$ 1,408,505

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

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Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

Period ended July 31, 2013 A	Shares	Dollars
Series Intrinsic Opportunities
Shares sold	161,722,154	$ 1,766,734,516
Reinvestment of distributions	66,711	679,093
Shares redeemed	(5,664,580)	(66,969,735)
Net increase (decrease)	156,124,285	$ 1,700,443,874
Class F
Shares sold	196,091,269	$ 2,156,618,526
Reinvestment of distributions	71,652	729,412
Shares redeemed	(1,894,066)	(23,353,471)
Net increase (decrease)	194,268,855	$ 2,133,994,467

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Series Intrinsic Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Intrinsic Opportunities Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2013, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 6, 2012 (commencement of operations) to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Intrinsic Opportunities Fund as of July 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 6, 2012 (commencement of operations) to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Intrinsic Opportunities Fund, or 1-800-835-5095 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Intrinsic Opportunities Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Series Intrinsic Opportunities	09/16/2013	09/13/2013	$0.078	$0.117
Class F	09/16/2013	09/13/2013	$0.088	$0.117

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $12,573,236, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

	12/21/2012	12/27/2012
Series Intrinsic Opportunities	52%	51%
Class F	50%	51%

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Intrinsic Opportunities Fund

At its July 2013 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fund's management contract (Advisory Contract) to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. In reaching its determination to approve the amendment to the Advisory Contract, the Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

The Board noted that the amendment to the Advisory Contract involves no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature and level of services provided to the fund; (iii) the individual fee rate, performance adjustment calculation, group fee rate schedules, or maximum group fee rate to be paid by the fund; or (iv) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board considered that it approved the fund's Advisory Contract with an initial two-year term prior to its commencement of operations in December 2012.

In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the amendment to the fund's Advisory Contract should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O2T-ANN-0913
1.951012.100

Item 2. Code of Ethics

As of the end of the period, July 31, 2013, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Intrinsic Opportunities Fund and Fidelity Value Discovery Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Intrinsic Opportunities Fund	$44,000	$-	$6,200	$600
Fidelity Value Discovery Fund	$37,000	$-	$5,300	$500

July 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Intrinsic Opportunities Fund	$-	$-	$-	$-
Fidelity Value Discovery Fund	$34,000	$-	$5,000	$400

A Amounts may reflect rounding.

B The Fidelity Series Intrinsic Opportunities Fund commenced operations on December 6, 2012.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Low-Priced Stock Fund (the "Fund"):

Services Billed by PwC

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$163,000	$-	$5,600	$15,500

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$161,000	$-	$4,300	$15,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2013A,B	July 31, 2012A,B
Audit-Related Fees	$915,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Intrinsic Opportunities Fund's commencement of operations.

Services Billed by PwC

	July 31, 2013A	July 31, 2012A
Audit-Related Fees	$4,295,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2013 A,B	July 31, 2012 A,B
PwC	$5,080,000	$5,670,000
Deloitte Entities	$1,790,000	$1,825,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Intrinsic Opportunities Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2013